      As filed with the Securities and Exchange Commission on May 1, 2008

                                                             File No. 002-78020
                                                                      811-03488

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                              [ ]


   Post-Effective Amendment No. 52                                           [X]


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


   Amendment No. 121                                                        [X]


                       (Check appropriate box or boxes.)

                               -----------------

                  Phoenix Life Variable Accumulation Account
            (f/k/a Phoenix Home Life Variable Accumulation Account)
                          (Exact Name of Registrant)

                               -----------------

                        Phoenix Life Insurance Company
              (f/k/a Phoenix Home Life Mutual Insurance Company)
                              (Name of Depositor)

                               -----------------

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------


                              John H. Beers, Esq.

                        Phoenix Life Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ______ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

   Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

                                    PART A

                                    PART B


                   Version B is not affected by this filing


  This filing incorporates by reference the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 002-78020) filed via EDGAR on April 30, 2008.

 LOGO

--------------------------------------------------------------------------------
                                                                  ANNUAL REPORT

                                                          PHOENIX LIFE VARIABLE

                                                           ACCUMULATION ACCOUNT

                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                                               AIM V.I. Capital                          AIM V.I. Mid Cap
                                                              Appreciation Fund -  AIM V.I. Core Equity  Core Equity Fund -
                                                                   Class I           Fund - Class I           Class I
                                                             -------------------- --------------------- -------------------
Assets:
   Investments at fair value                                 $         3,389,069   $         1,123,305  $         1,674,386
                                                             -------------------- --------------------- -------------------
   Total Assets                                              $         3,389,069   $         1,123,305  $         1,674,386
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -   $                 -  $                 -
                                                             -------------------- --------------------- -------------------
         Total Net Assets                                    $         3,389,069   $         1,123,305  $         1,674,386
                                                             ==================== ===================== ===================
Net Assets:
   Accumulation Units                                        $         3,389,069   $         1,123,305  $         1,674,386
   Contracts in payout (annuitization period)                $                 -   $                 -  $                 -
                                                             -------------------- --------------------- -------------------
         Total Net Assets                                    $         3,389,069   $         1,123,305  $         1,674,386
                                                             ==================== ===================== ===================
                                                             ==================== ===================== ===================
         Units Outstanding                                             2,850,781               968,478            1,305,375
                                                             ==================== ===================== ===================
   Investment shares held                                                115,390                38,588              114,921
   Investments at cost                                       $         2,410,515   $           967,016  $         1,545,187

         Unit Value
             Asset Manager Option 1                          $                 -   $                 -  $                 -
             Asset Manager Option 2                          $                 -   $                 -  $                 -
             Big Edge                                        $              1.18   $              1.16  $              1.29
             Freedom Edge(R)                                 $                 -   $                 -  $              1.27
             Group Strategic Edge(R)                         $              1.09   $              1.16  $              1.28
             Phoenix Dimensions(R) Option 1                  $                 -   $                 -  $                 -
             Phoenix Dimensions(R) Option 2                  $              1.27   $                 -  $                 -
             Phoenix Dimensions(R) Option 3                  $                 -   $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -   $                 -  $                 -
             Phoenix Income Choice(R)                        $                 -   $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.26   $              1.15  $              1.27
             Phoenix Investor's Edge(R) Option 2             $              1.25   $              1.15  $              1.26
             Phoenix Investor's Edge(R) Option 3             $                 -   $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -   $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $                 -   $                 -  $                 -
             Phoenix Investor's Edge+ Option 2               $                 -   $                 -  $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.31   $              1.16  $              1.29
             Phoenix Spectrum Edge(R) Option 2               $              1.30   $              1.16  $              1.28
             Phoenix Spectrum Edge(R) Option 3               $              1.29   $                 -  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -   $                 -  $                 -
             Retirement Planner's Edge                       $              1.15   $              1.16  $                 -
             Templeton Investment Plus                       $                 -   $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.15   $              1.16  $              1.28
             The Big Edge Plus(R)                            $              1.09   $              1.16  $              1.28
             The Phoenix Edge(R)--VA NY Option 1             $              1.19   $              1.17  $              1.30
             The Phoenix Edge(R)--VA NY Option 2             $              1.10   $              1.16  $              1.28

                                                                Alger American
                                                               Leveraged AllCap
                                                              Portfolio - Class O
                                                             --------------------
Assets:
   Investments at fair value                                 $         4,005,076
                                                             --------------------
   Total Assets                                              $         4,005,076
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             --------------------
         Total Net Assets                                    $         4,005,076
                                                             ====================
Net Assets:
   Accumulation Units                                        $         3,962,784
   Contracts in payout (annuitization period)                $            42,292
                                                             --------------------
         Total Net Assets                                    $         4,005,076
                                                             ====================
                                                             ====================
         Units Outstanding                                             3,547,911
                                                             ====================
   Investment shares held                                                 72,309
   Investments at cost                                       $         1,903,460

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.02
             Freedom Edge(R)                                 $              2.00
             Group Strategic Edge(R)                         $              1.05
             Phoenix Dimensions(R) Option 1                  $                 -
             Phoenix Dimensions(R) Option 2                  $                 -
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.66
             Phoenix Investor's Edge(R) Option 2             $              1.65
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.77
             Phoenix Spectrum Edge(R) Option 2               $              1.75
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.06
             The Big Edge Plus(R)                            $              1.05
             The Phoenix Edge(R)--VA NY Option 1             $              1.36
             The Phoenix Edge(R)--VA NY Option 2             $              1.50

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               DWS Equity 500     Federated Fund for    Federated High
                                                               Index Fund VIP -    U.S. Government    Income Bond Fund II
                                                                   Class A          Securities II      - Primary Shares
                                                             ------------------- ------------------- --------------------
Assets:
   Investments at fair value                                 $         8,535,021 $        17,719,720 $         4,401,416
                                                             ------------------- ------------------- --------------------
   Total Assets                                              $         8,535,021 $        17,719,720 $         4,401,416
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- --------------------
         Total Net Assets                                    $         8,535,021 $        17,719,720 $         4,401,416
                                                             =================== =================== ====================
Net Assets:
   Accumulation Units                                        $         8,535,021 $        16,662,282 $         4,269,810
   Contracts in payout (annuitization period)                $                 - $         1,057,438 $           131,606
                                                             ------------------- ------------------- --------------------
         Total Net Assets                                    $         8,535,021 $        17,719,720 $         4,401,416
                                                             =================== =================== ====================
                                                             =================== =================== ====================
         Units Outstanding                                             6,289,474          13,757,468           3,187,377
                                                             =================== =================== ====================
   Investment shares held                                                549,584           1,536,834             587,642
   Investments at cost                                       $         6,251,128 $        17,385,096 $         4,661,860

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.40 $              1.44 $              1.42
             Freedom Edge(R)                                 $                 - $              1.11 $                 -
             Group Strategic Edge(R)                         $              1.38 $              1.39 $              1.35
             Phoenix Dimensions(R) Option 1                  $              1.24 $                 - $                 -
             Phoenix Dimensions(R) Option 2                  $              1.23 $              1.07 $              1.14
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Income Choice(R) with GPAF              $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.30 $              1.17 $              1.44
             Phoenix Investor's Edge(R) Option 2             $              1.29 $              1.16 $              1.42
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.33 $              1.21 $              1.50
             Phoenix Spectrum Edge(R) Option 2               $              1.32 $              1.20 $              1.49
             Phoenix Spectrum Edge(R) Option 3               $                 - $              1.19 $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $              1.24 $              1.46
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.37 $              1.40 $              1.34
             The Big Edge Plus(R)                            $              1.38 $              1.39 $              1.35
             The Phoenix Edge(R)--VA NY Option 1             $              1.41 $              1.28 $              1.51
             The Phoenix Edge(R)--VA NY Option 2             $              1.38 $              1.26 $              1.46

                                                                 Fidelity VIP
                                                                Contrafund(R)
                                                              Portfolio - Service
                                                                    Class
                                                             --------------------
Assets:
   Investments at fair value                                 $        30,342,085
                                                             --------------------
   Total Assets                                              $        30,342,085
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             --------------------
         Total Net Assets                                    $        30,342,085
                                                             ====================
Net Assets:
   Accumulation Units                                        $        30,189,899
   Contracts in payout (annuitization period)                $           152,186
                                                             --------------------
         Total Net Assets                                    $        30,342,085
                                                             ====================
                                                             ====================
         Units Outstanding                                            19,340,730
                                                             ====================
   Investment shares held                                              1,091,442
   Investments at cost                                       $        27,114,268

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.57
             Freedom Edge(R)                                 $              1.87
             Group Strategic Edge(R)                         $              1.53
             Phoenix Dimensions(R) Option 1                  $              1.44
             Phoenix Dimensions(R) Option 2                  $              1.43
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Income Choice(R) with GPAF              $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.87
             Phoenix Investor's Edge(R) Option 2             $              1.86
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.91
             Phoenix Spectrum Edge(R) Option 2               $              1.90
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $              1.82
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.52
             The Big Edge Plus(R)                            $              1.53
             The Phoenix Edge(R)--VA NY Option 1             $              1.82
             The Phoenix Edge(R)--VA NY Option 2             $              1.79

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                             Fidelity VIP Growth                          Fidelity VIP
                                                                Opportunities     Fidelity VIP Growth   Investment Grade
                                                              Portfolio - Service  Portfolio - Service   Bond Portfolio -
                                                                    Class                Class            Service Class
                                                             -------------------- -------------------- -------------------
Assets:
   Investments at fair value                                 $         5,696,734  $         5,033,781  $         2,248,281
                                                             -------------------- -------------------- -------------------
   Total Assets                                              $         5,696,734  $         5,033,781  $         2,248,281
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -  $                 -  $                 -
                                                             -------------------- -------------------- -------------------
         Total Net Assets                                    $         5,696,734  $         5,033,781  $         2,248,281
                                                             ==================== ==================== ===================
Net Assets:
   Accumulation Units                                        $         5,692,898  $         4,945,859  $         2,248,281
   Contracts in payout (annuitization period)                $             3,836  $            87,922  $                 -
                                                             -------------------- -------------------- -------------------
         Total Net Assets                                    $         5,696,734  $         5,033,781  $         2,248,281
                                                             ==================== ==================== ===================
                                                             ==================== ==================== ===================
         Units Outstanding                                             4,713,038            5,233,964            2,179,333
                                                             ==================== ==================== ===================
   Investment shares held                                                255,230              111,885              177,450
   Investments at cost                                       $         4,468,207  $         3,435,238  $         2,194,650

         Unit Value
             Asset Manager Option 1                          $                 -  $                 -  $                 -
             Asset Manager Option 2                          $                 -  $                 -  $                 -
             Big Edge                                        $              1.04  $              0.89  $              1.04
             Freedom Edge(R)                                 $              1.58  $                 -  $              1.03
             Group Strategic Edge(R)                         $              1.00  $              0.88  $              1.03
             Phoenix Dimensions(R) Option 1                  $              1.37  $                 -  $              1.03
             Phoenix Dimensions(R) Option 2                  $              1.36  $              1.40  $              1.03
             Phoenix Dimensions(R) Option 3                  $                 -  $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -  $                 -  $                 -
             Phoenix Income Choice(R)                        $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.43  $              1.27  $              1.03
             Phoenix Investor's Edge(R) Option 2             $              1.42  $              1.26  $              1.03
             Phoenix Investor's Edge(R) Option 3             $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -  $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $              1.10  $                 -  $              1.02
             Phoenix Investor's Edge+ Option 2               $              1.10  $                 -  $              1.02
             Phoenix Spectrum Edge(R) Option 1               $              1.46  $              1.32  $              1.03
             Phoenix Spectrum Edge(R) Option 2               $              1.45  $              1.31  $              1.03
             Phoenix Spectrum Edge(R) Option 3               $                 -  $              1.30  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -  $                 -  $                 -
             Retirement Planner's Edge                       $              1.33  $              1.16  $              1.03
             Templeton Investment Plus                       $                 -  $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.04  $              0.87  $              1.03
             The Big Edge Plus(R)                            $              1.00  $              0.88  $              1.03
             The Phoenix Edge(R)--VA NY Option 1             $              1.22  $              1.15  $              1.04
             The Phoenix Edge(R)--VA NY Option 2             $              1.30  $              1.00  $                 -

                                                              Franklin Income
                                                              Securities Fund -
                                                                  Class 2
                                                             -------------------
Assets:
   Investments at fair value                                 $         5,925,503
                                                             -------------------
   Total Assets                                              $         5,925,503
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $         5,925,503
                                                             ===================
Net Assets:
   Accumulation Units                                        $         5,925,503
   Contracts in payout (annuitization period)                $                 -
                                                             -------------------
         Total Net Assets                                    $         5,925,503
                                                             ===================
                                                             ===================
         Units Outstanding                                             5,326,364
                                                             ===================
   Investment shares held                                                342,316
   Investments at cost                                       $         5,983,021

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.07
             Freedom Edge(R)                                 $              1.13
             Group Strategic Edge(R)                         $              1.06
             Phoenix Dimensions(R) Option 1                  $              1.14
             Phoenix Dimensions(R) Option 2                  $              1.13
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.13
             Phoenix Investor's Edge(R) Option 2             $              1.13
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $              0.96
             Phoenix Investor's Edge+ Option 2               $              0.96
             Phoenix Spectrum Edge(R) Option 1               $              1.14
             Phoenix Spectrum Edge(R) Option 2               $              1.14
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.06
             The Big Edge Plus(R)                            $              1.06
             The Phoenix Edge(R)--VA NY Option 1             $              1.14
             The Phoenix Edge(R)--VA NY Option 2             $              1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                          Lord Abbett
                                                              Lazard Retirement    Lord Abbett Bond-   Growth and Income
                                                              Small Cap Portfolio Debenture Portfolio      Portfolio
                                                               - Service Shares       - Class VC          - Class VC
                                                             -------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $           412,876  $         2,882,324 $        11,419,978
                                                             -------------------- ------------------- -------------------
   Total Assets                                              $           412,876  $         2,882,324 $        11,419,978
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -  $                 - $                 -
                                                             -------------------- ------------------- -------------------
         Total Net Assets                                    $           412,876  $         2,882,324 $        11,419,978
                                                             ==================== =================== ===================
Net Assets:
   Accumulation Units                                        $           409,077  $         2,882,324 $        11,390,779
   Contracts in payout (annuitization period)                $             3,799  $                 - $            29,199
                                                             -------------------- ------------------- -------------------
         Total Net Assets                                    $           412,876  $         2,882,324 $        11,419,978
                                                             ==================== =================== ===================
                                                             ==================== =================== ===================
         Units Outstanding                                               360,066            2,494,841           9,232,984
                                                             ==================== =================== ===================
   Investment shares held                                                 41,371              244,887             409,172
   Investments at cost                                       $           583,098  $         2,857,502 $        10,986,447

         Unit Value
             Asset Manager Option 1                          $                 -  $                 - $                 -
             Asset Manager Option 2                          $                 -  $                 - $                 -
             Big Edge                                        $              1.16  $              1.16 $              1.25
             Freedom Edge(R)                                 $                 -  $              1.15 $              1.23
             Group Strategic Edge(R)                         $              1.15  $              1.16 $              1.24
             Phoenix Dimensions(R) Option 1                  $                 -  $                 - $              1.24
             Phoenix Dimensions(R) Option 2                  $                 -  $              1.15 $              1.23
             Phoenix Dimensions(R) Option 3                  $                 -  $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 -  $                 - $                 -
             Phoenix Income Choice(R)                        $                 -  $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.14  $              1.14 $              1.23
             Phoenix Investor's Edge(R) Option 2             $              1.13  $              1.14 $              1.22
             Phoenix Investor's Edge(R) Option 3             $                 -  $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -  $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 -  $                 - $              0.97
             Phoenix Investor's Edge+ Option 2               $                 -  $                 - $              0.97
             Phoenix Spectrum Edge(R) Option 1               $              1.15  $              1.16 $              1.25
             Phoenix Spectrum Edge(R) Option 2               $              1.15  $              1.16 $              1.24
             Phoenix Spectrum Edge(R) Option 3               $                 -  $                 - $              1.24
             Phoenix Spectrum Edge(R) Option 4               $                 -  $                 - $                 -
             Retirement Planner's Edge                       $                 -  $              1.15 $              1.24
             Templeton Investment Plus                       $                 -  $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.14  $              1.15 $              1.24
             The Big Edge Plus(R)                            $              1.15  $              1.16 $              1.24
             The Phoenix Edge(R)--VA NY Option 1             $                 -  $              1.17 $              1.25
             The Phoenix Edge(R)--VA NY Option 2             $              1.15  $              1.16 $              1.24

                                                              Lord Abbett Mid-
                                                             Cap Value Portfolio
                                                                 - Class VC
                                                             -------------------
Assets:
   Investments at fair value                                 $         3,021,187
                                                             -------------------
   Total Assets                                              $         3,021,187
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $         3,021,187
                                                             ===================
Net Assets:
   Accumulation Units                                        $         3,016,930
   Contracts in payout (annuitization period)                $             4,257
                                                             -------------------
         Total Net Assets                                    $         3,021,187
                                                             ===================
                                                             ===================
         Units Outstanding                                             2,537,853
                                                             ===================
   Investment shares held                                                159,851
   Investments at cost                                       $         3,160,616

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.20
             Freedom Edge(R)                                 $              1.18
             Group Strategic Edge(R)                         $              1.19
             Phoenix Dimensions(R) Option 1                  $              1.17
             Phoenix Dimensions(R) Option 2                  $              1.17
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.18
             Phoenix Investor's Edge(R) Option 2             $              1.17
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.20
             Phoenix Spectrum Edge(R) Option 2               $              1.19
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $              1.19
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.19
             The Big Edge Plus(R)                            $              1.19
             The Phoenix Edge(R)--VA NY Option 1             $              1.20
             The Phoenix Edge(R)--VA NY Option 2             $              1.19

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)



                                                               Mutual Shares       Neuberger Berman     Neuberger Berman
                                                              Securities Fund -      AMT Fasciano         AMT Guardian
                                                                  Class 2         Portfolio - S Class  Portfolio - S Class
                                                             ------------------- -------------------- --------------------
Assets:
   Investments at fair value                                 $        17,210,558 $             9,177  $         1,354,684
                                                             ------------------- -------------------- --------------------
   Total Assets                                              $        17,210,558 $             9,177  $         1,354,684
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 -  $                 -
                                                             ------------------- -------------------- --------------------
         Total Net Assets                                    $        17,210,558 $             9,177  $         1,354,684
                                                             =================== ==================== ====================
Net Assets:
   Accumulation Units                                        $        17,077,675 $             9,177  $         1,354,684
   Contracts in payout (annuitization period)                $           132,883 $                 -  $                 -
                                                             ------------------- -------------------- --------------------
         Total Net Assets                                    $        17,210,558 $             9,177  $         1,354,684
                                                             =================== ==================== ====================
                                                             =================== ==================== ====================
         Units Outstanding                                             9,836,328               9,509            1,236,073
                                                             =================== ==================== ====================
   Investment shares held                                                852,430                 634               64,447
   Investments at cost                                       $        14,063,502 $             9,064  $         1,339,987

         Unit Value
             Asset Manager Option 1                          $                 - $                 -  $                 -
             Asset Manager Option 2                          $                 - $                 -  $                 -
             Big Edge                                        $              1.61 $                 -  $              1.11
             Freedom Edge(R)                                 $              1.60 $              0.95  $              1.11
             Group Strategic Edge(R)                         $              2.01 $              1.01  $              1.11
             Phoenix Dimensions(R) Option 1                  $              1.29 $                 -  $              1.12
             Phoenix Dimensions(R) Option 2                  $              1.28 $                 -  $              1.11
             Phoenix Dimensions(R) Option 3                  $                 - $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 -  $                 -
             Phoenix Income Choice(R)                        $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.54 $              0.95  $              1.11
             Phoenix Investor's Edge(R) Option 2             $              1.53 $                 -  $              1.11
             Phoenix Investor's Edge(R) Option 3             $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $              0.94 $                 -  $              0.98
             Phoenix Investor's Edge+ Option 2               $              0.94 $                 -  $              0.98
             Phoenix Spectrum Edge(R) Option 1               $              1.57 $                 -  $              1.12
             Phoenix Spectrum Edge(R) Option 2               $              1.56 $                 -  $              1.12
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 -  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 -  $                 -
             Retirement Planner's Edge                       $              1.61 $                 -  $              1.11
             Templeton Investment Plus                       $                 - $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.95 $              1.01  $              1.10
             The Big Edge Plus(R)                            $              2.01 $              1.01  $              1.11
             The Phoenix Edge(R)--VA NY Option 1             $              1.58 $                 -  $              1.12
             The Phoenix Edge(R)--VA NY Option 2             $              1.56 $                 -  $              1.12

                                                                Oppenheimer
                                                                  Capital
                                                                Appreciation
                                                              Fund/VA - Service
                                                                   Shares
                                                             -------------------
Assets:
   Investments at fair value                                 $            53,794
                                                             -------------------
   Total Assets                                              $            53,794
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $            53,794
                                                             ===================
Net Assets:
   Accumulation Units                                        $            53,794
   Contracts in payout (annuitization period)                $                 -
                                                             -------------------
         Total Net Assets                                    $            53,794
                                                             ===================
                                                             ===================
         Units Outstanding                                                46,697
                                                             ===================
   Investment shares held                                                  1,150
   Investments at cost                                       $            50,812

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $                 -
             Freedom Edge(R)                                 $                 -
             Group Strategic Edge(R)                         $              1.16
             Phoenix Dimensions(R) Option 1                  $                 -
             Phoenix Dimensions(R) Option 2                  $              1.14
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.13
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 -
             Phoenix Spectrum Edge(R) Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $                 -
             The Big Edge Plus(R)                            $              1.16
             The Phoenix Edge(R)--VA NY Option 1             $                 -
             The Phoenix Edge(R)--VA NY Option 2             $                 -


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                 Oppenheimer      Oppenheimer Main
                                                              Global Securities   Street Small Cap
                                                              Fund/VA - Service   Fund/VA - Service    Phoenix Capital
                                                                   Shares              Shares           Growth Series
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $           365,528 $           924,165 $       132,252,316
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $           365,528 $           924,165 $       132,252,316
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           365,528 $           924,165 $       132,252,316
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $           365,528 $           924,165 $       131,217,698
   Contracts in payout (annuitization period)                $                 - $                 - $         1,034,618
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           365,528 $           924,165 $       132,252,316
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                               329,582             953,544          20,565,802
                                                             =================== =================== ===================
   Investment shares held                                                 10,079              51,259           7,869,516
   Investments at cost                                       $           365,115 $           985,139 $       116,341,398

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.11 $              1.01 $             10.73
             Freedom Edge(R)                                 $              1.11 $              0.97 $              1.26
             Group Strategic Edge(R)                         $              1.11 $              1.01 $             10.19
             Phoenix Dimensions(R) Option 1                  $                 - $              0.97 $                 -
             Phoenix Dimensions(R) Option 2                  $              1.11 $              0.97 $              1.16
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.11 $              0.97 $              1.10
             Phoenix Investor's Edge(R) Option 2             $              1.10 $              0.96 $              1.09
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $              0.89 $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $              0.89 $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.12 $              0.97 $              1.17
             Phoenix Spectrum Edge(R) Option 2               $                 - $              0.97 $              1.16
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $              1.15
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $              0.97 $              0.95
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.11 $              1.01 $              0.82
             The Big Edge Plus(R)                            $              1.11 $              1.01 $             10.19
             The Phoenix Edge(R)--VA NY Option 1             $              1.12 $              0.98 $              0.71
             The Phoenix Edge(R)--VA NY Option 2             $              1.11 $                 - $              0.77


                                                              Phoenix Growth
                                                             and Income Series
                                                             ------------------
Assets:
   Investments at fair value                                 $       14,469,046
                                                             ------------------
   Total Assets                                              $       14,469,046
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $       14,469,046
                                                             ==================
Net Assets:
   Accumulation Units                                        $       14,426,529
   Contracts in payout (annuitization period)                $           42,517
                                                             ------------------
         Total Net Assets                                    $       14,469,046
                                                             ==================
                                                             ==================
         Units Outstanding                                           10,057,474
                                                             ==================
   Investment shares held                                               968,473
   Investments at cost                                       $       10,285,937

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.57
             Freedom Edge(R)                                 $             1.52
             Group Strategic Edge(R)                         $             1.53
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $             1.25
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             1.32
             Phoenix Investor's Edge(R) Option 2             $             1.31
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.36
             Phoenix Spectrum Edge(R) Option 2               $             1.35
             Phoenix Spectrum Edge(R) Option 3               $             1.33
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             1.25
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             1.42
             The Big Edge Plus(R)                            $             1.53
             The Phoenix Edge(R)--VA NY Option 1             $             1.19
             The Phoenix Edge(R)--VA NY Option 2             $             1.19

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                       Phoenix Multi-
                                                               Phoenix Mid-Cap      Phoenix Money       Sector Fixed
                                                                Growth Series       Market Series      Income Series
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $        15,269,665 $        23,551,159 $        35,299,702
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $        15,269,665 $        23,551,159 $        35,299,702
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                55 $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        15,269,665 $        23,551,104 $        35,299,702
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $        15,156,384 $        23,212,665 $        34,800,983
   Contracts in payout (annuitization period)                $           113,281 $           338,439 $           498,719
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        15,269,665 $        23,551,104 $        35,299,702
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                             9,969,014          11,859,430           9,990,784
                                                             =================== =================== ===================
   Investment shares held                                                931,196           2,355,116           3,885,386
   Investments at cost                                       $        12,235,650 $        23,551,159 $        37,131,355

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.51 $              2.81 $              6.49
             Freedom Edge(R)                                 $                 - $              1.06 $              1.19
             Group Strategic Edge(R)                         $              1.64 $              2.67 $              6.16
             Phoenix Dimensions(R) Option 1                  $                 - $              1.08 $              1.09
             Phoenix Dimensions(R) Option 2                  $                 - $              1.07 $              1.09
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Income Choice(R) with GPAF              $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.12 $              1.05 $              1.36
             Phoenix Investor's Edge(R) Option 2             $              1.11 $              1.04 $              1.35
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $              1.02 $              1.00
             Phoenix Investor's Edge+ Option 2               $                 - $              1.02 $              1.00
             Phoenix Spectrum Edge(R) Option 1               $              1.19 $              1.08 $              1.40
             Phoenix Spectrum Edge(R) Option 2               $              1.18 $              1.07 $              1.39
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $              0.92 $              1.07 $              1.43
             Templeton Investment Plus                       $                 - $              1.69 $                 -
             The Big Edge Choice(R)--NY                      $              1.55 $              1.21 $              1.49
             The Big Edge Plus(R)                            $              1.64 $              2.67 $              6.16
             The Phoenix Edge(R)--VA NY Option 1             $              1.04 $              1.12 $              1.47
             The Phoenix Edge(R)--VA NY Option 2             $              0.89 $              1.09 $              1.42

                                                              Phoenix Multi-
                                                             Sector Short Term
                                                                Bond Series
                                                             ------------------
Assets:
   Investments at fair value                                 $        3,549,617
                                                             ------------------
   Total Assets                                              $        3,549,617
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $        3,549,617
                                                             ==================
Net Assets:
   Accumulation Units                                        $        3,549,617
   Contracts in payout (annuitization period)                $                -
                                                             ------------------
         Total Net Assets                                    $        3,549,617
                                                             ==================
                                                             ==================
         Units Outstanding                                            3,156,216
                                                             ==================
   Investment shares held                                               359,774
   Investments at cost                                       $        3,614,496

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.13
             Freedom Edge(R)                                 $                -
             Group Strategic Edge(R)                         $             1.12
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $             1.07
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Income Choice(R) with GPAF              $                -
             Phoenix Investor's Edge(R) Option 1             $             1.12
             Phoenix Investor's Edge(R) Option 2             $             1.11
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.15
             Phoenix Spectrum Edge(R) Option 2               $             1.14
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $                -
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             1.12
             The Big Edge Plus(R)                            $             1.12
             The Phoenix Edge(R)--VA NY Option 1             $             1.16
             The Phoenix Edge(R)--VA NY Option 2             $             1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                        Phoenix-Alger
                                                              Phoenix Strategic    Phoenix-Aberdeen    Small-Cap Growth
                                                              Allocation Series  International Series       Series
                                                             ------------------- -------------------- -------------------
Assets:
   Investments at fair value                                 $       133,918,133 $        64,615,375  $         4,794,285
                                                             ------------------- -------------------- -------------------
   Total Assets                                              $       133,918,133 $        64,615,375  $         4,794,285
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 -  $                 -
                                                             ------------------- -------------------- -------------------
         Total Net Assets                                    $       133,918,133 $        64,615,375  $         4,794,285
                                                             =================== ==================== ===================
Net Assets:
   Accumulation Units                                        $       132,712,468 $        64,322,691  $         4,686,255
   Contracts in payout (annuitization period)                $         1,205,665 $           292,684  $           108,030
                                                             ------------------- -------------------- -------------------
         Total Net Assets                                    $       133,918,133 $        64,615,375  $         4,794,285
                                                             =================== ==================== ===================
                                                             =================== ==================== ===================
         Units Outstanding                                            21,182,942          20,226,646            2,027,076
                                                             =================== ==================== ===================
   Investment shares held                                             10,338,096           3,375,448              268,572
   Investments at cost                                       $       131,423,544 $        40,614,277  $         4,368,179

         Unit Value
             Asset Manager Option 1                          $                 - $                 -  $                 -
             Asset Manager Option 2                          $                 - $                 -  $                 -
             Big Edge                                        $              7.84 $              4.05  $              2.40
             Freedom Edge(R)                                 $                 - $              2.32  $                 -
             Group Strategic Edge(R)                         $              7.44 $              3.87  $              2.37
             Phoenix Dimensions(R) Option 1                  $                 - $              1.70  $                 -
             Phoenix Dimensions(R) Option 2                  $                 - $              1.69  $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 -  $                 -
             Phoenix Income Choice(R)                        $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.29 $              2.24  $              2.32
             Phoenix Investor's Edge(R) Option 2             $              1.28 $              2.22  $              2.30
             Phoenix Investor's Edge(R) Option 3             $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $              1.05  $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $              1.05  $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.33 $              2.26  $              2.39
             Phoenix Spectrum Edge(R) Option 2               $              1.32 $              2.24  $              2.37
             Phoenix Spectrum Edge(R) Option 3               $              1.31 $              2.22  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 -  $                 -
             Retirement Planner's Edge                       $              1.28 $              1.98  $              2.35
             Templeton Investment Plus                       $                 - $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.57 $              1.75  $              2.35
             The Big Edge Plus(R)                            $              7.44 $              3.87  $              2.37
             The Phoenix Edge(R)--VA NY Option 1             $              1.39 $              1.68  $              2.41
             The Phoenix Edge(R)--VA NY Option 2             $              1.34 $              1.77  $              2.37

                                                               Phoenix-Duff &
                                                             Phelps Real Estate
                                                             Securities Series
                                                             ------------------
Assets:
   Investments at fair value                                 $       17,138,091
                                                             ------------------
   Total Assets                                              $       17,138,091
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $       17,138,091
                                                             ==================
Net Assets:
   Accumulation Units                                        $       16,976,722
   Contracts in payout (annuitization period)                $          161,369
                                                             ------------------
         Total Net Assets                                    $       17,138,091
                                                             ==================
                                                             ==================
         Units Outstanding                                            4,218,558
                                                             ==================
   Investment shares held                                               638,929
   Investments at cost                                       $        9,766,836

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             5.32
             Freedom Edge(R)                                 $             1.97
             Group Strategic Edge(R)                         $             5.22
             Phoenix Dimensions(R) Option 1                  $             1.24
             Phoenix Dimensions(R) Option 2                  $             1.23
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             2.51
             Phoenix Investor's Edge(R) Option 2             $             2.48
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $             0.87
             Phoenix Investor's Edge+ Option 2               $             0.87
             Phoenix Spectrum Edge(R) Option 1               $             2.53
             Phoenix Spectrum Edge(R) Option 2               $             2.50
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             2.63
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             3.04
             The Big Edge Plus(R)                            $             5.22
             The Phoenix Edge(R)--VA NY Option 1             $             2.90
             The Phoenix Edge(R)--VA NY Option 2             $             2.78

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Phoenix-S&P         Phoenix-S&P         Phoenix-S&P
                                                               Dynamic Asset       Dynamic Asset       Dynamic Asset
                                                             Allocation Series:  Allocation Series:  Allocation Series:
                                                             Aggressive Growth         Growth             Moderate
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $           652,766 $           540,667 $           876,219
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $           652,766 $           540,667 $           876,219
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           652,766 $           540,667 $           876,219
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $           408,518 $           302,389 $           647,970
   Contracts in payout (annuitization period)                $                 - $                 - $                 -
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                $           244,248 $           238,278 $           228,249
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           652,766 $           540,667 $           876,219
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                               344,940             266,211             589,663
                                                             =================== =================== ===================
   Investment shares held                                                 55,034              46,852              80,715
   Investments at cost                                       $           615,466 $           508,038 $           841,727

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $                 - $                 - $                 -
             Freedom Edge(R)                                 $                 - $                 - $              1.11
             Group Strategic Edge(R)                         $              1.12 $              1.12 $              1.10
             Phoenix Dimensions(R) Option 1                  $              1.19 $                 - $                 -
             Phoenix Dimensions(R) Option 2                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.18 $                 - $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.18 $              1.15 $                 -
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $                 - $              1.03
             Phoenix Investor's Edge+ Option 2               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 - $              1.17 $                 -
             Phoenix Spectrum Edge(R) Option 2               $                 - $                 - $              1.11
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $                 - $                 -
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $                 - $              1.12 $              1.10
             The Big Edge Plus(R)                            $              1.12 $              1.12 $              1.10
             The Phoenix Edge(R)--VA NY Option 1             $                 - $                 - $                 -
             The Phoenix Edge(R)--VA NY Option 2             $              1.19 $                 - $                 -

                                                                Phoenix-S&P
                                                               Dynamic Asset
                                                             Allocation Series:
                                                              Moderate Growth
                                                             ------------------
Assets:
   Investments at fair value                                 $        1,369,092
                                                             ------------------
   Total Assets                                              $        1,369,092
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $        1,369,092
                                                             ==================
Net Assets:
   Accumulation Units                                        $        1,133,041
   Contracts in payout (annuitization period)                $                -
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                $          236,051
                                                             ------------------
         Total Net Assets                                    $        1,369,092
                                                             ==================
                                                             ==================
         Units Outstanding                                              995,403
                                                             ==================
   Investment shares held                                               121,197
   Investments at cost                                       $        1,250,259

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $                -
             Freedom Edge(R)                                 $             1.14
             Group Strategic Edge(R)                         $             1.11
             Phoenix Dimensions(R) Option 1                  $             1.15
             Phoenix Dimensions(R) Option 2                  $                -
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             1.14
             Phoenix Investor's Edge(R) Option 2             $                -
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.16
             Phoenix Spectrum Edge(R) Option 2               $             1.15
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             1.15
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $                -
             The Big Edge Plus(R)                            $             1.11
             The Phoenix Edge(R)--VA NY Option 1             $                -
             The Phoenix Edge(R)--VA NY Option 2             $                -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Phoenix-Sanford    Phoenix-Sanford        Phoenix-Van
                                                              Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                                Value Series      Cap Value Series         Series
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $        17,197,844 $         8,896,910 $        11,098,552
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $        17,197,844 $         8,896,910 $        11,098,552
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        17,197,844 $         8,896,910 $        11,098,552
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $        16,852,016 $         8,776,740 $        10,867,737
   Contracts in payout (annuitization period)                $           345,828 $           120,170 $           230,815
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        17,197,844 $         8,896,910 $        11,098,552
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                             8,931,872           4,258,498           7,127,632
                                                             =================== =================== ===================
   Investment shares held                                              1,355,766             615,190             888,391
   Investments at cost                                       $        14,700,723 $         7,728,579 $        10,903,197

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.98 $              2.02 $              1.74
             Freedom Edge(R)                                 $              1.71 $              1.73 $                 -
             Group Strategic Edge(R)                         $              1.98 $              2.23 $              1.80
             Phoenix Dimensions(R) Option 1                  $              1.22 $                 - $              1.21
             Phoenix Dimensions(R) Option 2                  $              1.21 $              1.19 $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Income Choice(R) with GPAF              $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.74 $              1.78 $              1.28
             Phoenix Investor's Edge(R) Option 2             $              1.73 $              1.76 $              1.26
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $              0.88 $                 - $                 -
             Phoenix Investor's Edge+ Option 2               $              0.88 $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.73 $              1.77 $              1.31
             Phoenix Spectrum Edge(R) Option 2               $              1.72 $              1.75 $              1.29
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $              2.22 $              1.93 $              1.06
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.98 $              1.95 $              1.76
             The Big Edge Plus(R)                            $              1.98 $              2.23 $              1.80
             The Phoenix Edge(R)--VA NY Option 1             $              2.32 $              2.14 $              1.08
             The Phoenix Edge(R)--VA NY Option 2             $              2.14 $              2.15 $              1.06

                                                                Phoenix-Van
                                                             Kampen Equity 500
                                                               Index Series
                                                             ------------------
Assets:
   Investments at fair value                                 $       16,164,330
                                                             ------------------
   Total Assets                                              $       16,164,330
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                3
                                                             ------------------
         Total Net Assets                                    $       16,164,327
                                                             ==================
Net Assets:
   Accumulation Units                                        $        9,441,615
   Contracts in payout (annuitization period)                $        6,722,712
                                                             ------------------
         Total Net Assets                                    $       16,164,327
                                                             ==================
                                                             ==================
         Units Outstanding                                           13,104,753
                                                             ==================
   Investment shares held                                             1,223,928
   Investments at cost                                       $       13,137,220

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.48
             Freedom Edge(R)                                 $                -
             Group Strategic Edge(R)                         $             1.49
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $                -
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Income Choice(R) with GPAF              $             1.08
             Phoenix Investor's Edge(R) Option 1             $             1.22
             Phoenix Investor's Edge(R) Option 2             $             1.21
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.25
             Phoenix Spectrum Edge(R) Option 2               $             1.24
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             1.14
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             1.19
             The Big Edge Plus(R)                            $             1.49
             The Phoenix Edge(R)--VA NY Option 1             $             1.25
             The Phoenix Edge(R)--VA NY Option 2             $             1.02

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  PIMCO VIT
                                                                CommodityReal
                                                               Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                             Portfolio - Advisor Return Portfolio -  Return Portfolio -
                                                                    Class          Advisor Class       Advisor Class
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $         1,086,650 $           513,075 $           703,719
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $         1,086,650 $           513,075 $           703,719
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         1,086,650 $           513,075 $           703,719
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $         1,086,650 $           513,075 $           703,719
   Contracts in payout (annuitization period)                $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         1,086,650 $           513,075 $           703,719
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                               927,314             466,347             645,109
                                                             =================== =================== ===================
   Investment shares held                                                 81,397              40,817              67,085
   Investments at cost                                       $           985,969 $           505,427 $           681,688

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.22 $              1.10 $              1.09
             Freedom Edge(R)                                 $              1.15 $              1.10 $                 -
             Group Strategic Edge(R)                         $              1.21 $              1.09 $              1.09
             Phoenix Dimensions(R) Option 1                  $              1.16 $              1.11 $                 -
             Phoenix Dimensions(R) Option 2                  $              1.15 $              1.10 $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.15 $                 - $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.15 $                 - $              1.10
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $              1.16 $                 - $                 -
             Phoenix Investor's Edge+ Option 2               $              1.16 $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.16 $                 - $              1.11
             Phoenix Spectrum Edge(R) Option 2               $              1.16 $              1.11 $              1.11
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $              1.15 $                 - $                 -
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.21 $                 - $              1.08
             The Big Edge Plus(R)                            $              1.21 $              1.09 $              1.09
             The Phoenix Edge(R)--VA NY Option 1             $              1.16 $                 - $              1.11
             The Phoenix Edge(R)--VA NY Option 2             $              1.16 $                 - $              1.11

                                                              Rydex Variable
                                                               Trust Inverse
                                                              Government Long
                                                               Bond Strategy
                                                                   Fund
                                                             ------------------
Assets:
   Investments at fair value                                 $          563,518
                                                             ------------------
   Total Assets                                              $          563,518
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $          563,518
                                                             ==================
Net Assets:
   Accumulation Units                                        $          563,518
   Contracts in payout (annuitization period)                $                -
                                                             ------------------
         Total Net Assets                                    $          563,518
                                                             ==================
                                                             ==================
         Units Outstanding                                              654,744
                                                             ==================
   Investment shares held                                                28,780
   Investments at cost                                       $          701,925

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $                -
             Freedom Edge(R)                                 $                -
             Group Strategic Edge(R)                         $                -
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $                -
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             0.86
             Phoenix Investor's Edge(R) Option 2             $             0.85
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             0.88
             Phoenix Spectrum Edge(R) Option 2               $             0.87
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $                -
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $                -
             The Big Edge Plus(R)                            $                -
             The Phoenix Edge(R)--VA NY Option 1             $                -
             The Phoenix Edge(R)--VA NY Option 2             $             0.87

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                Rydex Variable   Sentinel Variable
                                                              Rydex Variable    Trust Sector      Products Bond
                                                              Trust Nova Fund   Rotation Fund          Fund
                                                             ---------------- ----------------- -------------------
Assets:
   Investments at fair value                                 $        42,109  $         771,927 $           246,934
                                                             ---------------- ----------------- -------------------
   Total Assets                                              $        42,109  $         771,927 $           246,934
Liabilities:
   Payable to Phoenix Life Insurance Company                 $             -  $               - $                 -
                                                             ---------------- ----------------- -------------------
         Total Net Assets                                    $        42,109  $         771,927 $           246,934
                                                             ================ ================= ===================
Net Assets:
   Accumulation Units                                        $        42,109  $         771,366 $           246,934
   Contracts in payout (annuitization period)                $             -  $             561 $                 -
                                                             ---------------- ----------------- -------------------
         Total Net Assets                                    $        42,109  $         771,927 $           246,934
                                                             ================ ================= ===================
                                                             ================ ================= ===================
         Units Outstanding                                            25,808            409,346             242,162
                                                             ================ ================= ===================
   Investment shares held                                              4,186             50,354              24,719
   Investments at cost                                       $        32,260  $         509,427 $           253,311

         Unit Value
             Asset Manager Option 1                          $             -  $               - $                 -
             Asset Manager Option 2                          $             -  $               - $                 -
             Big Edge                                        $             -  $            1.91 $                 -
             Freedom Edge(R)                                 $             -  $               - $              1.02
             Group Strategic Edge(R)                         $             -  $            1.89 $                 -
             Phoenix Dimensions(R) Option 1                  $             -  $               - $              1.02
             Phoenix Dimensions(R) Option 2                  $             -  $               - $              1.02
             Phoenix Dimensions(R) Option 3                  $             -  $               - $                 -
             Phoenix Dimensions(R) Option 4                  $             -  $               - $                 -
             Phoenix Income Choice(R)                        $             -  $               - $                 -
             Phoenix Investor's Edge(R) Option 1             $             -  $            1.85 $              1.02
             Phoenix Investor's Edge(R) Option 2             $          1.62  $            1.84 $              1.02
             Phoenix Investor's Edge(R) Option 3             $             -  $               - $                 -
             Phoenix Investor's Edge(R) Option 4             $             -  $               - $                 -
             Phoenix Investor's Edge+ Option 1               $             -  $               - $              1.02
             Phoenix Investor's Edge+ Option 2               $             -  $               - $              1.02
             Phoenix Spectrum Edge(R) Option 1               $          1.67  $            1.90 $              1.02
             Phoenix Spectrum Edge(R) Option 2               $             -  $            1.89 $              1.02
             Phoenix Spectrum Edge(R) Option 3               $             -  $               - $                 -
             Phoenix Spectrum Edge(R) Option 4               $             -  $               - $                 -
             Retirement Planner's Edge                       $             -  $               - $                 -
             Templeton Investment Plus                       $             -  $               - $                 -
             The Big Edge Choice(R)--NY                      $             -  $            1.88 $              1.02
             The Big Edge Plus(R)                            $             -  $            1.89 $              1.02
             The Phoenix Edge(R)--VA NY Option 1             $             -  $               - $                 -
             The Phoenix Edge(R)--VA NY Option 2             $             -  $            1.89 $                 -

                                                             Sentinel Variable
                                                              Products Common
                                                                Stock Fund
                                                             -----------------
Assets:
   Investments at fair value                                 $        905,821
                                                             -----------------
   Total Assets                                              $        905,821
Liabilities:
   Payable to Phoenix Life Insurance Company                 $              -
                                                             -----------------
         Total Net Assets                                    $        905,821
                                                             =================
Net Assets:
   Accumulation Units                                        $        905,821
   Contracts in payout (annuitization period)                $              -
                                                             -----------------
         Total Net Assets                                    $        905,821
                                                             =================
                                                             =================
         Units Outstanding                                            885,982
                                                             =================
   Investment shares held                                              63,255
   Investments at cost                                       $        930,470

         Unit Value
             Asset Manager Option 1                          $              -
             Asset Manager Option 2                          $              -
             Big Edge                                        $           1.02
             Freedom Edge(R)                                 $           1.02
             Group Strategic Edge(R)                         $              -
             Phoenix Dimensions(R) Option 1                  $           1.02
             Phoenix Dimensions(R) Option 2                  $           1.02
             Phoenix Dimensions(R) Option 3                  $              -
             Phoenix Dimensions(R) Option 4                  $              -
             Phoenix Income Choice(R)                        $              -
             Phoenix Investor's Edge(R) Option 1             $           1.02
             Phoenix Investor's Edge(R) Option 2             $           1.02
             Phoenix Investor's Edge(R) Option 3             $              -
             Phoenix Investor's Edge(R) Option 4             $              -
             Phoenix Investor's Edge+ Option 1               $           1.02
             Phoenix Investor's Edge+ Option 2               $           1.02
             Phoenix Spectrum Edge(R) Option 1               $           1.02
             Phoenix Spectrum Edge(R) Option 2               $           1.02
             Phoenix Spectrum Edge(R) Option 3               $              -
             Phoenix Spectrum Edge(R) Option 4               $              -
             Retirement Planner's Edge                       $              -
             Templeton Investment Plus                       $              -
             The Big Edge Choice(R)--NY                      $           1.02
             The Big Edge Plus(R)                            $           1.02
             The Phoenix Edge(R)--VA NY Option 1             $              -
             The Phoenix Edge(R)--VA NY Option 2             $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                        Templeton
                                                             Sentinel Variable  Sentinel Variable      Developing
                                                              Products Mid Cap   Products Small    Markets Securities
                                                                Growth Fund       Company Fund       Fund - Class 1
                                                             ----------------- ------------------ --------------------
Assets:
   Investments at fair value                                 $         208,404 $          211,439 $          1,247,593
                                                             ----------------- ------------------ --------------------
   Total Assets                                              $         208,404 $          211,439 $          1,247,593
Liabilities:
   Payable to Phoenix Life Insurance Company                 $               - $                - $                  -
                                                             ----------------- ------------------ --------------------
         Total Net Assets                                    $         208,404 $          211,439 $          1,247,593
                                                             ================= ================== ====================
Net Assets:
   Accumulation Units                                        $         208,404 $          211,439 $          1,247,593
   Contracts in payout (annuitization period)                $               - $                - $                  -
                                                             ----------------- ------------------ --------------------
         Total Net Assets                                    $         208,404 $          211,439 $          1,247,593
                                                             ================= ================== ====================
                                                             ================= ================== ====================
         Units Outstanding                                             193,454            210,438              655,493
                                                             ================= ================== ====================
   Investment shares held                                               16,780             15,125               77,155
   Investments at cost                                       $         209,480 $          237,718 $            548,797

         Unit Value
             Asset Manager Option 1                          $               - $                - $                  -
             Asset Manager Option 2                          $               - $                - $                  -
             Big Edge                                        $               - $             1.01 $                  -
             Freedom Edge(R)                                 $               - $             1.00 $                  -
             Group Strategic Edge(R)                         $               - $                - $                  -
             Phoenix Dimensions(R) Option 1                  $               - $             1.01 $                  -
             Phoenix Dimensions(R) Option 2                  $            1.08 $             1.00 $                  -
             Phoenix Dimensions(R) Option 3                  $               - $                - $                  -
             Phoenix Dimensions(R) Option 4                  $               - $                - $                  -
             Phoenix Income Choice(R)                        $               - $                - $                  -
             Phoenix Investor's Edge(R) Option 1             $               - $             1.00 $                  -
             Phoenix Investor's Edge(R) Option 2             $               - $             1.00 $                  -
             Phoenix Investor's Edge(R) Option 3             $               - $                - $                  -
             Phoenix Investor's Edge(R) Option 4             $               - $                - $                  -
             Phoenix Investor's Edge+ Option 1               $               - $             1.01 $                  -
             Phoenix Investor's Edge+ Option 2               $               - $             1.00 $                  -
             Phoenix Spectrum Edge(R) Option 1               $               - $             1.01 $                  -
             Phoenix Spectrum Edge(R) Option 2               $               - $             1.01 $                  -
             Phoenix Spectrum Edge(R) Option 3               $               - $                - $                  -
             Phoenix Spectrum Edge(R) Option 4               $               - $                - $                  -
             Retirement Planner's Edge                       $               - $                - $                  -
             Templeton Investment Plus                       $               - $                - $               1.90
             The Big Edge Choice(R)--NY                      $               - $             1.00 $                  -
             The Big Edge Plus(R)                            $            1.08 $             1.01 $                  -
             The Phoenix Edge(R)--VA NY Option 1             $               - $                - $                  -
             The Phoenix Edge(R)--VA NY Option 2             $               - $                - $                  -

                                                                  Templeton
                                                                 Developing
                                                             Markets Securities
                                                               Fund - Class 2
                                                             ------------------
Assets:
   Investments at fair value                                 $        3,587,607
                                                             ------------------
   Total Assets                                              $        3,587,607
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $        3,587,607
                                                             ==================
Net Assets:
   Accumulation Units                                        $        3,579,184
   Contracts in payout (annuitization period)                $            8,423
                                                             ------------------
         Total Net Assets                                    $        3,587,607
                                                             ==================
                                                             ==================
         Units Outstanding                                            1,873,862
                                                             ==================
   Investment shares held                                               224,226
   Investments at cost                                       $        2,595,766

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.85
             Freedom Edge(R)                                 $             1.35
             Group Strategic Edge(R)                         $             1.78
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $             1.35
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             1.35
             Phoenix Investor's Edge(R) Option 2             $             1.35
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.36
             Phoenix Spectrum Edge(R) Option 2               $             1.36
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $                -
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             4.00
             The Big Edge Plus(R)                            $             1.78
             The Phoenix Edge(R)--VA NY Option 1             $             3.69
             The Phoenix Edge(R)--VA NY Option 2             $             3.51

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                              Templeton Foreign  Templeton Foreign   Templeton Global
                                                             Securities Fund -   Securities Fund -  Asset Allocation
                                                                  Class 1             Class 2        Fund - Class 1
                                                             ------------------- ----------------- -------------------
Assets:
   Investments at fair value                                 $        25,252,922 $       7,665,101 $        40,892,411
                                                             ------------------- ----------------- -------------------
   Total Assets                                              $        25,252,922 $       7,665,101 $        40,892,411
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $               - $                 -
                                                             ------------------- ----------------- -------------------
         Total Net Assets                                    $        25,252,922 $       7,665,101 $        40,892,411
                                                             =================== ================= ===================
Net Assets:
   Accumulation Units                                        $        25,220,743 $       7,605,071 $        40,564,740
   Contracts in payout (annuitization period)                $            32,179 $          60,030 $           327,671
                                                             ------------------- ----------------- -------------------
             Total Net Assets                                $        25,252,922 $       7,665,101 $        40,892,411
                                                             =================== ================= ===================
                                                             =================== ================= ===================
             Units Outstanding                                         6,351,173         3,907,087           7,383,120
                                                             =================== ================= ===================
   Investment shares held                                              1,227,062           378,523           2,772,367
   Investments at cost                                       $        12,503,075 $       6,850,248 $        34,264,405

         Unit Value
             Asset Manager Option 1                          $                 - $               - $                 -
             Asset Manager Option 2                          $                 - $               - $                 -
             Big Edge                                        $                 - $            1.91 $                 -
             Freedom Edge(R)                                 $                 - $               - $                 -
             Group Strategic Edge(R)                         $                 - $            2.06 $                 -
             Phoenix Dimensions(R) Option 1                  $                 - $            1.52 $                 -
             Phoenix Dimensions(R) Option 2                  $                 - $            1.51 $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $               - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $               - $                 -
             Phoenix Income Choice(R)                        $                 - $               - $                 -
             Phoenix Investor's Edge(R) Option 1             $                 - $            1.87 $                 -
             Phoenix Investor's Edge(R) Option 2             $                 - $            1.85 $                 -
             Phoenix Investor's Edge(R) Option 3             $                 - $               - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $               - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $               - $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $               - $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 - $            1.90 $                 -
             Phoenix Spectrum Edge(R) Option 2               $                 - $            1.88 $                 -
             Phoenix Spectrum Edge(R) Option 3               $                 - $               - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $               - $                 -
             Retirement Planner's Edge                       $                 - $            1.66 $                 -
             Templeton Investment Plus                       $              3.98 $               - $              5.54
             The Big Edge Choice(R)--NY                      $                 - $            1.65 $                 -
             The Big Edge Plus(R)                            $                 - $            2.06 $                 -
             The Phoenix Edge(R)--VA NY Option 1             $                 - $            1.75 $                 -
             The Phoenix Edge(R)--VA NY Option 2             $                 - $            1.55 $                 -

                                                              Templeton Global
                                                             Asset Allocation
                                                              Fund - Class 2
                                                             -----------------
Assets:
   Investments at fair value                                 $       1,879,589
                                                             -----------------
   Total Assets                                              $       1,879,589
Liabilities:
   Payable to Phoenix Life Insurance Company                 $               -
                                                             -----------------
         Total Net Assets                                    $       1,879,589
                                                             =================
Net Assets:
   Accumulation Units                                        $       1,856,103
   Contracts in payout (annuitization period)                $          23,486
                                                             -----------------
             Total Net Assets                                $       1,879,589
                                                             =================
                                                             =================
             Units Outstanding                                         858,545
                                                             =================
   Investment shares held                                              129,449
   Investments at cost                                       $       2,469,971

         Unit Value
             Asset Manager Option 1                          $               -
             Asset Manager Option 2                          $               -
             Big Edge                                        $            2.20
             Freedom Edge(R)                                 $               -
             Group Strategic Edge(R)                         $            2.24
             Phoenix Dimensions(R) Option 1                  $               -
             Phoenix Dimensions(R) Option 2                  $               -
             Phoenix Dimensions(R) Option 3                  $               -
             Phoenix Dimensions(R) Option 4                  $               -
             Phoenix Income Choice(R)                        $               -
             Phoenix Investor's Edge(R) Option 1             $               -
             Phoenix Investor's Edge(R) Option 2             $               -
             Phoenix Investor's Edge(R) Option 3             $               -
             Phoenix Investor's Edge(R) Option 4             $               -
             Phoenix Investor's Edge+ Option 1               $               -
             Phoenix Investor's Edge+ Option 2               $               -
             Phoenix Spectrum Edge(R) Option 1               $               -
             Phoenix Spectrum Edge(R) Option 2               $               -
             Phoenix Spectrum Edge(R) Option 3               $               -
             Phoenix Spectrum Edge(R) Option 4               $               -
             Retirement Planner's Edge                       $               -
             Templeton Investment Plus                       $               -
             The Big Edge Choice(R)--NY                      $            1.97
             The Big Edge Plus(R)                            $            2.24
             The Phoenix Edge(R)--VA NY Option 1             $            1.73
             The Phoenix Edge(R)--VA NY Option 2             $            1.79

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                              Templeton Global     Templeton Growth   Templeton Growth
                                                              Income Securities   Securities Fund -   Securities Fund -
                                                               Fund - Class 1          Class 1            Class 2
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $         5,163,064 $        83,367,120 $        15,021,169
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $         5,163,064 $        83,367,120 $        15,021,169
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         5,163,064 $        83,367,120 $        15,021,169
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $         5,098,570 $        82,658,008 $        14,897,251
   Contracts in payout (annuitization period)                $            64,494 $           709,112 $           123,918
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         5,163,064 $        83,367,120 $        15,021,169
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                             1,535,178          14,582,087           8,045,800
                                                             =================== =================== ===================
   Investment shares held                                                303,710           5,316,781             972,875
   Investments at cost                                       $         3,335,714 $        68,784,154 $        12,842,698

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $                 - $                 - $              2.24
             Freedom Edge(R)                                 $                 - $                 - $              1.70
             Group Strategic Edge(R)                         $                 - $                 - $              2.19
             Phoenix Dimensions(R) Option 1                  $                 - $                 - $              1.32
             Phoenix Dimensions(R) Option 2                  $                 - $                 - $              1.31
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $                 - $                 - $              1.58
             Phoenix Investor's Edge(R) Option 2             $                 - $                 - $              1.56
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $                 - $              0.96
             Phoenix Investor's Edge+ Option 2               $                 - $                 - $              0.95
             Phoenix Spectrum Edge(R) Option 1               $                 - $                 - $              1.59
             Phoenix Spectrum Edge(R) Option 2               $                 - $                 - $              1.58
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $                 - $                 -
             Templeton Investment Plus                       $              3.36 $              5.72 $                 -
             The Big Edge Choice(R)--NY                      $                 - $                 - $              1.83
             The Big Edge Plus(R)                            $                 - $                 - $              2.19
             The Phoenix Edge(R)--VA NY Option 1             $                 - $                 - $              1.63
             The Phoenix Edge(R)--VA NY Option 2             $                 - $                 - $              1.55

                                                                Van Kampen UIF
                                                               Equity and Income
                                                             Portfolio - Class II
                                                             --------------------
Assets:
   Investments at fair value                                 $           185,368
                                                             --------------------
   Total Assets                                              $           185,368
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             --------------------
         Total Net Assets                                    $           185,368
                                                             ====================
Net Assets:
   Accumulation Units                                        $           185,368
   Contracts in payout (annuitization period)                $                 -
                                                             --------------------
         Total Net Assets                                    $           185,368
                                                             ====================
                                                             ====================
         Units Outstanding                                               175,372
                                                             ====================
   Investment shares held                                                 12,576
   Investments at cost                                       $           192,345

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.06
             Freedom Edge(R)                                 $                 -
             Group Strategic Edge(R)                         $              1.05
             Phoenix Dimensions(R) Option 1                  $                 -
             Phoenix Dimensions(R) Option 2                  $                 -
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.08
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 -
             Phoenix Spectrum Edge(R) Option 2               $              1.09
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $                 -
             The Big Edge Plus(R)                            $              1.05
             The Phoenix Edge(R)--VA NY Option 1             $                 -
             The Phoenix Edge(R)--VA NY Option 2             $                 -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                          Wanger
                                                                    Wanger          International Small
                                                              International Select         Cap             Wanger Select
                                                             --------------------- -------------------- -------------------
Assets:
   Investments at fair value                                  $        10,103,772  $        66,850,111  $         8,578,380
                                                             --------------------- -------------------- -------------------
   Total Assets                                               $        10,103,772  $        66,850,111  $         8,578,380
Liabilities:
   Payable to Phoenix Life Insurance Company                  $                 -  $                 -  $                 -
                                                             --------------------- -------------------- -------------------
         Total Net Assets                                     $        10,103,772  $        66,850,111  $         8,578,380
                                                             ===================== ==================== ===================
Net Assets:
   Accumulation Units                                         $        10,059,549  $        66,714,365  $         8,519,556
   Contracts in payout (annuitization period)                 $            44,223  $           135,746  $            58,824
                                                             --------------------- -------------------- -------------------
         Total Net Assets                                     $        10,103,772  $        66,850,111  $         8,578,380
                                                             ===================== ==================== ===================
                                                             ===================== ==================== ===================
         Units Outstanding                                              3,144,139           10,489,836            3,003,137
                                                             ===================== ==================== ===================
   Investment shares held                                                 359,950            1,517,939              305,498
   Investments at cost                                        $         6,489,380  $        23,408,831  $         4,448,920

         Unit Value
             Asset Manager Option 1                           $                 -  $                 -  $                 -
             Asset Manager Option 2                           $                 -  $                 -  $                 -
             Big Edge                                         $              1.95  $              6.93  $              2.49
             Freedom Edge(R)                                  $                 -  $              2.93  $                 -
             Group Strategic Edge(R)                          $              3.41  $              7.24  $              2.99
             Phoenix Dimensions(R) Option 1                   $              1.88  $              1.82  $              1.44
             Phoenix Dimensions(R) Option 2                   $                 -  $              1.81  $              1.43
             Phoenix Dimensions(R) Option 3                   $                 -  $                 -  $                 -
             Phoenix Dimensions(R) Option 4                   $                 -  $                 -  $                 -
             Phoenix Income Choice(R)                         $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1              $              2.71  $              2.98  $              1.92
             Phoenix Investor's Edge(R) Option 2              $              2.69  $              2.95  $              1.90
             Phoenix Investor's Edge(R) Option 3              $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4              $                 -  $                 -  $                 -
             Phoenix Investor's Edge+ Option 1                $                 -  $              1.03  $                 -
             Phoenix Investor's Edge+ Option 2                $                 -  $              1.03  $                 -
             Phoenix Spectrum Edge(R) Option 1                $              2.85  $              3.12  $              2.01
             Phoenix Spectrum Edge(R) Option 2                $              2.83  $              3.10  $              1.99
             Phoenix Spectrum Edge(R) Option 3                $                 -  $              3.07  $                 -
             Phoenix Spectrum Edge(R) Option 4                $                 -  $                 -  $                 -
             Retirement Planner's Edge                        $              2.27  $              2.53  $              2.07
             Templeton Investment Plus                        $                 -  $                 -  $                 -
             The Big Edge Choice(R)--NY                       $              3.41  $              3.92  $              3.08
             The Big Edge Plus(R)                             $              3.41  $              7.24  $              2.99
             The Phoenix Edge(R)--VA NY Option 1              $              2.44  $              2.34  $              2.29
             The Phoenix Edge(R)--VA NY Option 2              $              2.40  $              2.37  $              2.20

                                                                Wanger U.S.
                                                              Smaller Companies
                                                             -------------------
Assets:
   Investments at fair value                                 $        57,372,789
                                                             -------------------
   Total Assets                                              $        57,372,789
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $        57,372,789
                                                             ===================
Net Assets:
   Accumulation Units                                        $        57,227,461
   Contracts in payout (annuitization period)                $           145,328
                                                             -------------------
         Total Net Assets                                    $        57,372,789
                                                             ===================
                                                             ===================
         Units Outstanding                                            14,541,712
                                                             ===================
   Investment shares held                                              1,582,261
   Investments at cost                                       $        20,770,212

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              4.83
             Freedom Edge(R)                                 $              1.61
             Group Strategic Edge(R)                         $              4.68
             Phoenix Dimensions(R) Option 1                  $              1.21
             Phoenix Dimensions(R) Option 2                  $              1.20
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.62
             Phoenix Investor's Edge(R) Option 2             $              1.61
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.70
             Phoenix Spectrum Edge(R) Option 2               $              1.69
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $              1.65
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.88
             The Big Edge Plus(R)                            $              4.68
             The Phoenix Edge(R)--VA NY Option 1             $              1.83
             The Phoenix Edge(R)--VA NY Option 2             $              1.82

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                                       AIM V.I. Capital                           AIM V.I. Mid Cap
                                                      Appreciation Fund -  AIM V.I. Core Equity  Core Equity Fund -
                                                            Class I          Fund - Class I           Class I
                                                      ------------------- --------------------- --------------------
Income:
   Dividends                                          $                 -  $            12,593  $             3,727
Expenses:
   Mortality and expense fees                                      46,734               14,819               22,943
   Administrative fees                                              2,761                  826                  605
                                                      ------------------- --------------------- --------------------
Net investment income (loss)                                     (49,495)              (3,052)             (19,821)
                                                      ------------------- --------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    156,189               34,380               29,168
   Realized gain distributions                                          -                    -               24,310
                                                      ------------------- --------------------- --------------------
   Realized gain (loss)                                           156,189               34,380               53,478
                                                      ------------------- --------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                265,367               50,344              117,045
                                                      ------------------- --------------------- --------------------
Net increase (decrease) in net assets from operations $           372,061  $            81,672  $           150,702
                                                      =================== ===================== ====================


                                                        DWS Equity 500      Federated Fund for     Federated High
                                                        Index Fund VIP -     U.S. Government     Income Bond Fund II
                                                            Class A           Securities II       - Primary Shares
                                                      ------------------- --------------------- --------------------
Income:
   Dividends                                          $           128,074  $           855,273  $           421,022
Expenses:
   Mortality and expense fees                                     110,611              232,651               63,537
   Administrative fees                                              4,689               13,031                2,686
                                                      ------------------- --------------------- --------------------
Net investment income (loss)                                       12,774              609,591              354,799
                                                      ------------------- --------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    347,430                4,518                4,523
   Realized gain distributions                                          -                    -                    -
                                                      ------------------- --------------------- --------------------
   Realized gain (loss)                                           347,430                4,518                4,523
                                                      ------------------- --------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (34,652)              262,582            (242,538)
                                                      ------------------- --------------------- --------------------
Net increase (decrease) in net assets from operations $           325,552  $           876,691  $           116,784
                                                      =================== ===================== ====================

                                                         Alger American
                                                        Leveraged AllCap
                                                      Portfolio - Class O
                                                      --------------------
Income:
   Dividends                                          $                 -
Expenses:
   Mortality and expense fees                                      46,576
   Administrative fees                                              1,539
                                                      --------------------
Net investment income (loss)                                     (48,115)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    362,865
   Realized gain distributions                                          -
                                                      --------------------
   Realized gain (loss)                                           362,865
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                749,855
                                                      --------------------
Net increase (decrease) in net assets from operations $         1,064,605
                                                      ====================

                                                          Fidelity VIP
                                                         Contrafund(R)
                                                       Portfolio - Service
                                                             Class
                                                      --------------------
Income:
   Dividends                                          $           245,553
Expenses:
   Mortality and expense fees                                     372,619
   Administrative fees                                             10,169
                                                      --------------------
Net investment income (loss)                                    (137,235)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    406,458
   Realized gain distributions                                  7,342,655
                                                      --------------------
   Realized gain (loss)                                         7,749,113
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (3,174,397)
                                                      --------------------
Net increase (decrease) in net assets from operations $         4,437,481
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                 Fidelity VIP Growth                           Fidelity VIP
                                                                    Opportunities    Fidelity VIP Growth     Investment Grade
                                                                 Portfolio - Service Portfolio - Service     Bond Portfolio -
                                                                        Class               Class              Service Class
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $                 - $            28,302    $             2,720
Expenses:
   Mortality and expense fees                                                 56,223              54,109                 19,945
   Administrative fees                                                         3,455               2,311                  1,576
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                                (59,678)            (28,118)               (18,801)
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                69,120             266,851                 15,567
   Realized gain distributions                                                     -               4,162                      -
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                       69,120             271,013                 15,567
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year             807,745             728,122                 53,631
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $           817,187 $           971,017    $            50,397
                                                                 =================== ===================    ===================

                                                                                                                Lord Abbett
                                                                  Lazard Retirement   Lord Abbett Bond-      Growth and Income
                                                                 Small Cap Portfolio Debenture Portfolio         Portfolio
                                                                  - Service Shares       - Class VC             - Class VC
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $                 - $           175,748    $           144,026
Expenses:
   Mortality and expense fees                                                  6,229              38,710                152,198
   Administrative fees                                                           235               2,348                  8,512
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                                 (6,464)             134,690               (16,684)
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                11,062              15,119                139,928
   Realized gain distributions                                               182,940               9,506                794,224
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                      194,002              24,625                934,152
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year           (222,620)            (13,672)              (686,602)
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $          (35,082) $           145,643    $           230,866
                                                                 =================== ===================    ===================

                                                                   Franklin Income
                                                                  Securities Fund -
                                                                       Class 2
                                                                 -------------------
Income:
   Dividends                                                     $           110,403
Expenses:
   Mortality and expense fees                                                 47,318
   Administrative fees                                                         3,176
                                                                 -------------------
Net investment income (loss)                                                  59,909
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 2,412
   Realized gain distributions                                                20,475
                                                                 -------------------
   Realized gain (loss)                                                       22,887
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (101,998)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $          (19,202)
                                                                 ===================


                                                                  Lord Abbett Mid-
                                                                 Cap Value Portfolio
                                                                     - Class VC
                                                                 -------------------
Income:
   Dividends                                                     $            13,872
Expenses:
   Mortality and expense fees                                                 43,797
   Administrative fees                                                           933
                                                                 -------------------
Net investment income (loss)                                                (30,858)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                47,388
   Realized gain distributions                                               407,799
                                                                 -------------------
   Realized gain (loss)                                                      455,187
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (433,515)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           (9,186)
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)



                                                                    Mutual Shares     Neuberger Berman    Neuberger Berman
                                                                  Securities Fund -     AMT Fasciano        AMT Guardian
                                                                       Class 2       Portfolio - S Class Portfolio - S Class
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $           229,637 $                 - $             2,734
Expenses:
   Mortality and expense fees                                                207,021                 178               7,987
   Administrative fees                                                         6,548                  18                 597
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                  16,068               (196)             (5,850)
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                62,280               1,780               (839)
   Realized gain distributions                                               562,225                  39                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                      624,505               1,819               (839)
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year           (371,002)               (397)              14,022
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           269,571 $             1,226 $             7,333
                                                                 =================== =================== ===================

                                                                     Oppenheimer      Oppenheimer Main
                                                                  Global Securities   Street Small Cap
                                                                  Fund/VA - Service   Fund/VA - Service    Phoenix Capital
                                                                       Shares              Shares           Growth Series
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $             1,417 $               275 $           358,384
Expenses:
   Mortality and expense fees                                                  3,160               6,973           1,758,971
   Administrative fees                                                           104                 492               9,688
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                 (1,847)             (7,190)         (1,410,275)
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 (228)             (6,917)           2,854,659
   Realized gain distributions                                                 5,925               5,951                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                        5,697               (966)           2,854,659
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             (2,802)            (61,605)          11,590,175
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $             1,048 $          (69,761) $        13,034,559
                                                                 =================== =================== ===================

                                                                     Oppenheimer
                                                                       Capital
                                                                    Appreciation
                                                                  Fund/VA - Service
                                                                       Shares
                                                                 -------------------
Income:
   Dividends                                                     $                 2
Expenses:
   Mortality and expense fees                                                    485
   Administrative fees                                                            20
                                                                 -------------------
Net investment income (loss)                                                   (503)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   134
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                          134
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year               2,972
                                                                 -------------------
Net increase (decrease) in net assets from operations            $             2,603
                                                                 ===================



                                                                   Phoenix Growth
                                                                  and Income Series
                                                                 -------------------
Income:
   Dividends                                                     $           146,842
Expenses:
   Mortality and expense fees                                                203,957
   Administrative fees                                                         9,523
                                                                 -------------------
Net investment income (loss)                                                (66,638)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               766,389
   Realized gain distributions                                               366,399
                                                                 -------------------
   Realized gain (loss)                                                    1,132,788
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (215,333)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           850,817
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                            Phoenix Multi-
                                                                   Phoenix Mid-Cap      Phoenix Money        Sector Fixed
                                                                    Growth Series       Market Series       Income Series
                                                                 ------------------- -------------------- -------------------
Income:
   Dividends                                                     $                 - $         1,108,688  $         1,934,831
Expenses:
   Mortality and expense fees                                                192,288             292,875              466,617
   Administrative fees                                                         4,787               8,084               10,354
                                                                 ------------------- -------------------- -------------------
Net investment income (loss)                                               (197,075)             807,729            1,457,860
                                                                 ------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               340,610                   -             (90,199)
   Realized gain distributions                                                     -                   -                    -
                                                                 ------------------- -------------------- -------------------
   Realized gain (loss)                                                      340,610                   -             (90,199)
                                                                 ------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation) during the year           2,718,372                   -            (469,346)
                                                                 ------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations            $         2,861,907 $           807,729  $           898,315
                                                                 =================== ==================== ===================

                                                                                                            Phoenix-Alger
                                                                  Phoenix Strategic    Phoenix-Aberdeen    Small-Cap Growth
                                                                  Allocation Series  International Series       Series
                                                                 ------------------- -------------------- -------------------
Income:
   Dividends                                                     $         3,722,675 $           976,109  $                 -
Expenses:
   Mortality and expense fees                                              1,806,940             809,382               64,874
   Administrative fees                                                         8,123              16,901                2,122
                                                                 ------------------- -------------------- -------------------
Net investment income (loss)                                               1,907,612             149,826             (66,996)
                                                                 ------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             1,562,882           3,402,617               87,189
   Realized gain distributions                                             7,643,294           3,209,041              937,861
                                                                 ------------------- -------------------- -------------------
   Realized gain (loss)                                                    9,206,176           6,611,658            1,025,050
                                                                 ------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation) during the year         (4,050,158)           1,367,397            (237,518)
                                                                 ------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations            $         7,063,630 $         8,128,881  $           720,536
                                                                 =================== ==================== ===================

                                                                   Phoenix Multi-
                                                                 Sector Short Term
                                                                    Bond Series
                                                                 -------------------
Income:
   Dividends                                                     $           197,491
Expenses:
   Mortality and expense fees                                                 48,527
   Administrative fees                                                         1,927
                                                                 -------------------
Net investment income (loss)                                                 147,037
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   320
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                          320
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year            (60,113)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $            87,244
                                                                 ===================

                                                                   Phoenix-Duff &
                                                                 Phelps Real Estate
                                                                 Securities Series
                                                                 -------------------
Income:
   Dividends                                                     $           276,548
Expenses:
   Mortality and expense fees                                                293,180
   Administrative fees                                                         7,268
                                                                 -------------------
Net investment income (loss)                                                (23,900)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             3,092,023
   Realized gain distributions                                             1,750,425
                                                                 -------------------
   Realized gain (loss)                                                    4,842,448
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year         (8,593,787)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $       (3,775,239)
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                    Phoenix-S&P         Phoenix-S&P            Phoenix-S&P
                                                                   Dynamic Asset       Dynamic Asset          Dynamic Asset
                                                                 Allocation Series:  Allocation Series:     Allocation Series:
                                                                 Aggressive Growth         Growth                Moderate
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $             4,252 $             3,712    $            12,761
Expenses:
   Mortality and expense fees                                                  3,555               1,371                  6,087
   Administrative fees                                                           283                  45                    284
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                                     414               2,296                  6,390
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   314                  83                  1,832
   Realized gain distributions                                                 3,466               1,930                  8,597
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                        3,780               2,013                 10,429
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year             (3,444)                (25)                 13,533
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $               750 $             4,284    $            30,352
                                                                 =================== ===================    ===================

                                                                  Phoenix-Sanford     Phoenix-Sanford          Phoenix-Van
                                                                 Bernstein Mid-Cap    Bernstein Small-       Kampen Comstock
                                                                    Value Series      Cap Value Series            Series
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $            27,803 $                 -    $           198,428
Expenses:
   Mortality and expense fees                                                251,232             133,170                153,701
   Administrative fees                                                         7,866               4,778                  5,907
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                               (231,295)           (137,948)                 38,820
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               526,108             250,125                 86,927
   Realized gain distributions                                             2,196,594           1,252,004                613,084
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                    2,722,702           1,502,129                700,011
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year         (2,182,656)         (1,619,664)            (1,081,151)
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $           308,751 $         (255,483)    $         (342,320)
                                                                 =================== ===================    ===================

                                                                    Phoenix-S&P
                                                                   Dynamic Asset
                                                                 Allocation Series:
                                                                  Moderate Growth
                                                                 -------------------
Income:
   Dividends                                                     $            21,057
Expenses:
   Mortality and expense fees                                                 15,686
   Administrative fees                                                         1,231
                                                                 -------------------
Net investment income (loss)                                                   4,140
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                46,099
   Realized gain distributions                                                12,893
                                                                 -------------------
   Realized gain (loss)                                                       58,992
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year              27,089
                                                                 -------------------
Net increase (decrease) in net assets from operations            $            90,221
                                                                 ===================

                                                                    Phoenix-Van
                                                                 Kampen Equity 500
                                                                    Index Series
                                                                 -------------------
Income:
   Dividends                                                     $           227,474
Expenses:
   Mortality and expense fees                                                302,425
   Administrative fees                                                         4,915
                                                                 -------------------
Net investment income (loss)                                                (79,866)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               860,515
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                      860,515
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (172,952)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           607,697
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                      PIMCO VIT
                                                                    CommodityReal
                                                                   Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                                 Portfolio - Advisor Return Portfolio -  Return Portfolio -
                                                                        Class          Advisor Class       Advisor Class
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $            29,810 $            12,416 $            21,095
Expenses:
   Mortality and expense fees                                                  6,362               3,154               5,261
   Administrative fees                                                           395                 158                 126
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                  23,053               9,104              15,708
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 4,285               (211)               1,586
   Realized gain distributions                                                     -               1,183                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                        4,285                 972               1,586
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             105,173              13,847              23,840
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           132,511 $            23,923 $            41,134
                                                                 =================== =================== ===================

                                                                                       Rydex Variable    Sentinel Variable
                                                                   Rydex Variable       Trust Sector       Products Bond
                                                                   Trust Nova Fund     Rotation Fund            Fund
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $               747 $                 - $             9,674
Expenses:
   Mortality and expense fees                                                    873              10,146                 423
   Administrative fees                                                            70                 126                  27
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                   (196)            (10,272)               9,224
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 4,026              41,629                  15
   Realized gain distributions                                                     -              58,512                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                        4,026             100,141                  15
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             (4,081)              62,755             (6,378)
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $             (251) $           152,624 $             2,861
                                                                 =================== =================== ===================

                                                                   Rydex Variable
                                                                    Trust Inverse
                                                                   Government Long
                                                                    Bond Strategy
                                                                        Fund
                                                                 -------------------
Income:
   Dividends                                                     $            27,575
Expenses:
   Mortality and expense fees                                                 10,681
   Administrative fees                                                           902
                                                                 -------------------
Net investment income (loss)                                                  15,992
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              (30,646)
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                     (30,646)
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year            (17,446)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $          (32,100)
                                                                 ===================

                                                                  Sentinel Variable
                                                                   Products Common
                                                                     Stock Fund
                                                                 -------------------
Income:
   Dividends                                                     $             9,872
Expenses:
   Mortality and expense fees                                                  1,522
   Administrative fees                                                           113
                                                                 -------------------
Net investment income (loss)                                                   8,237
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 (601)
   Realized gain distributions                                                16,706
                                                                 -------------------
   Realized gain (loss)                                                       16,105
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year            (24,649)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $             (307)
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                             Templeton
                                                                 Sentinel Variable   Sentinel Variable       Developing
                                                                  Products Mid Cap     Products Small    Markets Securities
                                                                    Growth Fund         Company Fund       Fund - Class 1
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $                 - $             1,254 $            28,241
Expenses:
   Mortality and expense fees                                                    618                 497              14,512
   Administrative fees                                                            24                  40               1,444
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                   (642)                 717              12,285
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   (2)                (77)              17,581
   Realized gain distributions                                                     -              20,161              88,804
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                          (2)              20,084             106,385
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             (1,076)            (26,278)             156,619
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           (1,720) $           (5,477) $           275,289
                                                                 =================== =================== ===================

                                                                  Templeton Foreign   Templeton Foreign   Templeton Global
                                                                 Securities Fund -   Securities Fund -    Asset Allocation
                                                                      Class 1             Class 2          Fund - Class 1
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $           562,858 $           154,052 $         7,355,777
Expenses:
   Mortality and expense fees                                                326,785              95,906             530,226
   Administrative fees                                                        32,512               3,090              52,752
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                 203,561              55,056           6,772,799
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             1,398,828             104,891             369,803
   Realized gain distributions                                             1,165,468             351,374           9,524,268
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                    2,564,296             456,265           9,894,071
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             610,992             474,576        (13,114,617)
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $         3,378,849 $           985,897 $         3,552,253
                                                                 =================== =================== ===================

                                                                     Templeton
                                                                     Developing
                                                                 Markets Securities
                                                                   Fund - Class 2
                                                                 -------------------
Income:
   Dividends                                                     $            55,656
Expenses:
   Mortality and expense fees                                                 34,411
   Administrative fees                                                           564
                                                                 -------------------
Net investment income (loss)                                                  20,681
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   951
   Realized gain distributions                                               191,244
                                                                 -------------------
   Realized gain (loss)                                                      192,195
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year             404,925
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           617,801
                                                                 ===================

                                                                  Templeton Global
                                                                  Asset Allocation
                                                                   Fund - Class 2
                                                                 -------------------
Income:
   Dividends                                                     $           328,465
Expenses:
   Mortality and expense fees                                                 23,878
   Administrative fees                                                           287
                                                                 -------------------
Net investment income (loss)                                                 304,300
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                24,947
   Realized gain distributions                                               430,704
                                                                 -------------------
   Realized gain (loss)                                                      455,651
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (601,953)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           157,998
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                   Templeton Global    Templeton Growth    Templeton Growth
                                                                  Income Securities    Securities Fund -   Securities Fund -
                                                                    Fund - Class 1          Class 1             Class 2
                                                                 -------------------- ------------------- -------------------
Income:
   Dividends                                                     $           137,439  $         1,346,678 $           190,338
Expenses:
   Mortality and expense fees                                                 62,354            1,144,781             182,512
   Administrative fees                                                         6,204              113,895               4,848
                                                                 -------------------- ------------------- -------------------
Net investment income (loss)                                                  68,881               88,002               2,978
                                                                 -------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                28,946            1,627,957             170,698
   Realized gain distributions                                                     -            3,790,507             607,311
                                                                 -------------------- ------------------- -------------------
   Realized gain (loss)                                                       28,946            5,418,464             778,009
                                                                 -------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             359,071          (4,213,084)           (666,931)
                                                                 -------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           456,898  $         1,293,382 $           114,056
                                                                 ==================== =================== ===================

                                                                                            Wanger
                                                                        Wanger        International Small
                                                                 International Select         Cap            Wanger Select
                                                                 -------------------- ------------------- -------------------
Income:
   Dividends                                                     $            67,490  $           610,584 $                 -
Expenses:
   Mortality and expense fees                                                117,528              867,340             113,632
   Administrative fees                                                         1,637                8,437               1,285
                                                                 -------------------- ------------------- -------------------
Net investment income (loss)                                                (51,675)            (265,193)           (114,917)
                                                                 -------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               102,206            3,906,277             133,970
   Realized gain distributions                                             1,083,907            5,498,079             146,696
                                                                 -------------------- ------------------- -------------------
   Realized gain (loss)                                                    1,186,113            9,404,356             280,666
                                                                 -------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             557,020              450,237             425,869
                                                                 -------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $         1,691,458  $         9,589,400 $           591,618
                                                                 ==================== =================== ===================

                                                                    Van Kampen UIF
                                                                  Equity and Income
                                                                 Portfolio - Class II
                                                                 --------------------
Income:
   Dividends                                                     $             1,919
Expenses:
   Mortality and expense fees                                                  1,471
   Administrative fees                                                             9
                                                                 --------------------
Net investment income (loss)                                                     439
                                                                 --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 1,395
   Realized gain distributions                                                 2,702
                                                                 --------------------
   Realized gain (loss)                                                        4,097
                                                                 --------------------

Change in unrealized appreciation (depreciation) during the year             (9,857)
                                                                 --------------------
Net increase (decrease) in net assets from operations            $           (5,321)
                                                                 ====================


                                                                     Wanger U.S.
                                                                  Smaller Companies
                                                                 --------------------
Income:
   Dividends                                                     $                 -
Expenses:
   Mortality and expense fees                                                823,962
   Administrative fees                                                         9,808
                                                                 --------------------
Net investment income (loss)                                               (833,770)
                                                                 --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             8,740,359
   Realized gain distributions                                             3,588,229
                                                                 --------------------
   Realized gain (loss)                                                   12,328,588
                                                                 --------------------

Change in unrealized appreciation (depreciation) during the year         (8,388,400)
                                                                 --------------------
Net increase (decrease) in net assets from operations            $         3,106,418
                                                                 ====================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006

                                                                  AIM V.I. Capital Appreciation Fund - Class I
                                                                  --------------------------------------------
                                                                         2007                   2006
                                                                   -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (49,495)    $          (40,993)
      Realized gains (losses)                                                 156,189                 10,455
      Unrealized appreciation (depreciation) during the year                  265,367                202,357
                                                                  -------------------    -------------------
Net increase (decrease) in net assets from operations                         372,061                171,819
                                                                  -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                  160,321                556,942
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (286,022)                805,257
      Transfers for contract benefits and terminations                      (619,326)              (579,267)
      Contract maintenance charges                                           (10,213)                (6,807)
      Net change to contracts in payout period                                      -                    (5)
                                                                  -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (755,240)                776,120
                                                                  -------------------    -------------------
         Total increase (decrease) in net assets                            (383,179)                947,939
Net assets at beginning of period                                           3,772,248              2,824,309
                                                                  -------------------    -------------------
Net assets at end of period                                       $         3,389,069    $         3,772,248
                                                                  ===================    ===================

                                                                    AIM V.I. Core Equity Fund - Class I
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (3,052) $           (4,846)
      Realized gains (losses)                                                  34,380             (3,453)
      Unrealized appreciation (depreciation) during the year                   50,344             105,945
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          81,672              97,646
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   22,153              14,499
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (109,901)           1,333,415
      Transfers for contract benefits and terminations                      (168,826)           (143,242)
      Contract maintenance charges                                            (2,496)             (1,615)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (259,070)           1,203,057
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (177,398)           1,300,703
Net assets at beginning of period                                           1,300,703                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,123,305 $         1,300,703
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     AIM V.I. Mid Cap Core Equity Fund - Class I
                                                     -------------------------------------------
                                                            2007                  2006
                                                      -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $          (19,821)   $          (54,576)
      Realized gains (losses)                                     53,478               846,571
      Unrealized appreciation (depreciation)
       during the year                                           117,045              (74,330)
                                                     -------------------   -------------------
Net increase (decrease) in net assets from
   operations                                                    150,702               717,665
                                                     -------------------   -------------------
Contract transactions:
      Payments received from contract owners                      16,731                23,625
      Transfers between Investment Options
       (including Guaranteed Interest
       Account), net                                           (196,088)             (180,735)
      Transfers for contract benefits and
       terminations                                            (240,724)             (469,083)
      Contract maintenance charges                               (1,961)               (1,458)
      Net change to contracts in payout period                     (136)               (1,454)
                                                     -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                       (422,178)             (629,105)
Increase (decrease) in amounts retained in PLIC
   Variable Accumulation Separate Account, net                         -           (4,768,588)
                                                     -------------------   -------------------
         Total increase (decrease) in net
          assets                                               (271,476)           (4,680,028)
Net assets at beginning of period                              1,945,862             6,625,890
                                                     -------------------   -------------------
Net assets at end of period                          $         1,674,386   $         1,945,862
                                                     ===================   ===================

                                                     Alger American Leveraged AllCap Portfolio - Class O
                                                     ---------------------------------------------------
                                                            2007                      2006
                                                        -------------------       -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $          (48,115)       $          (47,370)
      Realized gains (losses)                                    362,865                   185,367
      Unrealized appreciation (depreciation)
       during the year                                           749,855                   453,258
                                                     -------------------       -------------------
Net increase (decrease) in net assets from
   operations                                                  1,064,605                   591,255
                                                     -------------------       -------------------
Contract transactions:
      Payments received from contract owners                      98,769                   106,591
      Transfers between Investment Options
       (including Guaranteed Interest
       Account), net                                           (227,766)                     2,188
      Transfers for contract benefits and
       terminations                                            (639,729)                 (767,714)
      Contract maintenance charges                               (3,530)                   (7,867)
      Net change to contracts in payout period                   (1,226)                     (526)
                                                     -------------------       -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                       (773,482)                 (667,328)
Increase (decrease) in amounts retained in PLIC
   Variable Accumulation Separate Account, net                         -                         -
                                                     -------------------       -------------------
         Total increase (decrease) in net
          assets                                                 291,123                  (76,073)
Net assets at beginning of period                              3,713,953                 3,790,026
                                                     -------------------       -------------------
Net assets at end of period                          $         4,005,076       $         3,713,953
                                                     ===================       ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                              DWS Equity 500 Index Fund VIP - Class A
                                                              ---------------------------------------
                                                                     2007                2006
                                                              ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            12,774 $          (14,683)
      Realized gains (losses)                                             347,430             437,841
      Unrealized appreciation (depreciation) during the
       year                                                              (34,652)             691,245
                                                              ------------------- -------------------
Net increase (decrease) in net assets from operations                     325,552           1,114,403
                                                              ------------------- -------------------
Contract transactions:
      Payments received from contract owners                              447,991             962,420
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       776,916             815,273
      Transfers for contract benefits and terminations                (1,408,806)         (2,948,415)
      Contract maintenance charges                                       (13,668)            (24,865)
      Net change to contracts in payout period                                  -               (338)
                                                              ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                         (197,567)         (1,195,925)
                                                              ------------------- -------------------
         Total increase (decrease) in net assets                          127,985            (81,522)
Net assets at beginning of period                                       8,407,036           8,488,558
                                                              ------------------- -------------------
Net assets at end of period                                   $         8,535,021 $         8,407,036
                                                              =================== ===================

                                                                Federated Fund for U.S. Government
                                                                           Securities II
                                                              ---------------------------------------
                                                                     2007                2006
                                                              ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $           609,591 $           523,953
      Realized gains (losses)                                               4,518              19,352
      Unrealized appreciation (depreciation) during the
       year                                                               262,582               4,262
                                                              ------------------- -------------------
Net increase (decrease) in net assets from operations                     876,691             547,567
                                                              ------------------- -------------------
Contract transactions:
      Payments received from contract owners                              591,147           2,187,558
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       126,737           1,904,019
      Transfers for contract benefits and terminations                (3,591,964)         (3,955,482)
      Contract maintenance charges                                       (45,746)            (32,186)
      Net change to contracts in payout period                              3,146            (11,845)
                                                              ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (2,916,680)              92,064
                                                              ------------------- -------------------
         Total increase (decrease) in net assets                      (2,039,989)             639,631
Net assets at beginning of period                                      19,759,709          19,120,078
                                                              ------------------- -------------------
Net assets at end of period                                   $        17,719,720 $        19,759,709
                                                              =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                   Federated High Income Bond Fund II -
                                                                              Primary Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           354,799 $           403,294
      Realized gains (losses)                                                   4,523              15,273
      Unrealized appreciation (depreciation) during the year                (242,538)              76,503
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         116,784             495,070
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   98,641              91,516
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (114,648)             488,045
      Transfers for contract benefits and terminations                    (1,226,056)         (1,232,563)
      Contract maintenance charges                                           (10,973)             (7,273)
      Net change to contracts in payout period                                (3,068)             (1,533)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (1,256,104)           (661,808)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (1,139,320)           (166,738)
Net assets at beginning of period                                           5,540,736           5,707,474
                                                                  ------------------- -------------------
Net assets at end of period                                       $         4,401,416 $         5,540,736
                                                                  =================== ===================

                                                                  Fidelity VIP Contrafund(R) Portfolio - Service
                                                                                   Class
                                                                  ----------------------------------------------
                                                                         2007                    2006
                                                                    -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (137,235)     $          (44,407)
      Realized gains (losses)                                               7,749,113               2,586,740
      Unrealized appreciation (depreciation) during the year              (3,174,397)                 181,231
                                                                  -------------------     -------------------
Net increase (decrease) in net assets from operations                       4,437,481               2,723,564
                                                                  -------------------     -------------------
Contract transactions:
      Payments received from contract owners                                  568,547                 697,648
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           993,865               5,861,823
      Transfers for contract benefits and terminations                    (5,160,549)             (5,030,374)
      Contract maintenance charges                                           (27,139)                (26,980)
      Net change to contracts in payout period                                (1,577)                 (1,484)
                                                                  -------------------     -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,626,853)               1,500,633
                                                                  -------------------     -------------------
         Total increase (decrease) in net assets                              810,628               4,224,197
Net assets at beginning of period                                          29,531,457              25,307,260
                                                                  -------------------     -------------------
Net assets at end of period                                       $        30,342,085     $        29,531,457
                                                                  ===================     ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Fidelity VIP Growth Opportunities Portfolio -
                                                                               Service Class
                                                                  ---------------------------------------------
                                                                         2007                   2006
                                                                   -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (59,678)    $          (19,037)
      Realized gains (losses)                                                  69,120                 22,000
      Unrealized appreciation (depreciation) during the year                  807,745                141,345
                                                                  -------------------    -------------------
Net increase (decrease) in net assets from operations                         817,187                144,308
                                                                  -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                1,726,595                674,786
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         1,175,134                647,540
      Transfers for contract benefits and terminations                      (953,541)              (401,156)
      Contract maintenance charges                                            (9,895)                (5,087)
      Net change to contracts in payout period                                     43                     49
                                                                  -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             1,938,336                916,132
                                                                  -------------------    -------------------
         Total increase (decrease) in net assets                            2,755,523              1,060,440
Net assets at beginning of period                                           2,941,211              1,880,771
                                                                  -------------------    -------------------
Net assets at end of period                                       $         5,696,734    $         2,941,211
                                                                  ===================    ===================

                                                                      Fidelity VIP Growth Portfolio -
                                                                               Service Class
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (28,118) $          (48,344)
      Realized gains (losses)                                                 271,013             287,087
      Unrealized appreciation (depreciation) during the year                  728,122               7,793
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         971,017             246,536
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  113,218             108,897
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           358,258           (567,240)
      Transfers for contract benefits and terminations                      (750,174)         (1,158,488)
      Contract maintenance charges                                            (7,374)             (9,986)
      Net change to contracts in payout period                                  8,658             (1,272)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (277,414)         (1,628,089)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              693,603         (1,381,553)
Net assets at beginning of period                                           4,340,178           5,721,731
                                                                  ------------------- -------------------
Net assets at end of period                                       $         5,033,781 $         4,340,178
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Fidelity VIP Investment Grade Bond Portfolio
                                                                              - Service Class
                                                                  --------------------------------------------
                                                                         2007                   2006
                                                                   -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (18,801)    $                 -
      Realized gains (losses)                                                  15,567                      -
      Unrealized appreciation (depreciation) during the year                   53,631                      -
                                                                  -------------------    -------------------
Net increase (decrease) in net assets from operations                          50,397                      -
                                                                  -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                1,488,493                      -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         1,227,865                      -
      Transfers for contract benefits and terminations                      (516,563)                      -
      Contract maintenance charges                                            (1,911)                      -
      Net change to contracts in payout period                                      -                      -
                                                                  -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             2,197,884                      -
                                                                  -------------------    -------------------
         Total increase (decrease) in net assets                            2,248,281                      -
Net assets at beginning of period                                                   -                      -
                                                                  -------------------    -------------------
Net assets at end of period                                       $         2,248,281    $                 -
                                                                  ===================    ===================

                                                                     Franklin Income Securities Fund -
                                                                                  Class 2
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            59,909 $           (2,407)
      Realized gains (losses)                                                  22,887               2,935
      Unrealized appreciation (depreciation) during the year                (101,998)              44,481
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (19,202)              45,009
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,748,163           1,154,515
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         2,203,038             380,830
      Transfers for contract benefits and terminations                      (364,045)           (219,329)
      Contract maintenance charges                                            (3,310)               (166)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             4,583,846           1,315,850
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            4,564,644           1,360,859
Net assets at beginning of period                                           1,360,859                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         5,925,503 $         1,360,859
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Lazard Retirement Small Cap Portfolio -
                                                                              Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (6,464) $          (58,368)
      Realized gains (losses)                                                 194,002           1,198,795
      Unrealized appreciation (depreciation) during the year                (222,620)           (167,692)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (35,082)             972,735
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    4,947              17,682
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          (54,593)              21,958
      Transfers for contract benefits and terminations                       (59,023)           (221,513)
      Contract maintenance charges                                            (1,168)             (1,798)
      Net change to contracts in payout period                                   (82)                (93)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (109,919)           (183,764)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (5,552,133)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (145,001)         (4,763,162)
Net assets at beginning of period                                             557,877           5,321,039
                                                                  ------------------- -------------------
Net assets at end of period                                       $           412,876 $           557,877
                                                                  =================== ===================

                                                                  Lord Abbett Bond-Debenture Portfolio -
                                                                                 Class VC
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           134,690 $           118,130
      Realized gains (losses)                                                  24,625             301,862
      Unrealized appreciation (depreciation) during the year                 (13,672)             125,097
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         145,643             545,089
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   82,298             101,998
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           254,196             420,440
      Transfers for contract benefits and terminations                      (921,752)           (738,055)
      Contract maintenance charges                                            (5,574)             (3,728)
      Net change to contracts in payout period                                  (452)                  14
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (591,284)           (219,331)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (2,938,852)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (445,641)         (2,613,094)
Net assets at beginning of period                                           3,327,965           5,941,059
                                                                  ------------------- -------------------
Net assets at end of period                                       $         2,882,324 $         3,327,965
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Lord Abbett Growth and Income Portfolio -
                                                                                 Class VC
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (16,684)  $           (5,281)
      Realized gains (losses)                                                 934,152              432,896
      Unrealized appreciation (depreciation) during the year                (686,602)            1,152,821
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         230,866            1,580,436
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                1,598,958            1,062,649
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           261,845            1,490,094
      Transfers for contract benefits and terminations                    (2,341,340)          (2,264,268)
      Contract maintenance charges                                           (21,215)             (18,075)
      Net change to contracts in payout period                                  (590)                (560)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (502,342)              269,840
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -                    -
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                            (271,476)            1,850,276
Net assets at beginning of period                                          11,691,454            9,841,178
                                                                  -------------------  -------------------
Net assets at end of period                                       $        11,419,978  $        11,691,454
                                                                  ===================  ===================

                                                                   Lord Abbett Mid-Cap Value Portfolio -
                                                                                 Class VC
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (30,858) $          (49,670)
      Realized gains (losses)                                                 455,187             639,735
      Unrealized appreciation (depreciation) during the year                (433,515)            (25,256)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (9,186)             564,809
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   70,160              71,313
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (143,867)           (558,562)
      Transfers for contract benefits and terminations                      (451,437)           (988,511)
      Contract maintenance charges                                            (3,680)             (5,113)
      Net change to contracts in payout period                                   (45)                (29)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (528,869)         (1,480,902)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (1,789,816)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (538,055)         (2,705,909)
Net assets at beginning of period                                           3,559,242           6,265,151
                                                                  ------------------- -------------------
Net assets at end of period                                       $         3,021,187 $         3,559,242
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                              Mutual Shares Securities Fund - Class 2
                                                              ---------------------------------------
                                                                     2007                2006
                                                              ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            16,068 $             2,057
      Realized gains (losses)                                             624,505             459,097
      Unrealized appreciation (depreciation) during the
       year                                                             (371,002)           1,485,269
                                                              ------------------- -------------------
Net increase (decrease) in net assets from operations                     269,571           1,946,423
                                                              ------------------- -------------------
Contract transactions:
      Payments received from contract owners                            2,918,611           1,422,497
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                2,122,239           2,866,862
      Transfers for contract benefits and terminations                (2,962,925)         (2,208,309)
      Contract maintenance charges                                       (15,574)            (11,753)
      Net change to contracts in payout period                              (843)               8,340
                                                              ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                         2,061,508           2,077,637
                                                              ------------------- -------------------
         Total increase (decrease) in net assets                        2,331,079           4,024,060
Net assets at beginning of period                                      14,879,479          10,855,419
                                                              ------------------- -------------------
Net assets at end of period                                   $        17,210,558 $        14,879,479
                                                              =================== ===================

                                                              Neuberger Berman AMT Fasciano Portfolio -
                                                                              S Class
                                                              -----------------------------------------
                                                                     2007                 2006
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $             (196)  $              (88)
      Realized gains (losses)                                               1,819                  717
      Unrealized appreciation (depreciation) during the
       year                                                                 (397)                  510
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                       1,226                1,139
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                3,803                2,808
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                    2,434               24,802
      Transfers for contract benefits and terminations                   (26,027)                (261)
      Contract maintenance charges                                          (747)                    -
      Net change to contracts in payout period                                  -                    -
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (20,537)               27,349
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                         (19,311)               28,488
Net assets at beginning of period                                          28,488                    -
                                                              -------------------  -------------------
Net assets at end of period                                   $             9,177  $            28,488
                                                              ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Neuberger Berman AMT Guardian
                                                                            Portfolio - S Class
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (5,850) $               (6)
      Realized gains (losses)                                                   (839)                  10
      Unrealized appreciation (depreciation) during the year                   14,022                 675
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           7,333                 679
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  847,914                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           665,398              12,003
      Transfers for contract benefits and terminations                      (178,335)               (122)
      Contract maintenance charges                                              (186)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             1,334,791              11,881
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,342,124              12,560
Net assets at beginning of period                                              12,560                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,354,684 $            12,560
                                                                  =================== ===================

                                                                     Oppenheimer Capital Appreciation
                                                                         Fund/VA - Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             (503) $              (31)
      Realized gains (losses)                                                     134               (228)
      Unrealized appreciation (depreciation) during the year                    2,972                  10
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           2,603               (249)
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    6,556               1,650
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            37,458              18,747
      Transfers for contract benefits and terminations                            (3)            (12,948)
      Contract maintenance charges                                               (20)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                                43,991               7,449
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                               46,594               7,200
Net assets at beginning of period                                               7,200                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $            53,794 $             7,200
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Oppenheimer Global Securities
                                                                         Fund/VA - Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (1,847) $             (167)
      Realized gains (losses)                                                   5,697                  10
      Unrealized appreciation (depreciation) during the year                  (2,802)               3,215
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           1,048               3,058
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   31,710              18,439
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           264,722              92,047
      Transfers for contract benefits and terminations                       (45,025)               (231)
      Contract maintenance charges                                              (240)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               251,167             110,255
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              252,215             113,313
Net assets at beginning of period                                             113,313                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           365,528 $           113,313
                                                                  =================== ===================

                                                                     Oppenheimer Main Street Small Cap
                                                                         Fund/VA - Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (7,190) $              (37)
      Realized gains (losses)                                                   (966)                   1
      Unrealized appreciation (depreciation) during the year                 (61,605)                 631
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (69,761)                 595
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  679,610               3,294
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           445,935              20,936
      Transfers for contract benefits and terminations                      (156,118)                   -
      Contract maintenance charges                                              (323)                 (3)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               969,104              24,227
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              899,343              24,822
Net assets at beginning of period                                              24,822                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           924,165 $            24,822
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Phoenix Capital Growth Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $       (1,410,275) $       (1,689,116)
      Realized gains (losses)                                               2,854,659         (1,053,687)
      Unrealized appreciation (depreciation) during the year               11,590,175           4,581,257
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                      13,034,559           1,838,454
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,170,284           2,651,616
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (6,937,633)         (8,639,708)
      Transfers for contract benefits and terminations                   (22,957,992)        (33,946,403)
      Contract maintenance charges                                          (211,915)           (254,500)
      Net change to contracts in payout period                               (12,466)                  59
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (27,949,722)        (40,188,936)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (14,915,163)        (38,350,482)
Net assets at beginning of period                                         147,167,479         185,517,961
                                                                  ------------------- -------------------
Net assets at end of period                                       $       132,252,316 $       147,167,479
                                                                  =================== ===================

                                                                     Phoenix Growth and Income Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (66,638) $          (32,524)
      Realized gains (losses)                                               1,132,788             450,052
      Unrealized appreciation (depreciation) during the year                (215,333)           1,960,174
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         850,817           2,377,702
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  303,911             669,010
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (149,665)             633,245
      Transfers for contract benefits and terminations                    (3,843,218)         (3,374,215)
      Contract maintenance charges                                           (41,686)            (23,381)
      Net change to contracts in payout period                                  (656)               (311)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,731,314)         (2,095,652)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (2,880,497)             282,050
Net assets at beginning of period                                          17,349,543          17,067,493
                                                                  ------------------- -------------------
Net assets at end of period                                       $        14,469,046 $        17,349,543
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Phoenix Mid-Cap Growth Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (197,075) $         (105,658)
      Realized gains (losses)                                                 340,610               8,713
      Unrealized appreciation (depreciation) during the year                2,718,372             216,321
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       2,861,907             119,376
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  289,260             286,042
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (856,001)           9,691,665
      Transfers for contract benefits and terminations                    (2,479,572)         (2,350,656)
      Contract maintenance charges                                           (21,764)            (19,348)
      Net change to contracts in payout period                                (1,618)               2,962
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,069,695)           7,610,665
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (207,788)           7,730,041
Net assets at beginning of period                                          15,477,453           7,747,412
                                                                  ------------------- -------------------
Net assets at end of period                                       $        15,269,665 $        15,477,453
                                                                  =================== ===================

                                                                        Phoenix Money Market Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           807,729 $           813,308
      Realized gains (losses)                                                       -                   -
      Unrealized appreciation (depreciation) during the year                        -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         807,729             813,308
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                1,727,524           2,985,435
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         8,029,849          15,633,572
      Transfers for contract benefits and terminations                   (10,711,665)        (23,081,304)
      Contract maintenance charges                                           (50,881)            (59,281)
      Net change to contracts in payout period                                 11,904               (243)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (993,269)         (4,521,821)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (185,540)         (3,708,513)
Net assets at beginning of period                                          23,736,644          27,445,157
                                                                  ------------------- -------------------
Net assets at end of period                                       $        23,551,104 $        23,736,644
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                  Phoenix Multi-Sector Fixed Income Series
                                                                  ---------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         1,457,860  $         1,610,477
      Realized gains (losses)                                                (90,199)            (318,200)
      Unrealized appreciation (depreciation) during the year                (469,346)              920,896
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         898,315            2,213,173
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                1,918,410              802,019
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           558,575               27,547
      Transfers for contract benefits and terminations                    (6,995,844)         (10,770,311)
      Contract maintenance charges                                           (43,551)             (41,573)
      Net change to contracts in payout period                                  3,609               37,708
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (4,558,801)          (9,944,610)
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                          (3,660,486)          (7,731,437)
Net assets at beginning of period                                          38,960,188           46,691,625
                                                                  -------------------  -------------------
Net assets at end of period                                       $        35,299,702  $        38,960,188
                                                                  ===================  ===================

                                                                   Phoenix Multi-Sector Short Term Bond
                                                                                  Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           147,037 $           122,091
      Realized gains (losses)                                                     320               7,076
      Unrealized appreciation (depreciation) during the year                 (60,113)              26,603
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          87,244             155,770
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   62,012              99,875
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           558,872             723,739
      Transfers for contract benefits and terminations                      (861,268)           (678,519)
      Contract maintenance charges                                            (6,454)             (3,014)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (246,838)             142,081
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (159,594)             297,851
Net assets at beginning of period                                           3,709,211           3,411,360
                                                                  ------------------- -------------------
Net assets at end of period                                       $         3,549,617 $         3,709,211
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                    Phoenix Strategic Allocation Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         1,907,612 $         2,278,305
      Realized gains (losses)                                               9,206,176          23,301,791
      Unrealized appreciation (depreciation) during the year              (4,050,158)         (7,281,985)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       7,063,630          18,298,111
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,836,891           1,637,928
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (9,783,788)         (8,471,654)
      Transfers for contract benefits and terminations                   (30,206,881)        (31,112,937)
      Contract maintenance charges                                          (116,956)           (140,425)
      Net change to contracts in payout period                               (26,498)               1,727
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (37,297,232)        (38,085,361)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (30,233,602)        (19,787,250)
Net assets at beginning of period                                         164,151,735         183,938,985
                                                                  ------------------- -------------------
Net assets at end of period                                       $       133,918,133 $       164,151,735
                                                                  =================== ===================

                                                                   Phoenix-Aberdeen International Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           149,826 $           509,626
      Realized gains (losses)                                               6,611,658           2,143,622
      Unrealized appreciation (depreciation) during the year                1,367,397          10,195,332
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       8,128,881          12,848,580
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,891,483           1,187,255
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (1,102,065)          10,426,172
      Transfers for contract benefits and terminations                   (10,695,192)        (10,626,801)
      Contract maintenance charges                                           (74,438)            (55,700)
      Net change to contracts in payout period                                (3,816)             (1,499)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (8,984,028)             929,427
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (855,147)          13,778,007
Net assets at beginning of period                                          65,470,522          51,692,515
                                                                  ------------------- -------------------
Net assets at end of period                                       $        64,615,375 $        65,470,522
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                   Phoenix-Alger Small-Cap Growth Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (66,996) $          (59,242)
      Realized gains (losses)                                               1,025,050           1,337,379
      Unrealized appreciation (depreciation) during the year                (237,518)           (282,978)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         720,536             995,159
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   78,803              36,426
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (398,328)           4,197,475
      Transfers for contract benefits and terminations                    (1,004,787)           (408,996)
      Contract maintenance charges                                           (10,099)             (3,953)
      Net change to contracts in payout period                                (2,816)             (1,936)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (1,337,227)           3,819,016
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (3,301,284)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (616,691)           1,512,891
Net assets at beginning of period                                           5,410,976           3,898,085
                                                                  ------------------- -------------------
Net assets at end of period                                       $         4,794,285 $         5,410,976
                                                                  =================== ===================

                                                                     Phoenix-Duff & Phelps Real Estate
                                                                             Securities Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (23,900) $             4,132
      Realized gains (losses)                                               4,842,448           3,506,145
      Unrealized appreciation (depreciation) during the year              (8,593,787)           4,391,856
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                     (3,775,239)           7,902,133
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  882,253             712,789
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (4,274,389)           1,455,730
      Transfers for contract benefits and terminations                    (4,169,911)         (5,218,634)
      Contract maintenance charges                                           (32,971)            (35,914)
      Net change to contracts in payout period                                (4,967)               6,882
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (7,599,985)         (3,079,147)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (11,375,224)           4,822,986
Net assets at beginning of period                                          28,513,315          23,690,329
                                                                  ------------------- -------------------
Net assets at end of period                                       $        17,138,091 $        28,513,315
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                         Series: Aggressive Growth
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $               414 $             2,785
      Realized gains (losses)                                                   3,780                 (3)
      Unrealized appreciation (depreciation) during the year                  (3,444)               1,156
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                             750               3,938
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  135,869             115,014
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           240,859                   -
      Transfers for contract benefits and terminations                       (87,904)                   -
      Contract maintenance charges                                                (8)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               288,816             115,014
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          19,022             225,226
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              308,588             344,178
Net assets at beginning of period                                             344,178                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           652,766 $           344,178
                                                                  =================== ===================

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                              Series: Growth
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             2,296 $             2,753
      Realized gains (losses)                                                   2,013                   4
      Unrealized appreciation (depreciation) during the year                     (25)               (901)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           4,284               1,856
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  151,527                  59
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           129,095              20,269
      Transfers for contract benefits and terminations                        (4,530)                   -
      Contract maintenance charges                                              (136)                (35)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               275,956              20,293
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          18,328             219,950
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              298,568             242,099
Net assets at beginning of period                                             242,099                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           540,667 $           242,099
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                             Series: Moderate
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             6,390 $             5,267
      Realized gains (losses)                                                  10,429               3,136
      Unrealized appreciation (depreciation) during the year                   13,533                 583
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          30,352               8,986
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   72,859             199,473
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                      409,902               8,595
      Transfers for contract benefits and terminations                       (79,831)             (2,175)
      Contract maintenance charges                                              (191)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               402,739             205,893
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          16,865             211,384
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              449,956             426,263
Net assets at beginning of period                                             426,263                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           876,219 $           426,263
                                                                  =================== ===================

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                          Series: Moderate Growth
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             4,140 $             9,321
      Realized gains (losses)                                                  58,992               2,668
      Unrealized appreciation (depreciation) during the year                   27,089              62,527
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          90,221              74,516
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   60,531             732,427
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                     (28,400)             263,275
      Transfers for contract benefits and terminations                       (49,870)             (5,682)
      Contract maintenance charges                                            (3,907)                (70)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                              (21,646)             989,950
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          18,492             217,559
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                               87,067           1,282,025
Net assets at beginning of period                                           1,282,025                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,369,092 $         1,282,025
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Phoenix-Sanford Bernstein Mid-Cap Value
                                                                                  Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (231,295) $         (173,931)
      Realized gains (losses)                                               2,722,702           3,268,283
      Unrealized appreciation (depreciation) during the year              (2,182,656)           (537,568)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         308,751           2,556,784
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  949,852             703,730
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (365,322)           (534,581)
      Transfers for contract benefits and terminations                    (4,053,622)         (3,604,514)
      Contract maintenance charges                                           (19,533)            (26,293)
      Net change to contracts in payout period                                (8,388)                 523
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,497,013)         (3,461,135)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (3,188,262)           (904,351)
Net assets at beginning of period                                          20,386,106          21,290,457
                                                                  ------------------- -------------------
Net assets at end of period                                       $        17,197,844 $        20,386,106
                                                                  =================== ===================

                                                                  Phoenix-Sanford Bernstein Small-Cap Value
                                                                                  Series
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (137,948)  $         (119,919)
      Realized gains (losses)                                               1,502,129            2,064,266
      Unrealized appreciation (depreciation) during the year              (1,619,664)            (383,194)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                       (255,483)            1,561,153
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                  228,254              420,741
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (282,887)              204,852
      Transfers for contract benefits and terminations                    (1,992,043)          (2,444,415)
      Contract maintenance charges                                           (11,328)             (14,353)
      Net change to contracts in payout period                                (2,828)                2,361
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (2,060,832)          (1,830,814)
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                          (2,316,315)            (269,661)
Net assets at beginning of period                                          11,213,225           11,482,886
                                                                  -------------------  -------------------
Net assets at end of period                                       $         8,896,910  $        11,213,225
                                                                  ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                    Phoenix-Van Kampen Comstock Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            38,820 $            55,414
      Realized gains (losses)                                                 700,011           2,742,006
      Unrealized appreciation (depreciation) during the year              (1,081,151)           (316,736)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       (342,320)           2,480,684
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  244,625             241,229
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (253,343)           (594,801)
      Transfers for contract benefits and terminations                    (2,514,768)         (2,420,663)
      Contract maintenance charges                                           (10,872)            (16,125)
      Net change to contracts in payout period                                 10,033               5,069
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (2,524,325)         (2,785,291)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (2,866,645)           (304,607)
Net assets at beginning of period                                          13,965,197          14,269,804
                                                                  ------------------- -------------------
Net assets at end of period                                       $        11,098,552 $        13,965,197
                                                                  =================== ===================

                                                                    Phoenix-Van Kampen Equity 500 Index
                                                                                  Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (79,866) $          (70,772)
      Realized gains (losses)                                                 860,515             550,730
      Unrealized appreciation (depreciation) during the year                (172,952)           1,440,018
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         607,697           1,919,976
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                1,416,971             437,844
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (1,510,761)           5,694,930
      Transfers for contract benefits and terminations                    (5,296,528)         (3,736,335)
      Contract maintenance charges                                           (20,703)            (10,165)
      Net change to contracts in payout period                                 35,139            (42,880)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (5,375,882)           2,343,394
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (4,768,185)           4,263,370
Net assets at beginning of period                                          20,932,512          16,669,142
                                                                  ------------------- -------------------
Net assets at end of period                                       $        16,164,327 $        20,932,512
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  PIMCO VIT CommodityRealReturn Strategy
                                                                         Portfolio - Advisor Class
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            23,053 $             1,695
      Realized gains (losses)                                                   4,285               (115)
      Unrealized appreciation (depreciation) during the year                  105,173             (4,492)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         132,511             (2,912)
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  545,726               3,498
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           470,762              72,843
      Transfers for contract benefits and terminations                      (135,577)                (45)
      Contract maintenance charges                                              (155)                 (1)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               880,756              76,295
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,013,267              73,383
Net assets at beginning of period                                              73,383                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,086,650 $            73,383
                                                                  =================== ===================

                                                                  PIMCO VIT Real Return Portfolio - Advisor
                                                                                   Class
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             9,104  $               597
      Realized gains (losses)                                                     972                3,427
      Unrealized appreciation (depreciation) during the year                   13,847              (6,200)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                          23,923              (2,176)
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                  140,668                    1
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           265,898              131,673
      Transfers for contract benefits and terminations                       (45,999)                (247)
      Contract maintenance charges                                              (666)                    -
      Net change to contracts in payout period                                      -                    -
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               359,901              131,427
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                              383,824              129,251
Net assets at beginning of period                                             129,251                    -
                                                                  -------------------  -------------------
Net assets at end of period                                       $           513,075  $           129,251
                                                                  ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  PIMCO VIT Total Return Portfolio - Advisor
                                                                                   Class
                                                                  ------------------------------------------
                                                                         2007                  2006
                                                                   -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            15,708   $               794
      Realized gains (losses)                                                   1,586                   873
      Unrealized appreciation (depreciation) during the year                   23,840               (1,809)
                                                                  -------------------   -------------------
Net increase (decrease) in net assets from operations                          41,134                 (142)
                                                                  -------------------   -------------------
Contract transactions:
      Payments received from contract owners                                    1,843                 8,235
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           561,820               198,479
      Transfers for contract benefits and terminations                       (93,750)              (13,209)
      Contract maintenance charges                                              (686)                   (5)
      Net change to contracts in payout period                                      -                     -
                                                                  -------------------   -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               469,227               193,500
                                                                  -------------------   -------------------
         Total increase (decrease) in net assets                              510,361               193,358
Net assets at beginning of period                                             193,358                     -
                                                                  -------------------   -------------------
Net assets at end of period                                       $           703,719   $           193,358
                                                                  ===================   ===================

                                                                  Rydex Variable Trust Inverse Government
                                                                          Long Bond Strategy Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            15,992 $            12,476
      Realized gains (losses)                                                (30,646)            (87,598)
      Unrealized appreciation (depreciation) during the year                 (17,446)             187,397
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (32,100)             112,275
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    1,501              36,799
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (103,143)           (451,157)
      Transfers for contract benefits and terminations                      (184,492)           (517,909)
      Contract maintenance charges                                            (2,633)             (8,080)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (288,767)           (940,347)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (320,867)           (828,072)
Net assets at beginning of period                                             884,385           1,712,457
                                                                  ------------------- -------------------
Net assets at end of period                                       $           563,518 $           884,385
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                      Rydex Variable Trust Nova Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             (196) $             (321)
      Realized gains (losses)                                                   4,026               5,475
      Unrealized appreciation (depreciation) during the year                  (4,081)               5,205
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           (251)              10,359
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                        -                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                             (132)               (512)
      Transfers for contract benefits and terminations                       (14,251)            (28,743)
      Contract maintenance charges                                              (243)               (252)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                              (14,626)            (29,507)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                             (14,877)            (19,148)
Net assets at beginning of period                                              56,986              76,134
                                                                  ------------------- -------------------
Net assets at end of period                                       $            42,109 $            56,986
                                                                  =================== ===================

                                                                  Rydex Variable Trust Sector Rotation Fund
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (10,272)  $          (13,219)
      Realized gains (losses)                                                 100,141               89,533
      Unrealized appreciation (depreciation) during the year                   62,755               12,291
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         152,624               88,605
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   19,638               10,019
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (101,275)            (131,489)
      Transfers for contract benefits and terminations                      (125,561)            (269,363)
      Contract maintenance charges                                            (1,067)              (1,693)
      Net change to contracts in payout period                                      8                 (18)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (208,257)            (392,544)
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                             (55,633)            (303,939)
Net assets at beginning of period                                             827,560            1,131,499
                                                                  -------------------  -------------------
Net assets at end of period                                       $           771,927  $           827,560
                                                                  ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                   Sentinel Variable Products Bond Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             9,224 $                 -
      Realized gains (losses)                                                      15                   -
      Unrealized appreciation (depreciation) during the year                  (6,378)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           2,861                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  132,725                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           116,874                   -
      Transfers for contract benefits and terminations                        (5,508)                   -
      Contract maintenance charges                                               (18)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               244,073                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              246,934                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           246,934 $                 -
                                                                  =================== ===================

                                                                     Sentinel Variable Products Common
                                                                                Stock Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             8,237 $                 -
      Realized gains (losses)                                                  16,105                   -
      Unrealized appreciation (depreciation) during the year                 (24,649)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           (307)                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  598,836                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           329,753                   -
      Transfers for contract benefits and terminations                       (22,398)                   -
      Contract maintenance charges                                               (63)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               906,128                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              905,821                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           905,821 $                 -
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                    Sentinel Variable Products Mid Cap
                                                                                Growth Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             (642) $                 -
      Realized gains (losses)                                                     (2)                   -
      Unrealized appreciation (depreciation) during the year                  (1,076)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (1,720)                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   78,323                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           131,801                   -
      Transfers for contract benefits and terminations                              -                   -
      Contract maintenance charges                                                  -                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               210,124                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              208,404                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           208,404 $                 -
                                                                  =================== ===================

                                                                     Sentinel Variable Products Small
                                                                               Company Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $               717 $                 -
      Realized gains (losses)                                                  20,084                   -
      Unrealized appreciation (depreciation) during the year                 (26,278)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (5,477)                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  164,673                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            55,305                   -
      Transfers for contract benefits and terminations                        (3,054)                   -
      Contract maintenance charges                                                (8)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               216,916                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              211,439                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           211,439 $                 -
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 1
                                                              ---------------------------------------
                                                                     2007                   2006
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            12,285    $           (1,670)
      Realized gains (losses)                                             106,385                 79,205
      Unrealized appreciation (depreciation) during the
       year                                                               156,619                145,716
                                                              -------------------    -------------------
Net increase (decrease) in net assets from operations                     275,289                223,251
                                                              -------------------    -------------------
Contract transactions:
      Payments received from contract owners                               92,681                 10,616
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        83,258                 76,108
      Transfers for contract benefits and terminations                  (231,496)              (268,537)
      Contract maintenance charges                                          (486)                  (666)
      Net change to contracts in payout period                              1,007                      -
                                                              -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (55,036)              (182,479)
                                                              -------------------    -------------------
         Total increase (decrease) in net assets                          220,253                 40,772
Net assets at beginning of period                                       1,027,340                986,568
                                                              -------------------    -------------------
Net assets at end of period                                   $         1,247,593    $         1,027,340
                                                              ===================    ===================

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 2
                                                              ---------------------------------------
                                                                     2007                   2006
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            20,681    $             (789)
      Realized gains (losses)                                             192,195                139,548
      Unrealized appreciation (depreciation) during the
       year                                                               404,925                314,704
                                                              -------------------    -------------------
Net increase (decrease) in net assets from operations                     617,801                453,463
                                                              -------------------    -------------------
Contract transactions:
      Payments received from contract owners                               28,994                 13,434
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     1,304,719               (61,259)
      Transfers for contract benefits and terminations                  (396,838)              (325,787)
      Contract maintenance charges                                        (1,192)                  (989)
      Net change to contracts in payout period                                 32                   (46)
                                                              -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           935,715              (374,647)
                                                              -------------------    -------------------
         Total increase (decrease) in net assets                        1,553,516                 78,816
Net assets at beginning of period                                       2,034,091              1,955,275
                                                              -------------------    -------------------
Net assets at end of period                                   $         3,587,607    $         2,034,091
                                                              ===================    ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Templeton Foreign Securities Fund - Class 1
                                                              -------------------------------------------
                                                                     2007                  2006
                                                               -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $           203,561   $             5,326
      Realized gains (losses)                                           2,564,296             1,303,632
      Unrealized appreciation (depreciation) during the
       year                                                               610,992             3,285,952
                                                              -------------------   -------------------
Net increase (decrease) in net assets from operations                   3,378,849             4,594,910
                                                              -------------------   -------------------
Contract transactions:
      Payments received from contract owners                               38,401                63,678
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (197,035)             (250,662)
      Transfers for contract benefits and terminations                (4,147,741)           (3,003,156)
      Contract maintenance charges                                       (12,470)              (15,232)
      Net change to contracts in payout period                              (794)                 4,424
                                                              -------------------   -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (4,319,639)           (3,200,948)
                                                              -------------------   -------------------
         Total increase (decrease) in net assets                        (940,790)             1,393,962
Net assets at beginning of period                                      26,193,712            24,799,750
                                                              -------------------   -------------------
Net assets at end of period                                   $        25,252,922   $        26,193,712
                                                              ===================   ===================

                                                              Templeton Foreign Securities Fund - Class 2
                                                              -------------------------------------------
                                                                     2007                  2006
                                                               -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            55,056   $           (2,371)
      Realized gains (losses)                                             456,265             (124,114)
      Unrealized appreciation (depreciation) during the
       year                                                               474,576             1,515,605
                                                              -------------------   -------------------
Net increase (decrease) in net assets from operations                     985,897             1,389,120
                                                              -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              265,277               212,569
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (61,841)                   791
      Transfers for contract benefits and terminations                (1,299,695)           (1,604,949)
      Contract maintenance charges                                       (12,265)              (13,338)
      Net change to contracts in payout period                              (717)                 (549)
                                                              -------------------   -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (1,109,241)           (1,405,476)
                                                              -------------------   -------------------
         Total increase (decrease) in net assets                        (123,344)              (16,356)
Net assets at beginning of period                                       7,788,445             7,804,801
                                                              -------------------   -------------------
Net assets at end of period                                   $         7,665,101   $         7,788,445
                                                              ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Templeton Global Asset Allocation Fund -
                                                                              Class 1
                                                              ---------------------------------------
                                                                     2007                 2006
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $         6,772,799  $         2,395,063
      Realized gains (losses)                                           9,894,071            4,204,804
      Unrealized appreciation (depreciation) during the
       year                                                          (13,114,617)              678,146
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                   3,552,253            7,278,013
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              298,686              336,546
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                (543,595)              566,753
      Transfers for contract benefits and terminations                (4,381,209)          (6,358,832)
      Contract maintenance charges                                       (23,554)             (28,017)
      Net change to contracts in payout period                             47,304              (4,489)
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (4,602,368)          (5,488,039)
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                      (1,050,115)            1,789,974
Net assets at beginning of period                                      41,942,526           40,152,552
                                                              -------------------  -------------------
Net assets at end of period                                   $        40,892,411  $        41,942,526
                                                              ===================  ===================

                                                              Templeton Global Asset Allocation Fund -
                                                                              Class 2
                                                              ---------------------------------------
                                                                     2007                 2006
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $           304,300  $           109,812
      Realized gains (losses)                                             455,651              143,670
      Unrealized appreciation (depreciation) during the
       year                                                             (601,953)              125,585
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                     157,998              379,067
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               14,816               18,296
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                 (57,781)             (53,986)
      Transfers for contract benefits and terminations                  (196,674)            (724,680)
      Contract maintenance charges                                        (1,897)              (8,816)
      Net change to contracts in payout period                              (439)                (783)
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                         (241,975)            (769,969)
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                         (83,977)            (390,902)
Net assets at beginning of period                                       1,963,566            2,354,468
                                                              -------------------  -------------------
Net assets at end of period                                   $         1,879,589  $         1,963,566
                                                              ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Templeton Global Income Securities Fund -
                                                                                  Class 1
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            68,881  $            80,142
      Realized gains (losses)                                                  28,946              156,258
      Unrealized appreciation (depreciation) during the year                  359,071              277,546
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         456,898              513,946
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   24,908               71,918
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           489,775               50,439
      Transfers for contract benefits and terminations                      (430,531)            (944,749)
      Contract maintenance charges                                            (2,564)              (3,539)
      Net change to contracts in payout period                                 11,571                (893)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                                93,159            (826,824)
                                                                  -------------------  -------------------
      Total increase (decrease) in net assets                                 550,057            (312,878)
Net assets at beginning of period                                           4,613,007            4,925,885
                                                                  -------------------  -------------------
Net assets at end of period                                       $         5,163,064  $         4,613,007
                                                                  ===================  ===================

                                                                    Templeton Growth Securities Fund -
                                                                                  Class 1
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            88,002 $            95,479
      Realized gains (losses)                                               5,418,464           4,743,094
      Unrealized appreciation (depreciation) during the year              (4,213,084)          12,152,249
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       1,293,382          16,990,822
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  524,992             676,634
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (1,177,752)         (1,779,774)
      Transfers for contract benefits and terminations                   (11,454,031)        (10,651,623)
      Contract maintenance charges                                           (50,767)            (57,050)
      Net change to contracts in payout period                                    237             (2,861)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (12,157,321)        (11,814,674)
                                                                  ------------------- -------------------
      Total increase (decrease) in net assets                            (10,863,939)           5,176,148
Net assets at beginning of period                                          94,231,059          89,054,911
                                                                  ------------------- -------------------
Net assets at end of period                                       $        83,367,120 $        94,231,059
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                    Templeton Growth Securities Fund -
                                                                                  Class 2
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             2,978 $             4,579
      Realized gains (losses)                                                 778,009             610,655
      Unrealized appreciation (depreciation) during the year                (666,931)           1,560,206
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         114,056           2,175,440
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,985,424           1,410,882
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           977,583             877,390
      Transfers for contract benefits and terminations                    (2,287,887)         (2,233,954)
      Contract maintenance charges                                           (11,698)            (19,323)
      Net change to contracts in payout period                                (3,374)             (3,138)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             1,660,048              31,857
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,774,104           2,207,297
Net assets at beginning of period                                          13,247,065          11,039,768
                                                                  ------------------- -------------------
Net assets at end of period                                       $        15,021,169 $        13,247,065
                                                                  =================== ===================

                                                                     Van Kampen UIF Equity and Income
                                                                           Portfolio - Class II
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $               439 $             (178)
      Realized gains (losses)                                                   4,097                   2
      Unrealized appreciation (depreciation) during the year                  (9,857)               2,879
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (5,321)               2,703
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    5,738                   1
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            93,369              92,416
      Transfers for contract benefits and terminations                        (3,501)                   -
      Contract maintenance charges                                               (32)                 (5)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                                95,574              92,412
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                               90,253              95,115
Net assets at beginning of period                                              95,115                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           185,368 $            95,115
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                        Wanger International Select
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (51,675) $          (72,188)
      Realized gains (losses)                                               1,186,113             129,464
      Unrealized appreciation (depreciation) during the year                  557,020           2,072,717
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       1,691,458           2,129,993
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  123,061             204,370
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                      668,496           1,527,518
      Transfers for contract benefits and terminations                      (997,995)         (1,116,823)
      Contract maintenance charges                                            (8,277)             (7,748)
      Net change to contracts in payout period                                  (696)              10,473
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (215,411)             617,790
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,476,047           2,747,783
Net assets at beginning of period                                           8,627,725           5,879,942
                                                                  ------------------- -------------------
Net assets at end of period                                       $        10,103,772 $         8,627,725
                                                                  =================== ===================

                                                                      Wanger International Small Cap
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (265,193) $         (440,668)
      Realized gains (losses)                                               9,404,356           7,715,230
      Unrealized appreciation (depreciation) during the year                  450,237          12,409,248
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       9,589,400          19,683,810
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                1,148,640           1,218,963
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                  (1,868,469)         (2,784,054)
      Transfers for contract benefits and terminations                    (9,826,574)        (11,372,832)
      Contract maintenance charges                                           (45,712)            (68,987)
      Net change to contracts in payout period                                  2,284             (1,336)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (10,589,831)        (13,008,246)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (1,000,431)           6,675,564
Net assets at beginning of period                                          67,850,542          61,174,978
                                                                  ------------------- -------------------
Net assets at end of period                                       $        66,850,111 $        67,850,542
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                               Wanger Select
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (114,917) $          (65,184)
      Realized gains (losses)                                                 280,666             719,150
      Unrealized appreciation (depreciation) during the year                  425,869             583,694
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         591,618           1,237,660
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  100,326             140,734
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         1,151,253             636,478
      Transfers for contract benefits and terminations                    (1,099,662)         (1,698,419)
      Contract maintenance charges                                           (10,007)             (9,630)
      Net change to contracts in payout period                                  (485)                 225
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               141,425           (930,612)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              733,043             307,048
Net assets at beginning of period                                           7,845,337           7,538,289
                                                                  ------------------- -------------------
Net assets at end of period                                       $         8,578,380 $         7,845,337
                                                                  =================== ===================

                                                                       Wanger U.S. Smaller Companies
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (833,770) $         (791,272)
      Realized gains (losses)                                              12,328,588          16,184,217
      Unrealized appreciation (depreciation) during the year              (8,388,400)        (10,490,044)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       3,106,418           4,902,901
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  710,911           1,204,951
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (4,960,444)         (6,312,157)
      Transfers for contract benefits and terminations                   (11,817,703)        (18,158,940)
      Contract maintenance charges                                           (50,994)            (79,902)
      Net change to contracts in payout period                                  (903)               8,241
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (16,119,133)        (23,337,807)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (13,012,715)        (18,434,906)
Net assets at beginning of period                                          70,385,504          88,820,410
                                                                  ------------------- -------------------
Net assets at end of period                                       $        57,372,789 $        70,385,504
                                                                  =================== ===================

                       See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 65 investment options that invest in shares of underlying funds The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares
------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - Class S
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix Money Market Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class
------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class
------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Rydex Variable Trust Nova Fund
------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------
Sentinel Variable Products Balanced Fund
------------------------------------------------------
Sentinel Variable Products Bond Fund
------------------------------------------------------
Sentinel Variable Products Common Stock Fund
------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
------------------------------------------------------
Sentinel Variable Products Small Company Fund
------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1
------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
------------------------------------------------------
Templeton Foreign Securities Fund - Class 1
------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
------------------------------------------------------
Templeton Global Income Securities Fund - Class 1
------------------------------------------------------
Templeton Growth Securities Fund - Class 1
------------------------------------------------------
Templeton Growth Securities Fund - Class 2
------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
------------------------------------------------------
Wanger International Select
------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------
Wanger Select
------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

Note 3--Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Investment Option                                                    Purchases     Sales
-----------------                                                    ---------     -----
   AIM V.I. Capital Appreciation Fund - Class I                     $   351,717 $ 1,156,453
   AIM V.I. Core Equity Fund - Class I                                   61,813     323,936
   AIM V.I. Mid Cap Core Equity Fund - Class I                           49,035     466,724
   Alger American Leveraged AllCap Portfolio - Class O                   98,794     920,390
   DWS Equity 500 Index Fund VIP - Class A                            1,991,712   2,176,506
   Federated Fund for U.S. Government Securities II                   3,336,708   5,643,795
   Federated High Income Bond Fund II - Primary Shares                  864,985   1,766,291
   Fidelity VIP Contrafund(R) Portfolio - Service Class              11,011,883   7,433,317
   Fidelity VIP Growth Opportunities Portfolio - Service Class        3,375,725   1,497,067
   Fidelity VIP Growth Portfolio - Service Class                      1,248,841   1,550,211
   Fidelity VIP Investment Grade Bond Portfolio - Service Class       3,224,221   1,045,138
   Franklin Income Securities Fund - Class 2                          5,368,162     703,931
   Lazard Retirement Small Cap Portfolio - Service Shares               195,414     128,858
   Lord Abbett Bond-Debenture Portfolio - Class VC                      739,510   1,186,597
   Lord Abbett Growth and Income Portfolio - Class VC                 4,017,590   3,742,392
   Lord Abbett Mid-Cap Value Portfolio - Class VC                       882,964   1,034,891
   Mutual Shares Securities Fund - Class 2                            6,917,200   4,277,398
   Neuberger Berman AMT Fasciano Portfolio - S Class                      6,276      26,971
   Neuberger Berman AMT Guardian Portfolio - S Class                  1,530,659     201,719
   Oppenheimer Capital Appreciation Fund/VA - Service Shares             44,913       1,425
   Oppenheimer Global Securities Fund/VA - Service Shares               340,028      84,784
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,221,155     253,290
   Phoenix Capital Growth Series                                      5,770,254  35,130,252
   Phoenix Growth and Income Series                                   1,969,815   5,401,372
   Phoenix Mid-Cap Growth Series                                        848,732   4,115,501
   Phoenix Money Market Series                                       17,510,739  17,696,279
   Phoenix Multi-Sector Fixed Income Series                           6,645,103   9,746,046
   Phoenix Multi-Sector Short Term Bond Series                        1,510,520   1,610,322
   Phoenix Strategic Allocation Series                               14,970,535  42,716,861
   Phoenix-Aberdeen International Series                              9,592,772  15,217,927
   Phoenix-Alger Small-Cap Growth Series                              1,427,085   1,893,456
   Phoenix-Duff & Phelps Real Estate Securities Series                4,426,710  10,300,171
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       441,907     144,554
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                  293,611       8,706
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                588,862     163,263
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         812,909     810,687
   Phoenix-Sanford Bernstein Mid-Cap Value Series                     4,955,214   6,486,929
   Phoenix-Sanford Bernstein Small-Cap Value Series                   2,570,755   3,517,530

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                      Purchases      Sales
-----------------                                                      ---------      -----
   Phoenix-Van Kampen Comstock Series                                 $  1,844,776 $  3,717,196
   Phoenix-Van Kampen Equity 500 Index Series                            2,752,773    8,208,517
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class      1,076,437      172,627
   PIMCO VIT Real Return Portfolio - Advisor Class                         444,564       74,376
   PIMCO VIT Total Return Portfolio - Advisor Class                        671,003      186,071
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund          37,334      310,110
   Rydex Variable Trust Nova Fund                                            2,049       16,871
   Rydex Variable Trust Sector Rotation Fund                                80,026      240,044
   Sentinel Variable Products Bond Fund                                    259,272        5,976
   Sentinel Variable Products Common Stock Fund                            955,172       24,096
   Sentinel Variable Products Mid Cap Growth Fund                          210,125          643
   Sentinel Variable Products Small Company Fund                           241,395        3,599
   Templeton Developing Markets Securities Fund - Class 1                  461,666      415,612
   Templeton Developing Markets Securities Fund - Class 2                1,823,487      675,848
   Templeton Foreign Securities Fund - Class 1                           2,054,140    5,004,751
   Templeton Foreign Securities Fund - Class 2                           1,293,801    1,996,611
   Templeton Global Asset Allocation Fund - Class 1                     17,572,572    5,877,873
   Templeton Global Asset Allocation Fund - Class 2                        774,363      281,335
   Templeton Global Income Securities Fund - Class 1                       666,121      504,081
   Templeton Growth Securities Fund - Class 1                            6,017,176   14,295,988
   Templeton Growth Securities Fund - Class 2                            5,725,758    3,455,419
   Van Kampen UIF Equity and Income Portfolio - Class II                   215,028      116,314
   Wanger International Select                                           3,548,457    2,731,635
   Wanger International Small Cap                                        9,687,697   15,044,640
   Wanger Select                                                         2,364,867    2,191,661
   Wanger U.S. Smaller Companies                                         4,798,815   18,163,483
                                                                      ------------ ------------
                                                                      $186,793,702 $274,297,317
                                                                      ============ ============

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                 -------------------------------------
                                                                 For period ended December 31, 2007
                                                                    Units       Units    Net Increase
Investment Option                                                  Issued     Redeemed    (Decrease)
                                                                 -------------------------------------
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                         305,719 (1,009,174)    (703,455)
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                   42,472   (271,336)    (228,864)
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                           16,682   (352,223)    (335,541)
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                  101,861   (880,060)    (778,199)
------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            1,373,478 (1,518,740)    (145,262)
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   1,984,606 (4,251,603)  (2,266,997)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                  322,915 (1,221,521)    (898,606)
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class               2,374,709 (4,876,103)  (2,501,394)
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        2,940,254 (1,305,200)    1,635,054
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      1,420,771 (1,725,009)    (304,238)
------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class       3,180,233 (1,000,900)    2,179,333
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                          4,668,757   (580,046)    4,088,711
------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares                10,017    (95,513)     (85,496)
------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                      486,893 (1,011,992)    (525,099)
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 2,488,137 (2,889,966)    (401,829)
------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                       359,056   (789,735)    (430,679)
------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            3,767,511 (2,209,313)    1,558,198
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      6,399    (26,450)     (20,051)
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                  1,400,726   (176,541)    1,224,185
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares             40,398       (812)       39,586
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares               295,819    (73,147)      222,672
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,168,170   (238,973)      929,197
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                        719,283 (5,708,102)  (4,988,819)
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     980,739 (3,632,993)  (2,652,254)
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        578,186 (2,779,351)  (2,201,165)
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        9,022,365 (9,689,639)    (667,274)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           2,306,607 (3,239,050)    (932,443)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        1,185,003 (1,414,960)    (229,957)
------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                  717,885 (6,644,822)  (5,926,937)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              2,377,865 (4,981,128)  (2,603,263)
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                212,033   (808,369)    (596,336)
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  691,015 (2,001,338)  (1,310,323)
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       359,406   (121,837)      237,569
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  252,298     (6,500)      245,798
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                525,719   (143,686)      382,033
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         709,166   (706,263)        2,903
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     1,431,258 (2,987,338)  (1,556,080)
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                     592,663 (1,486,232)    (893,569)
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   610,459 (2,067,571)  (1,457,112)
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         2,204,766 (6,443,494)  (4,238,728)
------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class   1,009,209   (155,904)      853,305
------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                      406,246    (68,683)      337,563
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                     627,596   (172,968)      454,628
------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       10,670   (323,355)    (312,685)
------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           797     (9,782)      (8,985)
------------------------------------------------------------------------------------------------------

                                                                 --------------------------------------
                                                                 For period ended December 31, 2006
                                                                    Units        Units     Net Increase
Investment Option                                                   Issued      Redeemed    (Decrease)
                                                                 --------------------------------------
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                        1,469,865    (722,436)      747,429
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                 2,054,487    (857,145)    1,197,342
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                           127,461  (4,621,371)  (4,493,910)
-------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                   904,824  (1,795,668)    (890,844)
-------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                             3,457,002  (4,392,970)    (935,968)
-------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                    4,562,035  (4,343,221)      218,814
-------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                   817,802  (1,337,192)    (519,390)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class                7,207,740  (5,974,392)    1,233,348
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class         1,682,886    (739,246)      943,640
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                         509,628  (2,804,862)  (2,295,234)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class                -            -            -
-------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                           1,452,223    (214,570)    1,237,653
-------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares                117,758  (4,540,649)  (4,422,891)
-------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                       682,057  (3,478,953)  (2,796,896)
-------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                  2,861,196  (2,613,192)      248,004
-------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                        489,618  (3,311,217)  (2,821,599)
-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                             3,268,483  (1,876,181)    1,392,302
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      29,834        (274)       29,560
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                      12,009        (121)       11,888
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares              19,665     (12,554)        7,111
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                107,140        (230)      106,910
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares             24,350          (3)       24,347
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                       3,811,109  (8,829,211)  (5,018,102)
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    2,557,664  (4,148,366)  (1,590,702)
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       8,986,481  (3,174,633)    5,811,848
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        11,801,794 (15,302,370)  (3,500,576)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                            1,125,815  (3,014,886)  (1,889,071)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         1,047,768    (911,655)      136,113
-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                   411,144  (7,153,309)  (6,742,165)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               6,787,921  (5,065,756)    1,722,165
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               2,560,270  (2,164,395)      395,875
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 1,015,827  (1,687,590)    (671,763)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth        107,371            -      107,371
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                    20,448         (35)       20,413
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                 313,423    (105,793)      207,630
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth          998,123      (5,623)      992,500
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      1,933,645  (3,799,013)  (1,865,368)
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      928,495  (1,804,722)    (876,227)
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                    565,438  (2,365,888)  (1,800,450)
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          5,632,079  (4,145,677)    1,486,402
-------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class       78,288      (4,279)       74,009
-------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                       129,022        (238)      128,784
-------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                      203,484     (13,003)      190,481
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       131,521  (1,159,915)  (1,028,394)
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                         11,310     (31,036)     (19,726)
-------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                       -------------------------------------------------------------------------
                                                       For period ended December 31, 2007   For period ended December 31, 2006
                                                          Units       Units    Net Increase    Units       Units    Net Increase
Investment Option                                        Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
                                                       -------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   12,385   (134,953)    (122,568)     213,358   (481,368)    (268,010)
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                       247,657     (5,495)      242,162           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund               908,093    (22,111)      885,982           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund             193,454           -      193,454           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund              213,471     (3,033)      210,438           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     189,979   (221,640)     (31,661)     201,445   (350,229)    (148,784)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     906,287   (384,074)      522,213     520,833   (796,505)    (275,672)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                 85,999 (1,257,432)  (1,171,433)     124,373 (1,151,005)  (1,026,632)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                417,212 (1,048,419)    (631,207)     515,697 (1,454,300)    (938,603)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1           128,143   (984,021)    (855,878)     241,077 (1,445,775)  (1,204,698)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2             7,166   (122,791)    (115,625)      11,114   (425,298)    (414,184)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1          165,469   (135,486)       29,983     119,004   (407,478)    (288,474)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 152,971 (2,240,715)  (2,087,744)     227,136 (2,546,586)  (2,319,450)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2               3,019,320 (1,612,330)    1,406,990   1,778,548 (1,591,495)      187,053
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II      194,717   (111,424)       83,293      92,084         (5)       92,079
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                797,753   (887,497)     (89,744)   1,212,618   (912,105)      300,513
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             805,679 (2,339,968)  (1,534,289)     910,002 (3,506,283)  (2,596,281)
--------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              727,366   (703,646)       23,720     628,113 (1,016,602)    (388,489)
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              336,088 (4,341,774)  (4,005,686)     766,893 (7,107,805)  (6,340,912)
--------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                     At December 31,                      For the periods ended December 31,
               -------------------------------------  ---------------------------------------------------
                           Unit               Net     Investment    Expense                 Total
                Units     Value             Assets      Income     Ratio /2/             Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               -------------------------------------  ---------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I
   2007         2,851  1.09    to    1.31    3,389          -    0.90%   to    1.80%    9.99%  to  11.00%
   2006         3,554  0.98    to    1.18    3,772      0.06%    0.90%   to    1.80%  (2.35%)  to   5.35%
   2005         2,807  0.94    to    1.13    2,824      0.07%    0.90%   to    1.80%  (0.93%)  to   7.86%
   2004         2,353  0.87    to    1.05    2,181          -    0.90%   to    1.80%    4.71%  to   5.67%
   2003         1,812  0.83    to    0.99    1,568          -    0.90%   to    1.80%    1.40%  to  33.13%
AIM V.I. Core Equity Fund - Class I
   2007           968  1.15    to    1.17    1,123      1.03%    0.90%   to    1.80%    6.16%  to   7.14%
   2006/13/     1,197  1.08    to    1.09    1,301      0.75%    0.90%   to    1.80%    7.84%  to   8.50%
   2005             -     -    to       -        -          -        -   to        -        -  to       -
   2004             -     -    to       -        -          -        -   to        -        -  to       -
   2003             -     -    to       -        -          -        -   to        -        -  to       -
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007         1,305  1.26    to    1.30    1,674      0.20%    0.90%   to    1.80%    7.42%  to   8.56%
   2006         1,641  1.17    to    1.20    1,946      0.32%    0.90%   to    1.80%    4.61%  to  10.24%
   2005         6,135  1.07    to    1.08    6,626      0.53%    0.90%   to    1.80%    5.69%  to   6.65%
   2004/8/      5,988  1.02    to    1.02    6,087      2.30%    0.90%   to    1.80%    1.84%  to   1.91%
   2003             -     -    to       -        -          -        -   to        -        -  to       -
Alger American Leveraged AllCap Portfolio - Class O
   2007         3,548  1.02    to    2.00    4,005          -    0.90%   to    1.80%   31.12%  to  32.33%
   2006         4,326  0.77    to    1.52    3,714          -    0.90%   to    1.80%   17.13%  to  18.19%
   2005         5,217  0.65    to    1.30    3,790          -    0.90%   to    1.80%   12.39%  to  13.42%
   2004         6,658  0.58    to    1.15    4,213          -    0.90%   to    1.80%    1.32%  to   7.21%
   2003         8,370  0.54    to    0.94    4,868          -    0.90%   to    1.80%    8.23%  to  33.51%
DWS Equity 500 Index Fund VIP - Class A
   2007         6,289  1.23    to    1.41    8,535      1.45%    0.90%   to    1.80%  (1.23%)  to   4.34%
   2006         6,435  1.19    to    1.35    8,407      1.12%    0.90%   to    1.80%    8.46%  to  14.49%
   2005         7,371  1.04    to    1.18    8,489      1.52%    0.90%   to    1.80%  (0.77%)  to   3.74%
   2004         8,357  1.07    to    1.14    9,335      1.06%    0.90%   to    1.80%    8.60%  to   9.60%
   2003         7,498  0.98    to    1.04    7,699      1.07%    0.90%   to    1.80%    6.19%  to  27.00%
Federated Fund for U.S. Government Securities II
   2007        13,757  1.07    to    1.44   17,720      4.56%    0.90%   to    1.80%  (0.55%)  to   5.33%
   2006        16,024  1.02    to    1.36   19,760      3.99%    0.50%   to    1.80%    0.02%  to   3.20%
   2005        15,806  1.00    to    1.32   19,120      3.99%    0.50%   to    1.80%  (0.01%)  to   1.52%
   2004        17,445  1.08    to    1.31   21,036      4.48%    0.50%   to    1.80%    1.75%  to   3.09%
   2003        19,082  1.04    to    1.28   22,848      3.86%    0.50%   to    1.80%  (0.03%)  to   1.44%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                           For the periods ended December 31,
                   -----------------------------------------  ---------------------------------------------------
                                 Unit               Net       Investment    Expense                 Total
                    Units       Value             Assets        Income     Ratio /2/              Return /3/
                   (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   -----------------------------------------  ---------------------------------------------------

Federated High Income Bond Fund II - Primary Shares
   2007             3,187    1.14    to    1.51    4,401        8.21%    0.90%   to    1.80%  (1.43%) to    2.49%
   2006             4,086    1.31    to    1.47    5,541        8.56%    0.90%   to    1.80%    8.82% to    9.81%
   2005             4,605    1.20    to    1.34    5,707        7.39%    0.90%   to    1.80%    0.82% to    1.74%
   2004             4,119    1.19    to    1.32    5,048        9.62%    0.90%   to    1.80%    8.47% to    9.47%
   2003             7,378    1.09    to    1.21    8,317        6.15%    0.90%   to    1.80%   20.02% to   21.12%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007            19,341    1.43    to    1.91   30,342        0.82%    0.90%   to    1.80%   12.34% to   16.45%
   2006            21,842    1.24    to    1.65   29,531        1.11%    0.90%   to    1.80%    7.61% to   10.59%
   2005            20,609    1.19    to    1.49   25,307        0.17%    0.90%   to    1.80%   14.75% to   15.80%
   2004            16,608    1.03    to    1.29   18,099        0.22%    0.90%   to    1.80%   11.45% to   14.30%
   2003            11,677    0.91    to    1.13   10,797        0.32%    0.90%   to    1.80%   26.04% to   27.20%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007             4,713    1.00    to    1.58    5,697            -    0.90%   to    1.80%    8.12% to   21.93%
   2006             3,078    0.82    to    1.30    2,941        0.50%    0.90%   to    1.80%    3.41% to   13.37%
   2005             2,134    0.79    to    1.15    1,881        0.70%    0.90%   to    1.80%  (1.09%) to    7.89%
   2004             1,501    0.73    to    1.07    1,174        0.54%    0.90%   to    1.80%  (0.92%) to    6.10%
   2003             1,857    0.70    to    1.01    1,499        0.53%    0.90%   to    1.80%   10.07% to   30.86%
Fidelity VIP Growth Portfolio - Service Class
   2007             5,234    0.87    to    1.40    5,034        0.64%    0.90%   to    1.80%   11.01% to   25.72%
   2006             5,538    0.70    to    1.05    4,340        0.31%    0.90%   to    1.80%    4.82% to    5.77%
   2005             7,833    0.66    to    1.00    5,722        0.42%    0.90%   to    1.80%    3.78% to    4.73%
   2004            10,464    0.63    to    0.95    7,157        0.16%    0.90%   to    1.80%    1.40% to    2.33%
   2003            10,105    0.62    to    0.93    6,636        0.18%    0.90%   to    1.80%    1.62% to   31.59%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/24/         2,179    1.02    to    1.04    2,248        0.17%    0.90%   to    1.80%    0.21% to    3.34%
   2006                 -       -    to       -        -            -        -   to        -        - to        -
   2005                 -       -    to       -        -            -        -   to        -        - to        -
   2004                 -       -    to       -        -            -        -   to        -        - to        -
   2003                 -       -    to       -        -            -        -   to        -        - to        -
Franklin Income Securities Fund - Class 2
   2007             5,326    0.96    to    1.14    5,926        3.04%    0.90%   to    1.80%  (2.61%) to    2.82%
   2006/15/         1,238    1.04    to    1.11    1,361        0.20%    0.90%   to    1.80%  (0.12%) to   12.16%
   2005                 -       -    to       -        -            -        -   to        -        - to        -
   2004                 -       -    to       -        -            -        -   to        -        - to        -
   2003                 -       -    to       -        -            -        -   to        -        - to        -
Lazard Retirement Small Cap Portfolio - Service Shares
   2007               360    1.13    to    1.16      413            -    1.00%   to    1.80%  (8.88%) to  (8.13%)
   2006               446    1.24    to    1.26      558            -    1.00%   to    1.80%   12.63% to   14.91%
   2005/10/         4,868    1.09    to    1.09    5,321            -    1.00%   to    1.80%    9.31% to   11.83%
   2004                 -       -    to       -        -            -        -   to        -        - to        -
   2003                 -       -    to       -        -            -        -   to        -        - to        -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                       At December 31,                          For the periods ended December 31,
                 -----------------------------------------  ---------------------------------------------------
                               Unit               Net       Investment    Expense                 Total
                  Units       Value             Assets        Income     Ratio /2/             Return /3/
                 (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                 -----------------------------------------  ---------------------------------------------------

Lord Abbett Bond-Debenture Portfolio - Class VC
   2007           2,495    1.14    to    1.17    2,882        5.80%    0.90%   to    1.80%    0.91%  to   5.23%
   2006           3,020    1.09    to    1.11    3,328        3.40%    0.90%   to    1.80%    7.37%  to   8.35%
   2005/10/       5,817    1.02    to    1.02    5,941        7.84%    0.90%   to    1.80%    2.16%  to   4.69%
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Lord Abbett Growth and Income Portfolio - Class VC
   2007           9,233    0.97    to    1.25   11,420        1.21%    0.90%   to    1.80%  (2.65%)  to   2.50%
   2006           9,635    1.20    to    1.22   11,691        1.26%    0.90%   to    1.80%   14.08%  to  16.22%
   2005/10/       9,387    1.04    to    1.05    9,841        1.67%    0.90%   to    1.80%  (0.69%)  to   8.58%
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007           2,538    1.17    to    1.20    3,021        0.41%    0.90%   to    1.80%  (8.95%)  to   3.66%
   2006           2,969    1.19    to    1.21    3,559        0.33%    0.90%   to    1.80%    9.55%  to  11.22%
   2005/9/        5,790    1.08    to    1.09    6,265        0.69%    0.90%   to    1.80%    8.22%  to  13.50%
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Mutual Shares Securities Fund - Class 2
   2007           9,836    0.94    to    2.01   17,211        1.41%    0.90%   to    1.80%  (2.15%)  to   2.54%
   2006           8,278    1.25    to    1.96   14,879        1.25%    0.90%   to    1.80%    3.31%  to  17.32%
   2005           6,886    1.29    to    1.68   10,855        0.88%    0.90%   to    1.80%    8.57%  to   9.56%
   2004           5,919    1.19    to    1.54    8,492        0.76%    0.90%   to    1.80%    8.77%  to  11.62%
   2003           5,592    1.07    to    1.38    7,282        1.04%    0.90%   to    1.80%   22.90%  to  24.02%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007              10    0.95    to    1.01        9            -    1.25%   to    1.65%  (6.29%)  to   5.08%
   2006/20/          30    0.96    to    0.96       28            -    1.25%   to    1.65%    3.85%  to   6.74%
   2005               -       -    to       -        -            -        -   to        -        -  to       -
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Neuberger Berman AMT Guardian Portfolio - S Class
   2007           1,236    0.98    to    1.12    1,355        0.43%    0.90%   to    1.80%  (1.53%)  to   7.71%
   2006/18/          12    1.06    to    1.06       13        0.45%    1.10%   to    1.25%    1.81%  to  15.16%
   2005               -       -    to       -        -            -        -   to        -        -  to       -
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007              47    1.13    to    1.16       54        0.01%    1.25%   to    1.80%    3.57%  to  11.80%
   2006/23/           7    1.01    to    1.01        7            -    1.25%   to    1.80%  (1.84%)  to   0.24%
   2005               -       -    to       -        -            -        -   to        -        -  to       -
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                        For the periods ended December 31,
                   ---------------------------------------  ----------------------------------------------------
                                Unit               Net      Investment    Expense                  Total
                    Units       Value            Assets       Income     Ratio /2/              Return /3/
                   (000's)  (Lowest to Highest)  (000's)    Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   ---------------------------------------  ----------------------------------------------------

Oppenheimer Global Securities Fund/VA - Service Shares
   2007               330   1.10   to     1.12       366      0.52%    0.90%   to    1.80%   (3.20%) to    4.91%
   2006/15/           107   1.06   to     1.06       113          -    1.10%   to    1.80%   (0.25%) to   17.36%
   2005                 -      -   to        -         -          -        -   to        -         - to        -
   2004                 -      -   to        -         -          -        -   to        -         - to        -
   2003                 -      -   to        -         -          -        -   to        -         - to        -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007               954   0.89   to     1.01       924      0.05%    0.90%   to    1.80%  (10.80%) to  (2.48%)
   2006/19/            24   0.99   to     1.04        25          -    1.10%   to    1.80%     0.39% to   11.15%
   2005                 -      -   to        -         -          -        -   to        -         - to        -
   2004                 -      -   to        -         -          -        -   to        -         - to        -
   2003                 -      -   to        -         -          -        -   to        -         - to        -
Phoenix Capital Growth Series
   2007            20,566   0.71   to    10.73   132,252      0.25%    0.90%   to    1.80%   (2.95%) to    9.75%
   2006            25,555   0.64   to     9.79   147,167      0.18%    0.90%   to    1.80%   (0.44%) to    2.29%
   2005            30,573   0.63   to     9.58   185,518      0.06%    0.90%   to    1.80%   (4.41%) to    2.78%
   2004            45,488   0.61   to     9.33   241,380      0.80%    0.90%   to    1.80%     3.08% to    4.03%
   2003            55,308   0.59   to     8.98   282,819      0.10%    0.90%   to    1.80%     9.56% to   25.35%
Phoenix Growth and Income Series
   2007            10,057   1.19   to     1.57    14,469      0.90%    0.90%   to    1.80%     4.73% to    5.69%
   2006            12,710   1.12   to     1.48    17,350      1.10%    0.90%   to    1.80%    15.08% to   16.13%
   2005            14,300   0.97   to     1.28    17,067      0.93%    0.90%   to    1.80%   (0.77%) to    3.86%
   2004            23,241   0.93   to     1.23    27,258      1.32%    0.90%   to    1.80%     8.49% to    9.48%
   2003            18,931   0.85   to     1.13    20,410      1.14%    0.90%   to    1.80%     1.75% to   26.32%
Phoenix Mid-Cap Growth Series
   2007             9,969   0.89   to     1.64    15,270          -    0.90%   to    1.80%    19.60% to   20.70%
   2006            12,170   0.74   to     1.36    15,477          -    0.90%   to    1.80%     2.26% to    3.20%
   2005             6,358   0.72   to     1.32     7,747          -    0.90%   to    1.80%     2.31% to    3.24%
   2004             8,811   0.70   to     1.29    10,607          -    0.90%   to    1.80%     4.80% to    5.76%
   2003            10,964   0.66   to     1.22    12,681          -    0.90%   to    1.80%    26.52% to   27.68%
Phoenix Money Market Series
   2007            11,859   1.02   to     2.81    23,551      4.77%    0.90%   to    1.80%     1.00% to    3.93%
   2006            12,527   1.01   to     2.71    23,737      4.30%    0.90%   to    2.25%     0.02% to    3.48%
   2005            16,027   0.97   to     2.62    27,445      2.52%    0.90%   to    2.25%     0.01% to    1.66%
   2004            12,427   0.97   to     2.58    26,221      0.77%    0.90%   to    1.80%   (1.02%) to  (0.11%)
   2003            17,498   0.98   to     2.58    37,311      0.71%    0.90%   to    1.80%   (1.13%) to  (0.22%)
Phoenix Multi-Sector Fixed Income Series
   2007             9,991   1.00   to     6.49    35,300      5.14%    0.90%   to    1.80%   (0.79%) to    2.99%
   2006            10,923   1.06   to     6.32    38,960      5.01%    0.90%   to    1.80%     2.53% to    5.89%
   2005            12,812   1.01   to     5.97    46,692      4.71%    0.90%   to    1.80%   (0.04%) to    0.87%
   2004            15,399   1.27   to     5.93    58,192      6.09%    0.90%   to    1.80%     4.91% to    5.88%
   2003            15,681   1.21   to     5.61    61,686      6.64%    0.90%   to    1.80%     4.85% to   13.54%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                           At December 31,                             For the periods ended December 31,
                     ------------------------------------------  ----------------------------------------------------
                                    Unit               Net       Investment     Expense                 Total
                      Units        Value             Assets        Income      Ratio /2/             Return /3/
                     (000's)    (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     ------------------------------------------  ----------------------------------------------------

Phoenix Multi-Sector Short Term Bond Series
   2007               3,156     1.07    to    1.16     3,550       5.25%    0.90%   to    1.80%     1.28% to    3.05%
   2006               3,386     1.09    to    1.13     3,709       4.69%    0.90%   to    1.80%     3.82% to    4.77%
   2005               3,250     1.04    to    1.07     3,411       3.87%    0.90%   to    1.80%   (0.46%) to    0.45%
   2004               1,985     1.04    to    1.07     2,087       3.97%    0.90%   to    1.80%     3.02% to    5.87%
   2003/5/            1,939     1.02    to    1.02     1,981       4.98%    0.90%   to    1.80%     1.81% to    4.48%
Phoenix Strategic Allocation Series
   2007              21,183     1.28    to    7.84   133,918       2.51%    0.90%   to    1.80%   (0.73%) to    5.03%
   2006              27,110     1.22    to    7.47   164,152       2.54%    0.90%   to    1.80%    10.67% to   11.68%
   2005              33,852     1.10    to    6.70   183,939       2.29%    0.90%   to    1.80%   (0.04%) to    0.88%
   2004              41,573     1.10    to    6.65   223,476       2.56%    0.90%   to    1.80%     5.53% to    6.49%
   2003              48,978     1.03    to    6.25   252,871       2.63%    0.90%   to    1.80%     0.85% to   18.79%
Phoenix-Aberdeen International Series
   2007              20,227     1.05    to    4.05    64,615       1.52%    0.90%   to    1.80%     7.02% to   13.90%
   2006              22,830     1.47    to    3.56    65,471       2.17%    0.90%   to    1.80%     6.43% to   26.23%
   2005              21,108     1.17    to    2.82    51,693       3.63%    0.90%   to    1.80%    16.44% to   17.51%
   2004              29,492     0.99    to    2.40    62,541       2.81%    0.90%   to    1.80%    18.61% to   19.70%
   2003              30,404     0.83    to    2.01    54,069       1.92%    0.90%   to    1.80%    23.54% to   30.68%
Phoenix-Alger Small-Cap Growth Series
   2007               2,027     2.30    to    2.41     4,794           -    0.90%   to    1.80%    14.00% to   15.05%
   2006               2,623     2.02    to    2.10     5,411       0.01%    0.90%   to    1.80%     9.50% to   18.26%
   2005               2,228     1.72    to    1.77     3,898           -    1.00%   to    1.80%    13.57% to   14.49%
   2004               2,343     1.51    to    1.54     3,590           -    1.00%   to    1.80%  (10.23%) to    1.10%
   2003               2,422     1.51    to    1.53     3,679           -    1.00%   to    1.80%    22.75% to   61.19%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007               4,219     0.87    to    5.32    17,138       1.17%    0.90%   to    1.80%  (17.24%) to  (6.61%)
   2006               5,529     1.48    to    6.38    28,513       1.27%    0.90%   to    1.80%     9.94% to   35.84%
   2005               6,201     1.10    to    4.70    23,690       1.73%    0.90%   to    1.80%   (0.52%) to   14.06%
   2004               6,371     1.96    to    4.12    22,487       2.46%    0.90%   to    1.80%    32.27% to   33.48%
   2003               6,545     1.47    to    3.09    18,287       3.43%    0.90%   to    1.80%    35.78% to   37.02%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007                 345     1.12    to    1.19       653       1.91%    1.00%   to    1.80%   (5.11%) to    8.54%
   2006/12/             107     1.11    to    1.11       344       1.62%    1.80%   to    1.80%     6.72% to    6.72%
   2005                   -        -    to       -         -           -        -   to        -         - to        -
   2004                   -        -    to       -         -           -        -   to        -         - to        -
   2003                   -        -    to       -         -           -        -   to        -         - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007                 266     1.12    to    1.17       541       2.27%    1.10%   to    1.80%   (0.47%) to    7.32%
   2006/14/              20     1.04    to    1.09       242       1.64%    1.10%   to   1.375%     0.57% to   10.13%
   2005                   -        -    to       -         -           -        -   to        -         - to        -
   2004                   -        -    to       -         -           -        -   to        -         - to        -
   2003                   -        -    to       -         -           -        -   to        -         - to        -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                           For the periods ended December 31,
                    -----------------------------------------  ---------------------------------------------------
                                  Unit               Net       Investment    Expense                 Total
                     Units       Value             Assets        Income     Ratio /2/              Return /3/
                    (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    -----------------------------------------  ---------------------------------------------------

Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007                590    1.03    to    1.11      876         2.81%   1.20%   to    1.60%    0.80% to    6.98%
   2006/16/            208    1.03    to    1.04      426         4.08%   1.10%   to    1.60%    1.62% to    5.93%
   2005                  -       -    to       -        -             -       -   to        -        - to        -
   2004                  -       -    to       -        -             -       -   to        -        - to        -
   2003                  -       -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007                995    1.11    to    1.16    1,369         1.65%   1.10%   to    1.65%    6.00% to    7.67%
   2006/11/            993    1.04    to    1.08    1,282         2.95%   1.10%   to    1.65%    2.61% to   11.10%
   2005                  -       -    to       -        -             -       -   to        -        - to        -
   2004                  -       -    to       -        -             -       -   to        -        - to        -
   2003                  -       -    to       -        -             -       -   to        -        - to        -
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007              8,932    0.88    to    2.32   17,198         0.14%   0.90%   to    1.80%  (3.53%) to    1.08%
   2006             10,488    1.20    to    2.30   20,386         0.40%   0.90%   to    1.80%    8.53% to   13.88%
   2005             12,353    1.06    to    2.02   21,290         0.11%   0.90%   to    1.80%  (0.59%) to    6.76%
   2004             13,161    1.41    to    1.89   21,232         0.18%   0.90%   to    1.80%   18.24% to   19.32%
   2003             12,596    1.19    to    1.59   17,252         0.19%   0.90%   to    1.80%   38.44% to   39.71%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007              4,258    1.19    to    2.23    8,897             -   0.90%   to    1.80%  (3.87%) to    5.01%
   2006              5,152    1.23    to    2.31   11,213         0.20%   0.90%   to    1.80%    7.66% to   15.70%
   2005              6,028    1.57    to    2.00   11,483             -   0.90%   to    1.80%    5.53% to    6.50%
   2004              5,973    1.48    to    1.89   10,772             -   0.90%   to    1.80%   15.78% to   21.57%
   2003              6,183    1.22    to    1.56    9,327             -   0.90%   to    1.80%   41.28% to   42.57%
Phoenix-Van Kampen Comstock Series
   2007              7,128    1.06    to    1.80   11,099         1.54%   0.90%   to    1.80%  (3.98%) to    5.30%
   2006              8,585    1.10    to    1.86   13,965         1.63%   0.90%   to    1.80%    6.91% to   19.82%
   2005             10,385    0.92    to    1.56   14,270         1.12%   0.90%   to    1.80%    3.54% to    4.48%
   2004             13,718    0.89    to    1.50   18,379         0.90%   0.90%   to    1.80%   10.88% to   11.90%
   2003             13,253    0.79    to    1.34   16,194         0.94%   0.90%   to    1.80%   21.65% to   22.76%
Phoenix-Van Kampen Equity 500 Index Series
   2007             13,105    1.02    to    1.49   16,164         1.23%   0.90%   to    2.25%    1.35% to    3.92%
   2006             17,343    0.98    to    1.44   20,933         1.32%   0.90%   to    2.25%   11.65% to   13.19%
   2005             15,857    0.87    to    1.27   16,669         1.19%   0.90%   to    2.25%    1.36% to    2.76%
   2004             19,980    0.85    to    1.24   20,919         1.41%   0.90%   to    2.25%    6.68% to    8.85%
   2003             22,049    0.78    to    1.15   21,846         1.13%   0.90%   to    2.25%   23.39% to   25.09%
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007                927    1.15    to    1.22    1,087         7.96%   0.90%   to    1.80%    4.06% to   23.14%
   2006/15/             74    0.95    to    1.00       73        37.52%   0.90%   to    1.80%  (6.82%) to  (2.41%)
   2005                  -       -    to       -        -             -       -   to        -        - to        -
   2004                  -       -    to       -        -             -       -   to        -        - to        -
   2003                  -       -    to       -        -             -       -   to        -        - to        -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                           At December 31,                              For the periods ended December 31,
                     -------------------------------------------  -----------------------------------------------------
                                    Unit               Net        Investment    Expense                  Total
                      Units        Value             Assets         Income     Ratio /2/               Return /3/
                     (000's)    (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     -------------------------------------------  -----------------------------------------------------

PIMCO VIT Real Return Portfolio - Advisor Class
   2007                 466     1.09    to    1.11      513          4.57%   1.00%   to    1.60%   (1.21%) to     9.42%
   2006/21/             129     1.00    to    1.02      129          4.99%   1.00%   to    1.25%   (2.32%) to   (1.27%)
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -
PIMCO VIT Total Return Portfolio - Advisor Class
   2007                 645     1.08    to    1.11      704          4.76%   0.90%   to    1.80%     1.79% to     7.67%
   2006/17/             190     1.01    to    1.03      193          4.56%   1.00%   to    1.25%   (0.93%) to     3.73%
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007                 655     0.85    to    0.88      564          3.85%   1.10%   to    1.80%   (6.24%) to   (5.57%)
   2006                 967     0.91    to    0.93      884          2.54%   1.10%   to    1.80%     6.17% to     6.92%
   2005               1,996     0.86    to    0.87    1,712              -   1.10%   to    1.80%   (6.94%) to   (5.51%)
   2004               2,022     0.92    to    0.93    1,862              -   1.25%   to    1.80%  (12.27%) to  (11.78%)
   2003/6/            1,014     1.05    to    1.05    1,063              -   1.25%   to    1.80%   (7.66%) to     3.77%
Rydex Variable Trust Nova Fund
   2007                  26     1.62    to    1.67       42          1.34%   1.10%   to    1.80%   (0.70%) to     0.01%
   2006                  35     1.63    to    1.67       57          0.90%   1.10%   to    1.80%     6.15% to    17.97%
   2005                  55     1.39    to    1.42       76          0.33%   1.10%   to    1.80%     2.10% to     6.34%
   2004                  46     1.36    to    1.37       63          0.06%   1.65%   to    1.80%    10.61% to    12.56%
   2003/7/                3     1.21    to    1.21        3              -   1.80%   to    1.80%    10.71% to    10.71%
Rydex Variable Trust Sector Rotation Fund
   2007                 409     1.84    to    1.91      772              -   0.90%   to    1.80%     4.19% to    21.51%
   2006                 532     1.53    to    1.58      828              -   0.90%   to    1.80%     9.39% to    10.39%
   2005                 800     1.40    to    1.43    1,131              -   0.90%   to    1.80%     2.97% to    13.65%
   2004                 433     1.25    to    1.27      545              -   1.00%   to    1.80%     8.72% to    11.33%
   2003/4/              645     1.15    to    1.15      743              -   1.00%   to    1.80%     0.92% to    15.29%
Sentinel Variable Products Bond Fund
   2007/25/             242     1.02    to    1.02      247         30.81%   1.10%   to    1.80%     0.42% to     2.83%
   2006                   -        -    to       -        -              -       -   to        -         - to         -
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -
Sentinel Variable Products Common Stock Fund
   2007/25/             886     1.02    to    1.02      906          8.74%   1.00%   to    1.80%   (4.70%) to     1.01%
   2006                   -        -    to       -        -              -       -   to        -         - to         -
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                         For the periods ended December 31,
                ---------------------------------------  ---------------------------------------------------
                             Unit               Net      Investment     Expense                Total
                 Units      Value             Assets       Income      Ratio /2/            Return /3/
                (000's)  (Lowest to Highest)  (000's)    Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ---------------------------------------  ---------------------------------------------------

Sentinel Variable Products Mid Cap Growth Fund
   2007/27/        193   1.08    to    1.08      208            -    1.25%  to    1.50%  (1.49%)  to   0.99%
   2006              -      -    to       -        -            -        -  to        -        -  to       -
   2005              -      -    to       -        -            -        -  to        -        -  to       -
   2004              -      -    to       -        -            -        -  to        -        -  to       -
   2003              -      -    to       -        -            -        -  to        -        -  to       -
Sentinel Variable Products Small Company Fund
   2007/26/        210   1.00    to    1.01      211        3.55%    1.00%  to    1.80%  (7.19%)  to   1.39%
   2006              -      -    to       -        -            -        -  to        -        -  to       -
   2005              -      -    to       -        -            -        -  to        -        -  to       -
   2004              -      -    to       -        -            -        -  to        -        -  to       -
   2003              -      -    to       -        -            -        -  to        -        -  to       -
Templeton Developing Markets Securities Fund - Class 1
   2007            655   1.90    to    1.90    1,248        2.32%   1.375%  to   1.375%  (7.66%)  to  27.30%
   2006            687   1.50    to    1.50    1,027        1.21%   1.375%  to   1.375%   26.67%  to  26.67%
   2005            836   1.18    to    1.18      987        1.45%   1.375%  to   1.375%   26.01%  to  26.01%
   2004            969   0.94    to    0.94      907        1.93%   1.375%  to   1.375%   23.12%  to  23.12%
   2003            958   0.76    to    0.76      729        1.28%   1.375%  to   1.375%   51.63%  to  51.63%
Templeton Developing Markets Securities Fund - Class 2
   2007          1,874   1.35    to    4.00    3,588        2.02%    0.90%  to    1.80%    5.24%  to  27.62%
   2006          1,352   1.06    to    3.15    2,034        1.14%    0.90%  to    1.80%    8.00%  to  26.94%
   2005          1,627   1.11    to    2.49    1,955        1.29%    0.90%  to   1.375%   25.68%  to  26.28%
   2004          1,954   0.88    to    1.98    1,841        1.84%    0.90%  to   1.375%   23.00%  to  23.59%
   2003          2,300   0.71    to    1.61    1,744        1.22%    0.90%  to   1.375%   50.89%  to  51.62%
Templeton Foreign Securities Fund - Class 1
   2007          6,351   3.98    to    3.98   25,253        2.18%   1.375%  to   1.375%   14.19%  to  14.19%
   2006          7,523   3.48    to    3.48   26,194        1.40%   1.375%  to   1.375%   20.03%  to  20.03%
   2005          8,549   2.90    to    2.90   24,800        1.31%   1.375%  to   1.375%    8.96%  to   8.96%
   2004          9,841   2.66    to    2.66   26,200        1.15%   1.375%  to   1.375%   17.24%  to  17.24%
   2003         11,447   2.27    to    2.27   25,994        1.95%   1.375%  to   1.375%   30.73%  to  30.73%
Templeton Foreign Securities Fund - Class 2
   2007          3,907   1.51    to    2.06    7,665        2.00%    0.90%  to    1.80%    7.68%  to  14.41%
   2006          4,538   1.36    to    1.81    7,788        1.25%    0.90%  to    1.80%   19.27%  to  20.36%
   2005          5,477   1.14    to    1.51    7,805        1.18%    0.90%  to    1.80%    8.19%  to   9.18%
   2004          5,619   1.05    to    1.39    7,374        1.09%    0.90%  to    1.80%   16.40%  to  17.46%
   2003          6,569   0.89    to    1.18    7,460        1.75%    0.90%  to    1.80%   29.84%  to  31.02%
Templeton Global Asset Allocation Fund - Class 1
   2007          7,383   5.54    to    5.54   40,892       17.54%   1.375%  to   1.375%    8.80%  to   8.80%
   2006          8,239   5.09    to    5.09   41,943        7.29%   1.375%  to   1.375%   19.73%  to  19.73%
   2005          9,444   4.25    to    4.25   40,153        3.93%   1.375%  to   1.375%    2.43%  to   2.43%
   2004         10,430   4.15    to    4.15   43,296        2.98%   1.375%  to   1.375%   14.34%  to  14.34%
   2003         12,143   3.63    to    3.63   44,085        2.80%   1.375%  to   1.375%   30.49%  to  30.49%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                       At December 31,                        For the periods ended December 31,
                 -------------------------------------  ---------------------------------------------------
                             Unit               Net     Investment     Expense                Total
                  Units     Value             Assets      Income      Ratio /2/             Return /3/
                 (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                 -------------------------------------  ---------------------------------------------------

Templeton Global Asset Allocation Fund - Class 2
   2007             859  1.73    to    2.24    1,880      17.15%    0.90%  to   1.375%    8.49% to    9.02%
   2006             974  1.59    to    2.06    1,964       6.60%    0.90%  to   1.375%   19.45% to   20.03%
   2005           1,388  1.32    to    1.72    2,354       3.69%    0.90%  to   1.375%    2.13% to    2.63%
   2004           1,703  1.29    to    1.69    2,819       2.85%    0.90%  to   1.375%   14.13% to   14.68%
   2003           2,259  1.12    to    1.48    3,282       2.60%    0.90%  to   1.375%   30.14% to   30.77%
Templeton Global Income Securities Fund - Class 1
   2007           1,535  3.36    to    3.36    5,163       2.79%   1.375%  to   1.375%    9.74% to    9.74%
   2006           1,505  3.06    to    3.06    4,613       3.10%   1.375%  to   1.375%   11.59% to   11.59%
   2005           1,794  2.75    to    2.75    4,926       6.27%   1.375%  to   1.375%  (4.24%) to  (4.24%)
   2004           1,816  2.87    to    2.87    5,209      11.48%   1.375%  to   1.375%   13.51% to   13.51%
   2003           2,066  2.53    to    2.53    5,221       7.82%   1.375%  to   1.375%   21.03% to   21.03%
Templeton Growth Securities Fund - Class 1
   2007          14,582  5.72    to    5.72   83,367       1.49%   1.375%  to   1.375%    1.14% to    1.14%
   2006          16,670  5.65    to    5.65   94,231       1.48%   1.375%  to   1.375%   20.53% to   20.53%
   2005          18,989  4.69    to    4.69   89,055       1.23%   1.375%  to   1.375%    7.56% to    7.56%
   2004          21,936  4.36    to    4.36   95,644       1.27%   1.375%  to   1.375%   14.65% to   14.65%
   2003          24,992  3.80    to    3.80   95,043       1.68%   1.375%  to   1.375%   30.80% to   30.80%
Templeton Growth Securities Fund - Class 2
   2007           8,046  0.95    to    2.24   15,021       1.33%    0.90%  to    1.80%  (1.76%) to    2.73%
   2006           6,639  1.30    to    2.22   13,247       1.26%    0.90%  to    1.80%    4.03% to   20.72%
   2005           6,452  1.27    to    1.84   11,040       1.13%    0.90%  to    1.80%    6.91% to    7.89%
   2004           6,773  1.18    to    1.70   10,850       1.20%    0.90%  to    1.80%   10.17% to   14.98%
   2003           6,621  1.03    to    1.48    9,362       1.54%    0.90%  to    1.80%   20.24% to   30.95%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007             175  1.05    to    1.09      185       1.71%    1.00%  to    1.80%  (4.25%) to    2.06%
   2006/22/          92  1.03    to    1.03       95           -    1.25%  to    1.25%    2.99% to    2.99%
   2005               -     -    to       -        -           -        -  to        -        - to        -
   2004               -     -    to       -        -           -        -  to        -        - to        -
   2003               -     -    to       -        -           -        -  to        -        - to        -
Wanger International Select
   2007           3,144  1.88    to    3.41   10,104       0.72%    0.90%  to    1.80%    6.54% to   20.68%
   2006           3,234  1.62    to    2.84    8,628       0.26%    0.90%  to    1.80%   33.56% to   34.78%
   2005           2,933  1.20    to    2.12    5,880       1.98%    0.90%  to    1.80%    9.93% to   15.38%
   2004           2,798  1.04    to    1.84    4,901       0.31%    0.90%  to    1.80%   22.10% to   23.22%
   2003           2,641  0.85    to    1.50    3,837       0.30%    0.90%  to    1.80%   38.70% to   39.97%
Wanger International Small Cap
   2007          10,490  1.03    to    7.24   66,850       0.88%    0.90%  to    1.80%  (2.97%) to   15.26%
   2006          12,024  1.58    to    6.31   67,851       0.57%    0.90%  to    1.80%   34.70% to   35.93%
   2005          14,620  1.17    to    4.66   61,175       1.09%    0.90%  to    1.80%    0.65% to   20.44%
   2004          17,402  1.24    to    3.88   62,137       0.73%    0.90%  to    1.80%   27.93% to   29.10%
   2003          20,735  0.96    to    3.02   58,545       0.33%    0.90%  to    1.80%    1.89% to   47.53%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                At December 31,                      For the periods ended December 31,
          -------------------------------------  ---------------------------------------------------
                      Unit               Net     Investment    Expense                 Total
           Units     Value             Assets      Income     Ratio /2/             Return /3/
          (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
          -------------------------------------  ---------------------------------------------------

Wanger Select
   2007    3,003  1.43    to    3.08     8,578         -    0.90%   to    1.80%  (1.66%)  to   9.01%
   2006    2,979  1.34    to    2.86     7,845     0.40%    0.90%   to    1.80%    9.87%  to  18.63%
   2005    3,368  1.50    to    2.42     7,538         -    0.90%   to    1.80%    8.51%  to   9.50%
   2004    3,449  1.39    to    2.22     7,128         -    0.90%   to    1.80%   14.29%  to  18.23%
   2003    3,532  1.16    to    1.89     6,222         -    0.90%   to    1.80%    8.09%  to  40.86%
Wanger U.S. Smaller Companies
   2007   14,542  1.20    to    4.83    57,373         -    0.90%   to    1.80%  (2.48%)  to   7.38%
   2006   18,547  1.55    to    4.63    70,386     0.25%    0.90%   to    1.80%    5.94%  to   6.91%
   2005   24,888  1.46    to    4.34    88,820         -    0.90%   to    1.80%    9.26%  to  10.26%
   2004   30,949  1.34    to    3.94   103,301         -    0.90%   to    1.80%    9.63%  to  17.27%
   2003   38,326  1.16    to    3.36   112,548         -    0.90%   to    1.80%   40.65%  to  41.93%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2 /The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

              /4/ From inception        /16/ From inception
               June 2, 2003 to          July 6, 2006 to
               December 31, 2003.       December 31, 2006.
              /5/ From inception
               June 3, 2003 to
               December 31, 2003.       /17/ From inception July
                                        12, 2006 to December 31,
                                        2006.
              /6/ From inception
               July 1, 2003 to
               December 31, 2003.       /18/ From inception July
                                        20, 2006 to December 31,
                                        2006.
              /7/ From inception
               October 23, 2003 to
               December 31, 2003.       /19/ From inception
                                        August 2, 2006 to
                                        December 31, 2006.
              /8/ From inception
               December 3, 2004 to
               December 31, 2004.       /20/ From inception
                                        September 22, 2006 to
                                        December 31, 2006.
              /9/ From inception
               April 20, 2005 to
               December 31, 2005.       /21/ From inception
                                        October 5, 2006 to
                                        December 31, 2006.
              /10/ From inception
               April 29, 2005 to
               December 31, 2005.       /22/ From inception
                                        November 3, 2006 to
                                        December 31, 2006.
              /11/ From inception
               February 16, 2006 to
               December 31, 2006.       /23/ From inception
                                        November 14, 2006 to
                                        December 31, 2006.
              /12/ From inception
               April 24, 2006 to
               December 31, 2006.       /24/ From inception
                                        January 29, 2007 to
                                        December 31, 2007.
              /13/ From inception
               April 28, 2006 to
               December 31, 2006.       /25/ From inception
                                        September 11, 2007 to
                                        December 31, 2007.
              /14/ From inception
               May 18, 2006 to
               December 31, 2006.       /26/ From inception
                                        September 24, 2007 to
                                        December 31, 2007.
              /15/ From inception
               May 30, 2006 to
               December 31, 2006.       /27/ From inception
                                        September 27, 2007 to
                                        December 31, 2007.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $1,101,790 and $1,192,162, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $13,147,966 and $12,997,477, respectively. This expense is taken out as a reduction of unit values.

Note 7--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Liquidations and Mergers
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 10--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 12--Other
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 12--Other (Continued)
Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 21, 2008

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

[LOGO]
PHOENIX



Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
                                   PRSRT STD
                                 U.S. Postage
                                     PAID
                                    Andrew
                                  Associates
--------------------------------------------------------------------------------
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

 OL4261 (C) 2008 The Phoenix
 Companies, Inc.                                                         2-08

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------

Report of Independent Registered Public Accounting Firm.............    F-3

Consolidated Balance Sheet as of December 31, 2007 and 2006.........    F-4

Consolidated Statement of Income and Comprehensive Income for the
  years ended December 31, 2007, 2006 and 2005......................    F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2007, 2006 and 2005..................................    F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2007, 2006 and 2005......................    F-7

Notes to Financial Statements....................................... F-8 - F-43

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income, statement of cash flows and statement of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 25, 2008

                        PHOENIX LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET
                      ($ in millions, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                             2007       2006
                                                          ---------  ---------
ASSETS:
Available-for-sale debt securities, at fair value........ $11,924.7  $12,549.9
Available-for-sale equity securities, at fair value......     191.8      174.5
Mortgage loans, at unpaid principal balances.............      15.6       71.9
Venture capital partnerships, at equity in net assets....     173.3      116.8
Policy loans, at unpaid principal balances...............   2,380.5    2,322.0
Other invested assets....................................     417.1      306.9
                                                          ---------  ---------
                                                           15,103.0   15,542.0
Available-for-sale debt and equity securities pledged as
  collateral, at fair value..............................     219.1      267.8
                                                          ---------  ---------
Total investments........................................  15,322.1   15,809.8
Cash and cash equivalents................................     366.8      289.0
Accrued investment income................................     204.2      208.3
Premiums, accounts and notes receivable..................     178.2      234.3
Deferred policy acquisition costs........................   2,072.2    1,743.6
Goodwill.................................................       5.2        5.2
Other assets.............................................     165.9      147.0
Separate account assets..................................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL ASSETS............................................. $29,134.9  $27,895.8
                                                          =========  =========
LIABILITIES:
Policy liabilities and accruals.......................... $13,791.2  $13,515.7
Policyholder deposit funds...............................   1,808.9    2,228.4
Indebtedness.............................................     174.0      174.0
Deferred income taxes....................................      82.7       69.6
Other liabilities........................................     349.8      310.4
Non-recourse collateralized obligations..................     317.9      344.0
Separate account liabilities.............................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL LIABILITIES........................................  27,344.8   26,100.7
                                                          ---------  ---------
COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES..........      10.4        7.7
                                                          ---------  ---------
STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares
  authorized and outstanding)............................      10.0       10.0
Additional paid-in capital...............................   1,716.0    1,714.9
Retained earnings........................................     126.7       78.3
Accumulated other comprehensive loss.....................     (73.0)     (15.8)
                                                          ---------  ---------
TOTAL STOCKHOLDER'S EQUITY...............................   1,779.7    1,787.4
                                                          ---------  ---------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S
  EQUITY................................................. $29,134.9  $27,895.8
                                                          =========  =========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                          2007      2006      2005
                                                        --------  --------  --------
REVENUES:
Premiums............................................... $  798.3  $  839.7  $  928.7
Insurance and investment product fees..................    505.8     406.4     319.7
Investment income, net of expenses.....................  1,034.8   1,028.1   1,090.2
Net realized investment gains (losses).................     (8.2)     73.8     (53.2)
                                                        --------  --------  --------
TOTAL REVENUES                                           2,330.7   2,348.0   2,285.4
                                                        --------  --------  --------
BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends......  1,303.7   1,331.5   1,376.7
Policyholder dividends.................................    380.0     399.1     364.4
Policy acquisition cost amortization...................    198.6     148.5      99.6
Interest expense on indebtedness.......................     12.4      14.5      14.7
Interest expense on non-recourse collateralized
  obligations..........................................     15.4      18.7      29.4
Other operating expenses...............................    229.5     209.9     241.4
                                                        --------  --------  --------
TOTAL BENEFITS AND EXPENSES............................  2,139.6   2,122.2   2,126.2
                                                        --------  --------  --------
Income from continuing operations before income taxes
  and minority interest................................    191.1     225.8     159.2
Applicable income tax expense..........................    (42.1)    (73.2)    (39.3)
                                                        --------  --------  --------
Income from continuing operations before minority
  interest.............................................    149.0     152.6     119.9
Minority interest in net income of consolidated
  subsidiaries.........................................     (0.9)     (0.3)     (0.1)
                                                        --------  --------  --------
Income from continuing operations......................    148.1     152.3     119.8
Income (loss) from discontinued operations.............     (3.5)      1.1       1.1
                                                        --------  --------  --------
NET INCOME............................................. $  144.6  $  153.4  $  120.9
                                                        ========  ========  ========
COMPREHENSIVE INCOME:
NET INCOME............................................. $  144.6  $  153.4  $  120.9
OTHER COMPREHENSIVE LOSS...............................    (57.2)    (17.3)    (47.0)
                                                        --------  --------  --------
COMPREHENSIVE INCOME................................... $   87.4  $  136.1  $   73.9
                                                        ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                2007       2006       2005
                                                             ---------  ---------  ---------
OPERATING ACTIVITIES:
Income from continuing operations........................... $   148.1  $   152.3  $   119.8
Proceeds from sale of trading equity securities.............        --         --      129.7
Net realized investment (gains) losses......................       8.2      (73.8)      53.2
Amortization and depreciation...............................      12.3        8.7        6.9
Investment gains............................................     (73.6)     (45.1)    (129.9)
Deferred income taxes.......................................      32.9       42.1       38.2
(Increase) decrease in receivables..........................      18.6      (15.4)     (18.6)
Increase in deferred policy acquisition costs...............    (265.2)    (180.6)     (88.1)
Increase in policy liabilities and accruals.................     393.0      339.8      327.6
Other assets and other liabilities net change...............       9.5      (21.3)      23.9
                                                             ---------  ---------  ---------
Cash from continuing operations.............................     283.8      206.7      462.7
Discontinued operations, net................................     (10.8)      21.8        5.4
                                                             ---------  ---------  ---------
CASH FROM OPERATING ACTIVITIES..............................     273.0      228.5      468.1
                                                             ---------  ---------  ---------
INVESTING ACTIVITIES:
Investment purchases........................................  (4,278.0)  (4,713.2)  (4,852.4)
Investment sales, repayments and maturities.................   4,574.8    5,561.3    4,801.7
Debt and equity securities pledged as collateral sales......      33.3       26.5      956.0
Subsidiary sales............................................        --         --       10.7
Premises and equipment additions............................     (19.6)     (18.2)     (25.1)
Premises and equipment dispositions.........................        --         --       17.3
Discontinued operations, subsidiary purchase................      (5.0)        --         --
Sale of discontinued operations.............................      14.9         --         --
Discontinued operations, net................................      19.6      (32.8)       1.2
                                                             ---------  ---------  ---------
CASH FROM INVESTING ACTIVITIES..............................     340.0      823.6      909.4
                                                             ---------  ---------  ---------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits..........................     745.9      638.6      609.6
Policyholder deposit fund withdrawals.......................  (1,167.4)  (1,470.9)  (1,041.3)
Indebtedness repayments.....................................        --      (30.2)        --
Collateralized obligations repayments.......................     (23.3)     (39.5)  (1,009.1)
Common stock dividends paid.................................     (92.2)     (87.5)     (35.1)
Contributions from minority interests.......................       1.8        0.8         --
                                                             ---------  ---------  ---------
CASH FOR FINANCING ACTIVITIES...............................    (535.2)    (988.7)  (1,475.9)
                                                             ---------  ---------  ---------
CHANGE IN CASH AND CASH EQUIVALENTS.........................      77.8       63.4      (98.4)
Cash and cash equivalents, beginning of year................     289.0      225.6      324.0
                                                             ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR...................... $   366.8  $   289.0  $   225.6
                                                             =========  =========  =========

Included in cash and cash equivalents above is cash pledged as collateral of $12.0 million, $3.1 million and $15.2 million at December 31, 2007, 2006 and 2005, respectively.

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                    2007      2006      2005
                                                  --------  --------  --------
ADDITIONAL PAID-IN CAPITAL:
Tax benefit on employee stock option awards...... $    1.1  $     --  $     --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Adjustment for initial application of FIN 48
  (Note 2).......................................     (4.0)       --        --
Net income.......................................    144.6     153.4     120.9
Common stock dividends declared..................    (92.2)    (87.5)    (35.1)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.........................    (57.2)    (17.3)    (47.0)
                                                  --------  --------  --------
CHANGE IN STOCKHOLDER'S EQUITY...................     (7.7)     48.6      38.8
Stockholder's equity, beginning of year..........  1,787.4   1,738.8   1,700.0
                                                  --------  --------  --------
STOCKHOLDER'S EQUITY, END OF YEAR................ $1,779.7  $1,787.4  $1,738.8
                                                  ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See Note 14 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

3. BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale of our equity holdings in Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company, for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million in our 2005 consolidated statement of operations.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. In the first quarter of 2007, 2006 and 2005, we realized after-tax gains of $8.9 million, $6.5 million and $9.3 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.

4. DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                    2007      2006    INCEPTION
($ in millions)                                   --------- --------- ---------
Debt securities.................................. $ 6,919.4 $ 7,000.5 $4,773.1
Equity securities................................     134.0     120.5       --
Mortgage loans...................................      12.7      66.5    399.0
Venture capital partnerships.....................     157.3      97.9       --
Policy loans.....................................   1,357.1   1,346.6  1,380.0
Other investments................................     123.7      85.5       --
                                                  --------- --------- --------
Total closed block investments...................   8,704.2   8,717.5  6,552.1
Cash and cash equivalents........................      67.8      66.3       --
Accrued investment income........................     112.1     112.8    106.8
Receivables......................................      44.7      46.7     35.2
Deferred income taxes............................     329.3     329.8    389.4
Other closed block assets........................      10.0      19.9      6.2
                                                  --------- --------- --------
TOTAL CLOSED BLOCK ASSETS........................   9,268.1   9,293.0  7,089.7
                                                  --------- --------- --------
Policy liabilities and accruals..................   9,811.2   9,798.8  8,301.7
Policyholder dividends payable...................     332.8     331.7    325.1
Policyholder dividend obligation.................     246.0     326.9       --
Other closed block liabilities...................      49.3      47.9     12.3
                                                  --------- --------- --------
TOTAL CLOSED BLOCK LIABILITIES...................  10,439.3  10,505.3  8,639.1
                                                  --------- --------- --------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED
  BLOCK ASSETS................................... $ 1,171.2 $ 1,212.3 $1,549.4
                                                  ========= ========= ========

CLOSED BLOCK REVENUES AND EXPENSES AND
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:

                                                             YEAR ENDED
                                         CUMULATIVE         DECEMBER 31,
                                            FROM    ----------------------------
                                         INCEPTION    2007      2006      2005
($ in millions)                          ---------- --------  --------  --------
Premiums................................ $ 7,584.5  $  745.6  $  786.5  $  881.6
Net investment income...................   4,440.0     571.6     540.7     556.5
Net realized investment losses..........     (73.4)     (0.6)     40.2     (21.9)
                                         ---------  --------  --------  --------
TOTAL REVENUES..........................  11,951.1   1,316.6   1,367.4   1,416.2
                                         ---------  --------  --------  --------
Policy benefits, excluding dividends....   8,115.5     869.2     898.6     980.1
Other operating expenses................      78.9       6.1       6.3       8.6
                                         ---------  --------  --------  --------
Total benefits and expenses, excluding
  policyholder dividends................   8,194.4     875.3     904.9     988.7
                                         ---------  --------  --------  --------
Closed block contribution to income
  before dividends and income taxes.....   3,756.7     441.3     462.5     427.5
Policyholder dividends..................  (3,141.7)   (379.3)   (398.5)   (363.7)
                                         ---------  --------  --------  --------
Closed block contribution to income
  before income taxes...................     615.0      62.0      64.0      63.8
Applicable income tax expense...........    (214.3)    (20.9)    (22.0)    (22.2)
                                         ---------  --------  --------  --------
CLOSED BLOCK CONTRIBUTION TO INCOME..... $   400.7  $   41.1  $   42.0  $   41.6
                                         =========  ========  ========  ========

Policyholder dividends provided through
  earnings.............................. $ 3,186.9  $  379.3  $  398.5  $  363.7
Policyholder dividends provided through
  other comprehensive income............      46.4    (121.5)    (73.7)   (194.9)
                                         ---------  --------  --------  --------
ADDITIONS TO POLICYHOLDER DIVIDEND
  LIABILITIES...........................   3,233.3     257.8     324.8     168.8
POLICYHOLDER DIVIDENDS PAID.............  (2,979.6)   (337.6)   (339.2)   (397.2)
                                         ---------  --------  --------  --------
Change in policyholder dividend
  liabilities...........................     253.7     (79.8)    (14.4)   (228.4)
Policyholder dividend liabilities,
  beginning of period...................     325.1     658.6     673.0     901.4
                                         ---------  --------  --------  --------
Policyholder dividend liabilities, end
  of period.............................     578.8     578.8     658.6     673.0
Policyholder dividends payable, end of
  period................................    (332.8)   (332.8)   (331.7)   (338.9)
                                         ---------  --------  --------  --------
POLICYHOLDER DIVIDEND OBLIGATION, END
  OF PERIOD............................. $   246.0  $  246.0  $  326.9  $  334.1
                                         =========  ========  ========  ========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede 80% to 90% of the mortality risk on most new issues of term insurance.

   . In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2.0 million or greater.

   . On January 1, 1996, we entered into a reinsurance arrangement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.

   . We cede 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.

   . We entered into two separate reinsurance agreements in 1998 and 1999 to cede 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.

   . Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

DIRECT BUSINESS AND REINSURANCE:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Direct premiums.................................... $    886.6  $    917.5  $    994.7
Premiums assumed from reinsureds...................       13.6        13.7        14.0
Premiums ceded to reinsurers.......................     (101.9)      (91.5)      (80.0)
                                                    ----------  ----------  ----------
PREMIUMS........................................... $    798.3  $    839.7  $    928.7
                                                    ==========  ==========  ==========
Percentage of amount assumed to net premiums.......        1.7%        1.6%        1.5%
                                                    ==========  ==========  ==========

Direct policy benefits incurred.................... $    560.7  $    486.4  $    440.1
Policy benefits assumed from reinsureds............       17.9        14.8         8.2
Policy benefits ceded to reinsurers................      (91.9)      (64.8)      (56.4)
                                                    ----------  ----------  ----------
POLICY BENEFITS.................................... $    486.7  $    436.4  $    391.9
                                                    ==========  ==========  ==========

Direct life insurance in force..................... $155,862.7  $143,120.6  $133,990.2
Life insurance in force assumed from reinsureds....    1,937.0     1,838.7     1,810.5
Life insurance in force ceded to reinsurers........  (96,150.1)  (90,812.5)  (83,144.7)
                                                    ----------  ----------  ----------
LIFE INSURANCE IN FORCE............................ $ 61,649.6  $ 54,146.8  $ 52,656.0
                                                    ==========  ==========  ==========
Percentage of amount assumed to net insurance in
  force............................................        3.1%        3.4%        3.4%
                                                    ==========  ==========  ==========

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $817.0 million, $895.1 million and $984.8 million, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005.

Irrevocable letters of credit aggregating $56.4 million at December 31, 2007 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Policy acquisition costs deferred.................. $    463.8  $    329.2  $    187.7
Costs amortized to expenses:
   Recurring costs.................................     (198.4)     (151.9)     (114.3)
   Credit related to realized investment gains
     (losses)......................................       (0.2)        3.4        14.7
   Offsets to net unrealized investment gains or
     losses included in other comprehensive income.       63.4        16.2        70.5
                                                    ----------  ----------  ----------
Change in deferred policy acquisition costs........      328.6       196.9       158.6
Deferred policy acquisition costs, beginning of
  year.............................................    1,743.6     1,546.7     1,388.1
                                                    ----------  ----------  ----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..... $  2,072.2  $  1,743.6  $  1,546.7
                                                    ==========  ==========  ==========

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income, as well as increased unearned revenue liabilities by $3.5 million, increased benefit reserves by $7.2 million, increased reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

7. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 23.0% and 26.8% of the face value of total individual life insurance in force at December 31, 2007 and 2006, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2007 and 2006, less administrative charges.

8. GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND OTHER INTANGIBLE ASSETS:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                          ---------------------
                                                             2007       2006
                                                          ---------- ----------
                                                          GROSS NET  GROSS NET
($ in millions)                                           ----- ---- ----- ----
Goodwill................................................. $6.8  $5.2 $6.8  $5.2
                                                          ====  ==== ====  ====

9. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                              FAIR VALUE    COST    FAIR VALUE    COST
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $   611.1  $   597.7  $   688.5  $   674.1
State and political subdivision..............     234.3      224.7      262.6      253.0
Foreign government...........................     197.2      172.0      269.6      237.9
Corporate....................................   7,023.0    7,047.3    7,179.0    7,111.7
Mortgage-backed..............................   2,826.9    2,876.3    3,072.4    3,067.1
Other asset-backed...........................   1,032.2    1,107.2    1,077.8    1,060.3
                                              ---------  ---------  ---------  ---------
AVAILABLE-FOR-SALE DEBT SECURITIES........... $11,924.7  $12,025.2  $12,549.9  $12,404.1
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $ 6,919.4  $ 6,898.1  $ 7,000.5  $ 6,858.2
                                              =========  =========  =========  =========

AVAILABLE-FOR-SALE EQUITY SECURITIES......... $   191.8  $   159.5  $   174.5  $   143.4
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $   134.0  $   109.2  $   120.5  $    95.2
                                              =========  =========  =========  =========

UNREALIZED GAINS AND LOSSES FROM GENERAL ACCOUNT SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                                GAINS      LOSSES     GAINS      LOSSES
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $    21.6  $    (8.2) $    21.0  $    (6.6)
State and political subdivision..............      10.9       (1.3)      12.1       (2.5)
Foreign government...........................      25.3       (0.1)      32.5       (0.8)
Corporate....................................     161.5     (185.8)     168.6     (101.3)
Mortgage-backed..............................      39.8      (89.2)      45.9      (40.6)
Other asset-backed...........................       9.7      (84.7)      22.7       (5.2)
                                              ---------  ---------  ---------  ---------
DEBT SECURITIES GAINS (LOSSES)............... $   268.8  $  (369.3) $   302.8  $  (157.0)
                                              =========  =========  =========  =========
DEBT SECURITIES NET GAINS (LOSSES)...........            $  (100.5) $   145.8
                                                         =========  =========

EQUITY SECURITIES GAINS (LOSSES)............. $    37.0  $    (4.7) $    34.2  $    (3.1)
                                              =========  =========  =========  =========
EQUITY SECURITIES NET GAINS.................. $    32.3             $    31.1
                                              =========             =========

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2007
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $   12.6  $  (0.7)  $  133.9    $  (7.5)   $  146.5  $  (8.2)
State and political subdivision.......      1.2       --       47.4       (1.3)       48.6     (1.3)
Foreign government....................      0.2       --        8.9       (0.1)        9.1     (0.1)
Corporate.............................  1,064.0    (68.2)   2,240.6     (117.6)    3,304.6   (185.8)
Mortgage-backed.......................    447.7    (35.0)   1,199.9      (54.2)    1,647.6    (89.2)
Other asset-backed....................    539.3    (58.5)     249.8      (26.2)      789.1    (84.7)
                                       --------  -------    --------   -------    --------  -------
DEBT SECURITIES....................... $2,065.0  $(162.4)  $3,880.5    $(206.9)   $5,945.5  $(369.3)
EQUITY SECURITIES.....................     49.6     (4.7)        --         --        49.6     (4.7)
                                       --------  -------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $2,114.6  $(167.1)  $3,880.5    $(206.9)   $5,995.1  $(374.0)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $1,082.7  $ (85.4)  $1,880.4    $ (93.0)   $2,963.1  $(178.4)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $1,031.9  $ (81.7)  $2,000.1    $(113.9)   $3,032.0  $(195.6)
                                       ========  =======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   93.1  $  (4.5)  $  172.1    $ (21.6)   $  265.2  $ (26.1)
                                       ========  =======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........           $ (25.4)              $ (39.1)             $ (64.5)
                                                 =======               =======              =======
NUMBER OF SECURITIES..................             1,079                 1,447                2,526
                                                 =======               =======              =======

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2006
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $  106.3   $ (2.1)  $  160.5    $  (4.5)   $  266.8  $  (6.6)
State and political subdivision.......      2.5       --       61.2       (2.5)       63.7     (2.5)
Foreign government....................      8.7     (0.1)      36.2       (0.7)       44.9     (0.8)
Corporate.............................    958.9    (14.5)   2,634.2      (86.8)    3,593.1   (101.3)
Mortgage-backed.......................    482.8     (4.7)   1,496.9      (35.9)    1,979.7    (40.6)
Other asset-backed....................    157.6     (1.3)     265.1       (3.9)      422.7     (5.2)
                                       --------   ------    --------   -------    --------  -------
DEBT SECURITIES....................... $1,716.8   $(22.7)  $4,654.1    $(134.3)   $6,370.9  $(157.0)
EQUITY SECURITIES.....................     32.7     (2.7)       1.2       (0.4)       33.9     (3.1)
                                       --------   ------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $1,749.5   $(25.4)  $4,655.3    $(134.7)   $6,404.8  $(160.1)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $  888.7   $(14.8)  $2,050.6    $ (64.2)   $2,939.3  $ (79.0)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $  860.8   $(10.6)  $2,604.7    $ (70.5)   $3,465.5  $ (81.1)
                                       ========   ======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   65.9   $ (1.4)  $  194.9    $  (9.9)   $  260.8  $ (11.3)
                                       ========   ======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........            $ (3.4)              $ (21.5)             $ (24.9)
                                                  ======               =======              =======
NUMBER OF SECURITIES..................               970                 1,882                2,852
                                                  ======               =======              =======

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS

                                                       AS OF DECEMBER 31,
                                                  -----------------------------
                                                       2007           2006
                                                  -------------- --------------
                                                  CARRYING FAIR  CARRYING FAIR
                                                   VALUE   VALUE  VALUE   VALUE
($ in millions)                                   -------- ----- -------- -----
PROPERTY TYPE
Apartment buildings..............................  $  --   $  --  $13.7   $14.2
Retail stores....................................   13.9    11.2   51.5    52.1
Industrial buildings.............................    3.0     3.0    8.4     8.3
Other............................................    0.1     0.1    0.1     0.1
                                                   -----   -----  -----   -----
Subtotal.........................................   17.0    14.3   73.7    74.7
   Less: Valuation allowances....................   (1.4)     --   (1.8)     --
                                                   -----   -----  -----   -----
MORTGAGE LOANS...................................  $15.6   $14.3  $71.9   $74.7
                                                   =====   =====  =====   =====
Amounts applicable to the closed block...........  $12.7   $11.4  $66.5   $68.5
                                                   =====   =====  =====   =====

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2007 and 2006 were $0.0 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $2.9 million and $5.3 million as of December 31, 2007 and 2006, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Valuation allowance, beginning of year..................... $  1.8  $ 10.7  $   9.9
Additions charged to income................................     --      --      0.8
Deductions for write-offs and disposals....................   (0.4)   (8.9)      --
                                                            ------  ------  -------
VALUATION ALLOWANCE, END OF YEAR........................... $  1.4  $  1.8  $  10.7
                                                            ======  ======  =======

During the three years ended December 31, 2007, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2007.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a
$6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Contributions.............................................. $ 59.5  $ 41.8  $  66.0
Equity in earnings of partnerships.........................   27.0     3.2     23.8
Distributions..............................................  (30.0)  (23.8)   (94.6)
Proceeds from sale of partnership interests................     --   (51.9)   (91.5)
Realized loss on sale of partnership interests.............     --     2.4    (13.9)
                                                            ------  ------  -------
Change in venture capital partnerships.....................   56.5   (28.3)  (110.2)
Venture capital partnership investments, beginning of
  period...................................................  116.8   145.1    255.3
                                                            ------  ------  -------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..... $173.3  $116.8  $ 145.1
                                                            ======  ======  =======

AMOUNTS APPLICABLE TO THE CLOSED BLOCK..................... $157.3  $ 97.9  $  73.4
                                                            ======  ======  =======

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2007 or 2006.

There were no earnings from affiliate securities during 2007 or 2006.

Aberdeen Asset Management PLC (Aberdeen)

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

OTHER INVESTMENTS

OTHER INVESTMENTS:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                                2007      2006
($ in millions)                                              -------   -------
Transportation and other equipment leases................... $ 57.7    $ 60.3
Mezzanine partnerships......................................  151.6     100.9
Affordable housing partnerships.............................   17.7      19.6
Derivative instruments (Note 13)............................   22.7       7.0
Real estate.................................................   48.1      73.0
Other partnership interests/(1)/............................  119.3      46.1
                                                             ------    ------
OTHER INVESTED ASSETS....................................... $417.1    $306.9
                                                             ======    ======

Amounts applicable to the closed block...................... $123.7    $ 85.5
                                                             ======    ======
--------
/(1)/ Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007, our Life Companies had on deposit securities with a fair value of $67.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:

                                                           YEAR ENDED
                                                          DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
($ in millions)                                   --------  --------  --------
Debt securities.................................. $  764.1  $  792.1  $  806.8
Equity securities................................      8.2       7.0       6.3
Mortgage loans...................................      1.7       6.2      20.2
Venture capital partnerships.....................     27.0       3.2      23.8
Policy loans.....................................    179.5     169.3     165.8
Other investments................................     43.8      40.0      47.8
Other income.....................................      8.3        --        --
Cash and cash equivalents........................     15.2      13.0       5.9
                                                  --------  --------  --------
Total investment income..........................  1,047.8   1,030.8   1,076.6
Discontinued operations..........................     (7.5)     (6.6)     (4.8)
Investment expenses..............................    (21.2)    (15.1)    (15.5)
                                                  --------  --------  --------
NET INVESTMENT INCOME, GENERAL ACCOUNT
  INVESTMENTS....................................  1,019.1   1,009.1   1,056.3
Debt and equity securities pledged as collateral
  (Note 12)......................................     15.7      19.0      33.9
                                                  --------  --------  --------
NET INVESTMENT INCOME............................ $1,034.8  $1,028.1  $1,090.2
                                                  ========  ========  ========

Amounts applicable to the closed block........... $  571.6  $  540.7  $  556.5
                                                  ========  ========  ========

For 2007, 2006 and 2005, net investment income was lower by $16.7 million, $12.1 million and $15.4 million, respectively, due to non-income producing debt securities. Of these amounts, $8.8 million, $8.4 million and $12.1 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                             ----------------------
                                                              2007    2006    2005
($ in millions)                                              ------  ------  ------
Debt security impairments................................... $(46.4) $ (7.9) $(31.2)
Equity security impairments.................................   (0.5)     --    (2.1)
Mortgage loan impairments...................................     --      --    (0.8)
Affiliate equity security impairments.......................     --      --      --
Other invested asset impairments............................   (3.9)     --      --
Debt and equity securities pledged as collateral impairments   (0.8)   (1.0)   (1.2)
                                                             ------  ------  ------
IMPAIRMENT LOSSES...........................................  (51.6)   (8.9)  (35.3)
                                                             ------  ------  ------
Debt security transaction gains.............................   21.9    62.1    19.2
Debt security transaction losses............................   (9.3)  (20.1)  (37.2)
Equity security transaction gains...........................   12.5    25.7     5.8
Equity security transaction losses..........................   (3.0)   (3.8)  (12.5)
Mortgage loan transaction gains.............................    1.4     3.2      --
Venture capital partnership transaction gains (losses)......     --     2.4   (13.9)
Affiliate equity security transaction gains.................   13.7    10.4    14.4
Affiliate equity security transaction losses................     --      --   (10.7)
Real estate transaction gains...............................    1.6      --      --
Real estate transaction losses..............................   (0.2)     --    (0.6)
Debt and equity securities pledged as collateral gains......    2.6      --     2.5
Debt and equity securities pledged as collateral losses.....   (0.8)     --      --
Other investments transaction gains.........................    8.9     2.8    15.1
Other investments transaction losses........................   (5.9)     --      --
                                                             ------  ------  ------
NET TRANSACTION GAINS (LOSSES)..............................   43.4    82.7   (17.9)
                                                             ------  ------  ------
NET REALIZED INVESTMENT GAINS (LOSSES)...................... $ (8.2) $ 73.8  $(53.2)
                                                             ======  ======  ======

Debt security impairments during 2007 reflected the effects of credit impairments related to the sub-prime, Alt-A and second-lien residential mortgage markets, including a $17.1 million full impairment of a direct investment in a collateralized debt obligation.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                     -------------------------
                                                       2007     2006     2005
($ in millions)                                      -------  -------  -------
Debt securities..................................... $(246.3) $(125.9) $(313.0)
Equity securities...................................     1.2     12.7      2.6
Debt and equity securities pledged as collateral....   (16.4)    (9.1)   (93.3)
Other investments...................................    (1.6)      --     (7.5)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES.................... $(263.1) $(122.3) $(411.2)
                                                     =======  =======  =======

Net unrealized investment losses.................... $(263.1) $(122.3) $(411.2)
                                                     -------  -------  -------
Applicable policyholder dividend obligation.........  (121.5)   (73.8)  (194.8)
Applicable deferred policy acquisition costs........   (63.4)   (16.2)   (70.5)
Applicable deferred income tax benefit..............   (20.4)    (8.2)   (20.1)
                                                     -------  -------  -------
Offsets to net unrealized investment losses.........  (205.3)   (98.2)  (285.4)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER
  COMPREHENSIVE INCOME (NOTE 15).................... $ (57.8) $ (24.1) $(125.8)
                                                     =======  =======  =======

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                        -------------------------------
                                                           2007       2006       2005
($ in millions)                                         ---------  ---------  ---------
Debt security purchases................................ $(3,923.2) $(4,451.0) $(4,500.4)
Equity security purchases..............................     (76.6)     (54.9)    (150.8)
Venture capital partnership investments................     (60.0)     (41.8)     (65.7)
Other invested asset purchases.........................    (159.7)     (88.5)     (87.2)
Policy loan advances, net..............................     (58.5)     (77.0)     (48.3)
                                                        ---------  ---------  ---------
INVESTMENT PURCHASES................................... $(4,278.0) $(4,713.2) $(4,852.4)
                                                        =========  =========  =========

Debt securities sales.................................. $ 2,929.8  $ 3,653.6  $ 2,925.8
Debt securities maturities and repayments..............   1,370.3    1,580.6    1,367.6
Equity security sales..................................      68.6       87.4      225.4
Mortgage loan maturities and principal repayments......      57.7       60.3       79.2
Venture capital partnership capital distributions......      30.0       75.7      185.9
Real estate and other invested assets sales............     118.4      103.7       17.8
                                                        ---------  ---------  ---------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............ $ 4,574.8  $ 5,561.3  $ 4,801.7
                                                        =========  =========  =========

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2007 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2007.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:

                                                             MORTGAGE
                                                     DEBT    LOANS AT
                                                  SECURITIES CARRYING
                                                   AT COST    VALUE     TOTAL
($ in millions)                                   ---------- -------- ---------
Due in one year or less.......................... $   436.9   $ 3.0   $   439.9
Due after one year through five years............   1,892.7     9.6     1,902.3
Due after five years through ten years...........   3,589.3      --     3,589.3
Due after ten years..............................   6,106.3     3.0     6,109.3
                                                  ---------   -----   ---------
TOTAL............................................ $12,025.2   $15.6   $12,040.8
                                                  =========   =====   =========
10. FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                                                CARRYING  FAIR  CARRYING  FAIR
                                                 VALUE    VALUE  VALUE    VALUE
($ in millions)                                 -------- ------ -------- ------
7.15% surplus notes............................  $174.0  $179.6  $174.0  $189.6
                                                 ------  ------  ------  ------
TOTAL INDEBTEDNESS.............................  $174.0  $179.6  $174.0  $189.6
                                                 ======  ======  ======  ======

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, we amended and restated our existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009.

Potential borrowers on the credit line are The Phoenix Companies, Inc., PXP and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this facility to Phoenix Life and PXP. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. There are no current borrowings on the credit facility.

The credit facility contains covenants that require us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life must maintain a minimum risk-based capital ratio of 250% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility are not conditioned on the absence of a material adverse change.

INTEREST EXPENSE ON INDEBTEDNESS:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------
                                                               2007  2006  2005
($ in millions)                                               ----- ----- -----
INTEREST EXPENSE INCURRED.................................... $12.4 $14.5 $14.7
                                                              ===== ===== =====
INTEREST PAID................................................ $12.5 $14.6 $14.6
                                                              ===== ===== =====

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   . Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

   . Liabilities associated with the guaranteed minimum income benefit (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                               2007      2006
($ in millions)                                              --------  --------
Debt securities............................................. $  736.7  $  733.0
Equity funds................................................  2,895.4   2,591.0
Other.......................................................    103.9      92.2
                                                             --------  --------
TOTAL....................................................... $3,736.0  $3,416.2
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES (NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2007
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2007..................... $   32.2  $    3.7
Incurred....................................................    (26.3)      2.2
Paid........................................................     (2.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2007................... $    3.2  $    5.9
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES:

(NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2006
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2006..................... $   32.7  $    2.5
Incurred....................................................      3.2       1.2
Paid........................................................     (3.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2006................... $   32.2  $    3.7
                                                             ========  ========
--------
/(1)/ The reinsurance recoverable asset related to the GMDB was $1.4 million and $21.5 million as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2007 and 2006, 100% of the aggregate account value with the GMWB, GMAB and GPAF features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2007 and 2006, the embedded derivative for GMWB, GMAB and GPAF was immaterial. Benefit payments made for the GMWB, GMAB and GPAF during 2007 or 2006 were immaterial.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:

                                                                 NET AMOUNT   AVERAGE
                                                                   AT RISK   ATTAINED
                                                        ACCOUNT     AFTER     AGE OF
                                                         VALUE   REINSURANCE ANNUITANT
($ in millions)                                         -------- ----------- ---------
GMDB return of premium/(1)/............................ $1,451.0    $ 5.5       59
GMDB step up/(2)/......................................  1,915.4     37.6       60
GMDB earnings enhancement benefit (EEB)/(3)/...........     78.4       --       60
GMDB greater of annual step up and roll up/(4)/........     42.5      3.6       63
                                                        --------    -----
TOTAL GMDB AT DECEMBER 31, 2007........................ $3,487.3    $46.7
                                                        ========    =====

GMIB................................................... $  716.8                59
GMAB...................................................    389.8                55
GMWB...................................................    214.6                62
GPAF...................................................     43.3                74
                                                        --------
TOTAL AT DECEMBER 31, 2007............................. $1,364.5
                                                        ========

--------
/(1)/ Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

/(2)/ Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

/(3)/ EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

/(4)/ Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $34.7 million and $12.7 million, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
    OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to 10 collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These 10 collateralized obligation trusts are investment trusts with aggregate assets of $3.6 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $9.1 million, $8.0 million and $8.8 million during the years ended December 31, 2007, 2006 and 2005, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the 10 collateralized obligation trusts is $13.4 million at December 31, 2007 (none of which relates to trusts that are consolidated), all of which relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2007 and 2006 and three as of December 31, 2005. As of
December 31, 2007, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.5 million, $0.7 million and $5.0 million for the years ended December 31, 2007, 2006 and 2005, respectively, related to these consolidated obligation trusts.

The other eight variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.4 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $13.4 million (all of which are investment grade debt securities at December 31, 2007).

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31,
                                            -----------------------------------
                                                  2007              2006
                                            ----------------- -----------------
                                            FAIR VALUE  COST  FAIR VALUE  COST
($ in millions)                             ---------- ------ ---------- ------

Debt securities pledged as collateral......   $219.1   $219.3   $267.2   $251.4
Equity securities pledged as collateral....       --      0.1      0.6      0.3
                                              ------   ------   ------   ------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED
  AS COLLATERAL............................   $219.1   $219.4   $267.8   $251.7
                                              ======   ======   ======   ======

Cash and accrued investment income of $13.4 million and $5.0 million are included in the amounts above at December 31, 2007 and 2006, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $307.2 million and $332.2 million at December 31, 2007 and 2006, respectively, and non-recourse derivative cash flow hedge liability of $10.7 million (notional amount of $211.1 million with maturity of June 1, 2009) and $11.8 million (notional amount of $222.9 million with maturities of 2005-2013) at December 31, 2007 and 2006, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2007 and 2006.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                        AS OF DECEMBER 31,
                                                    --------------------------
                                                        2007          2006
                                                    ------------  ------------
                                                    GAINS LOSSES  GAINS LOSSES
($ in millions)                                     ----- ------  ----- ------
Debt securities pledged as collateral.............. $29.0 $(29.2) $35.4 $(19.6)
Equity securities pledged as collateral............    --   (0.1)   0.4   (0.1)
                                                    ----- ------  ----- ------
TOTAL.............................................. $29.0 $(29.3) $35.8 $(19.7)
                                                    ===== ======  ===== ======
NET UNREALIZED GAINS...............................       $ (0.3) $16.1
                                                          ======  =====

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31, 2007
                                       -------------------------------------------------
                                          LESS THAN       GREATER THAN
                                          12 MONTHS        12 MONTHS          TOTAL
                                       ---------------  ---------------  ---------------
                                       FAIR  UNREALIZED FAIR  UNREALIZED FAIR  UNREALIZED
                                       VALUE   LOSSES   VALUE   LOSSES   VALUE   LOSSES
($ in millions)                        ----- ---------- ----- ---------- ----- ----------
Corporate............................. $ --    $  --    $ --    $ (2.0)  $  --   $ (2.0)
Mortgage-backed.......................  3.7     (0.4)    7.2     (12.7)   10.9    (13.1)
Other asset-backed....................  2.6       --     0.2     (14.1)    2.8    (14.1)
                                       ----    -----    ----    ------   -----   ------
DEBT SECURITIES....................... $6.3    $(0.4)   $7.4    $(28.8)  $13.7   $(29.2)
EQUITY SECURITIES PLEDGED AS
  COLLATERAL..........................   --       --      --      (0.1)     --     (0.1)
                                       ----    -----    ----    ------   -----   ------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL............... $6.3    $(0.4)   $7.4    $(28.9)  $13.7   $(29.3)
                                       ====    =====    ====    ======   =====   ======

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $2.6 million at December 31, 2007. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2007.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:

                                                                          2007
                                                                          COST
($ in millions)                                                          ------
Due in one year or less................................................. $ 19.1
Due after one year through five years...................................   16.1
Due after five years through ten years..................................   25.9
Due after ten years.....................................................  158.2
                                                                         ------
TOTAL DEBT SECURITIES................................................... $219.3
                                                                         ======

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2007, 2006 and 2005 is $0.8 million, $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:

                                                           AS OF AND FOR THE
                                                        YEAR ENDED DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
INCREASE (DECREASE) IN NET INCOME...................... $  1.0  $ (1.0) $  1.3
                                                        ======  ======  ======
REDUCTION TO STOCKHOLDERS' EQUITY...................... $(85.4) $(71.2) $(67.9)
                                                        ======  ======  ======

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

13. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN GENERAL ACCOUNT:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                             NOTIONAL
                              AMOUNT  MATURITY  ASSET LIABILITY ASSET LIABILITY
($ in millions)              -------- --------- ----- --------- ----- ---------
INTEREST RATE SWAPS.........
   Cash flow hedges.........   $ --     2007    $  --   $ --    $0.4    $ --
   Non-hedging derivative
     instruments............     22     2017      0.2    0.2     2.1     1.2
CROSS CURRENCY SWAPS........     35   2012-2016    --    2.9      --     1.0
PUT OPTIONS.................    150   2016-2017  21.5     --     4.0      --
CALL OPTIONS................      6     2008      0.5     --      --      --
OTHER.......................     56     2008      0.5     --     0.5      --
                               ----             -----   ----    ----    ----
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT
  POSITIONS.................   $269             $22.7   $3.1    $7.0    $2.2
                               ====             =====   ====    ====    ====

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

Interest Rate Options

We use interest rate options, such as caps to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate cap gives us the right to receive, over the maturity of the contract, the excess of a reference rate index that is determined. The cash settlement or payoff from these cap contracts is made on a quarterly basis based on the rate difference times notional principal.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

   . Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

   . Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

   . Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS:

                                                  AS OF DECEMBER 31,
                                        ---------------------------------------
                                               2007                2006
                                        ------------------- -------------------
                                        CARRYING    FAIR    CARRYING    FAIR
                                         VALUE      VALUE    VALUE      VALUE
($ in millions)                         --------- --------- --------- ---------
Cash and cash equivalents.............. $   366.8 $   366.8 $   289.0 $   289.0
Available-for-sale debt securities
  (Note 9).............................  11,924.7  11,924.7  12,549.9  12,549.9
Available-for-sale equity securities
  (Note 9).............................     191.8     191.8     174.5     174.5
Mortgage loans (Note 9)................      15.6      14.3      71.9      74.7
Debt and equity securities pledged as
  collateral (Note 12).................     219.1     219.1     267.8     267.8
Derivative financial instruments.......      22.7      22.7       7.0       7.0
Policy loans (Note 9)..................   2,380.5   2,495.6   2,322.0   2,415.9
                                        --------- --------- --------- ---------
FINANCIAL ASSETS....................... $15,121.2 $15,235.0 $15,682.1 $15,778.8
                                        ========= ========= ========= =========

Investment contracts................... $ 1,808.9 $ 1,803.9 $ 2,228.4 $ 2,190.9
Non-recourse collateralized
  obligations (Note 12)................     317.9     232.5     344.0     272.8
Indebtedness (Note 10).................     174.0     179.6     174.0     189.6
Derivative financial instruments.......       3.1       3.1       2.2       2.2
                                        --------- --------- --------- ---------
FINANCIAL LIABILITIES.................. $ 2,303.9 $ 2,219.1 $ 2,748.6 $ 2,655.5
                                        ========= ========= ========= =========

14. INCOME TAXES

ALLOCATION OF INCOME TAXES:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                         ---------------------
                                                          2007    2006   2005
($ in millions)                                          ------  -----  ------
Income taxes (benefit) applicable to:
   Current.............................................. $  5.1  $26.1  $  6.6
   Deferred.............................................   37.0   47.1    32.7
                                                         ------  -----  ------
   Continuing operations................................   42.1   73.2    39.3
   Discontinued operations..............................   (1.5)   0.7     0.6
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO NET INCOME...................   40.6   73.9    39.9
Other comprehensive loss................................  (20.7)  (8.2)  (22.1)
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME......... $ 19.9  $65.7  $ 17.8
                                                         ======  =====  ======
INCOME TAXES PAID (REFUNDED)............................ $ 17.7  $14.5  $(14.1)
                                                         ======  =====  ======

EFFECTIVE INCOME TAX RATE:

                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
Income from continuing operations before income taxes
  and minority interest................................ $191.1  $225.8  $159.2
                                                        ------  ------  ------
Income taxes at statutory rate of 35.0%................   66.9    79.1    55.7
Valuation allowance release............................  (11.0)     --      --
Dividends received deduction...........................   (6.3)   (3.1)   (7.8)
Low income housing tax credit..........................   (4.1)   (4.0)   (4.0)
Tax interest recoveries................................     --      --    (5.3)
Historic rehabilitation and other tax credits..........     --    (0.6)   (2.3)
Realized losses (gains) on available-for-sale
  securities pledged as collateral.....................   (0.4)    0.3    (0.5)
Other, net.............................................   (3.0)    1.5     3.5
                                                        ------  ------  ------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS  $ 42.1  $ 73.2  $ 39.3
                                                        ======  ======  ======

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              ----------------
                                                                2007     2006
($ in millions)                                               -------  -------
Deferred income tax assets:
Future policyholder benefits................................. $ 337.8  $ 290.7
Unearned premiums/deferred revenues..........................   104.1    103.3
Employee benefits............................................    53.3     58.3
Intangible assets............................................     0.1      2.1
Net operating and capital loss carryover benefits............    21.1     13.7
Historic rehabilitation and other tax credits................    29.8     16.4
Foreign tax credits carryover benefits.......................    14.3     14.3
Other........................................................     1.4      5.0
Valuation allowance..........................................    (1.1)   (12.1)
                                                              -------  -------
GROSS DEFERRED INCOME TAX ASSETS.............................   560.8    491.7
                                                              -------  -------
Deferred tax liabilities:
Deferred policy acquisition costs............................  (523.5)  (434.6)
Investments..................................................  (111.3)  (126.7)
Other........................................................    (8.7)      --
                                                              -------  -------
GROSS DEFERRED INCOME TAX LIABILITIES........................  (643.5)  (561.3)
                                                              -------  -------
DEFERRED INCOME TAX LIABILITIES.............................. $ (82.7) $ (69.6)
                                                              =======  =======

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2007, we had deferred tax assets of $5.5 million and $14.5 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $15.8 million are scheduled to expire between the years 2019 and 2027. The federal capital losses of $41.5 million are scheduled to expire in 2010 and 2012. The state net operating losses of $15.2 million related to the non-life subgroup are scheduled to expire between 2019 and 2026. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million valuation allowance at the end of 2007 and 2006, relative to the state deferred tax assets.

As of December 31, 2007, we had deferred income tax assets of $29.8 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2026.

As of December 31, 2007, we had deferred income tax assets of $14.3 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2016 tax years.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2007 and 2006 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary. During the year, management identified sources of future taxable income that would allow for the realization of the entire foreign tax credit carryover. Accordingly, the valuation allowance related to the Company's foreign tax credit of $11.0 million was released.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:

($ in millions)
Balance at January 1, 2007.............................................. $20.7
Reductions for tax positions of prior years.............................  (2.2)
Settlements with taxing authorities.....................................  (1.1)
                                                                         -----
BALANCE AT DECEMBER 31, 2007............................................ $17.4
                                                                         =====

The entire amount of unrecognized tax benefits at December 31, 2007 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our consolidated U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

15. OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:

                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                               2007             2006             2005
                                                         ---------------  ---------------  ----------------
                                                          GROSS     NET    GROSS     NET    GROSS     NET
($ in millions)                                          -------  ------  -------  ------  -------  -------
Unrealized losses on investments........................ $(239.3) $(37.5) $(177.3) $(37.8) $(358.4) $ (91.1)
Net realized investment gains (losses) on
  available-for-sale securities included in net income..   (23.8)  (20.3)    55.0    13.7    (52.8)   (34.7)
                                                         -------  ------  -------  ------  -------  -------
Net unrealized investment losses........................  (263.1)  (57.8)  (122.3)  (24.1)  (411.2)  (125.8)
Net unrealized foreign currency translation adjustment..     1.4     0.9     (0.3)   (0.1)    (6.0)    (4.0)
Net unrealized derivative instruments gains (losses)....    (1.1)   (0.3)     7.1     6.9     82.8     82.8
                                                         -------  ------  -------  ------  -------  -------
Other comprehensive loss................................  (262.8) $(57.2)  (115.5) $(17.3)  (334.4) $ (47.0)
                                                         -------  ======  -------  ======  -------  =======
Applicable policyholder dividend obligation.............  (121.5)           (73.8)          (194.8)
Applicable deferred policy acquisition cost amortization   (63.4)           (16.2)           (70.5)
Applicable deferred income tax benefit..................   (20.7)            (8.2)           (22.1)
                                                         -------          -------          -------
Offsets to other comprehensive income...................  (205.6)           (98.2)          (287.4)
                                                         -------          -------          -------
OTHER COMPREHENSIVE LOSS................................ $ (57.2)         $ (17.3)         $ (47.0)
                                                         =======          =======          =======

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:

                                                                    AS OF DECEMBER 31,
                                                             -------------------------------
                                                                   2007            2006
                                                             ---------------  --------------
                                                              GROSS     NET    GROSS    NET
($ in millions)                                              -------  ------  ------  ------
Unrealized gains on investments............................. $ (77.7) $(55.0) $185.4  $  2.8
Unrealized foreign currency translation adjustment..........     0.8      --    (0.6)   (0.9)
Unrealized losses on derivative instruments.................   (34.4)  (18.0)  (33.3)  (17.7)
                                                             -------  ------  ------  ------
Accumulated other comprehensive income......................  (111.3) $(73.0)  151.5  $(15.8)
                                                             -------  ======  ------  ======
Applicable policyholder dividend obligation.................    46.2           167.7
Applicable deferred policy acquisition costs................   (63.6)           (0.3)
Applicable deferred income taxes............................   (20.9)           (0.1)
                                                             -------          ------
Offsets to accumulated other comprehensive income...........   (38.3)          167.3
                                                             -------          ------
ACCUMULATED OTHER COMPREHENSIVE INCOME                       $ (73.0)         $(15.8)
                                                             =======          ======

16. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes) and $6.5 million ($4.2 million after income taxes) in 2006 and 2005, respectively, primarily in connection with organizational and employment-related costs.

17. DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realize an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007, 2006 and 2005 was $(3.5) million, $1.1 million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:

                                                        AS OF AND FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                        -----------------------------
                                                          2007      2006      2005
($ in millions)                                         --------  --------  --------
Statutory capital, surplus, and surplus notes.......... $  848.1  $  932.5  $  873.2
Asset valuation reserve (AVR)..........................    192.6     187.8     210.8
                                                        --------  --------  --------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR...... $1,040.7  $1,120.3  $1,084.0
                                                        ========  ========  ========
STATUTORY GAIN FROM OPERATIONS......................... $  115.2  $  131.6  $  106.2
                                                        ========  ========  ========
STATUTORY NET INCOME................................... $   80.0  $  162.0  $   61.0
                                                        ========  ========  ========

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $92.2 million in 2007 and is able to pay $83.8 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $83.8 million in 2008, would be subject to the discretion of the New York Superintendent of Insurance.

19. PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:

                                                           AS OF DECEMBER 31,
                                                   -----------------------------------
                                                         2007              2006
                                                   ----------------- -----------------
                                                            CARRYING          CARRYING
                                                     COST    VALUE     COST    VALUE
($ in millions)                                    -------  -------- -------  --------
Real estate....................................... $ 106.8   $36.1   $ 105.5   $37.0
Equipment.........................................   213.1    49.2     200.2    40.9
Leasehold improvements............................      --      --       0.8     0.7
                                                   -------   -----   -------   -----
Premises and equipment cost and carrying value....   319.9   $85.3     306.5   $78.6
                                                             =====             =====
Accumulated depreciation and amortization.........  (234.6)           (227.9)
                                                   -------           -------
PREMISES AND EQUIPMENT............................ $  85.3           $  78.6
                                                   =======           =======

Depreciation and amortization expense for premises and equipment for 2007, 2006 and 2005 totaled $12.8 million, $12.1 million and $9.2 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $3.0 million, $2.7 million and $2.4 million in 2007, 2006 and 2005, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $12.4 million as of December 31, 2007, payable as follows: 2008, $2.5 million; 2009, $2.1 million; 2010, $2.0 million; 2011, $1.4 million; 2012, $1.0 million; and
thereafter, $3.5 million.

20. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $11.6 million, $9.8 million and $9.4 million for 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $0.5 million, as of December 31, 2007 and 2006, respectively. Through July 2007, PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.0 million and $0.7 million as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $0.5 million, $1.8 million and $1.9 million for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.6 million as of December 31, 2007.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% for the year ended December 31, 2005. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3.0 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2007 and 2006 were $42.0 million and $54.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $60.2 million, $48.9 million and $45.3 million for 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2.4 million and $0.5 million, as of December 31, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2007, 2006 and 2005, we incurred $62.3 million, $50.1 million and $37.6 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $3.9 million and $2.4 million as of December 31, 2007 and 2006, respectively.

21. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in October 2007, the New York State Insurance Department commenced the on-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In May 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.

22. OTHER COMMITMENTS

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2007, we had committed $164.4 million under such investments, of which $62.6 million is expected to be disbursed by December 31, 2008.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $13.3 million at December 31, 2007.

                                     PART C

Item 24. Financial Statements and Exhibits.

     (a)  Financial Statements.


          (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 2007; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.

          (2) The consolidated financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Consolidated Balance Sheet as of December 31, 2007 and 2006; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005; Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005; Consolidated Statement of Changes in Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005; and Notes to Financial Statements.


     (b)  Exhibits.

          (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

          (2)  Not Applicable.

          (3)  Distribution of Contracts.

               (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.

               (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

          (4) (a) Form of Contract (Big Edge Form No. 1017) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and filed via EDGAR with Registrant's Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

               (b) Form of Contract (Big Edge Plus Form No. 2646) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via EDGAR Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

               (c) Form of Contract (Group Strategic Edge Form Nos. GD601 and GD603) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (d)  Form of Contract (Big Edge Choice for New York Form No.
                    D602) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 (File No. 002-78020), filed via EDGAR on February 28, 1997.

               (e) Form of Contract (The Phoenix Edge-VA for New York Form No. D602NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020), filed via EDGAR on November 29, 1999.

               (f) Form of Contract (Phoenix Spectrum Edge Form No. 612), filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

               (g) Guaranteed Minimum Income Benefit Rider, Form Number DR81, filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

               (h) Guaranteed Minimum Accumulation Benefit Rider, Form DR84, filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

               (i) Guaranteed Minimum Withdrawal Benefit Rider Form No. 06GMWB is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

               (j) Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness Form No. 08HNW is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020) filed via EDGAR on April 30, 2008.

          (5) (a) Form of Application (Big Edge Form No. OL2502) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (b) Form of Application (Big Edge Plus Form No. OL1340) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (c) Form of Application (Group Strategic Edge Form No. OL2318) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (d) Form of Application (Big Edge Choice for New York Form No. OL2115NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 File No. 002-78020), filed via EDGAR on February 28, 1997.

               (e) Form of Application (The Phoenix Edge-VA for New York Form No. OL2744NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020), filed via EDGAR on November 29, 1999.

               (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174), filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

          (6) (a) Amended and Restated Charter of Phoenix Life Insurance Company, dated December 20, 2004, is incorporated by reference to Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 filed via EDGAR on April 25, 2005.

               (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004, Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 filed via EDGAR on April 25, 2005.

          (7)  Not Applicable.

          (8)  (a)  Participation Agreements.

               (1)  (a)  Participation Agreement dated May 1, 2000 between
                         Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                    (d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Form N-4 (File No. 333-123035), Post Effective Amendment No. 3, filed via EDGAR on December 19, 2006.


                    (e) Amendment No.4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

                    (f) Amendment No.5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company, incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.


               (2)  (a)  Participation Agreement dated April 18, 1995 between
                         Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-

                         Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (c) Amendment No. 2 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (4)  (a)  Fund Participation Agreement dated July 19, 1999 among
                         Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


                    (d) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.), is incorporated by reference to Post-Effective Amendment No. 51 on
                         Form N-4 (File No. 002-78020) filed via EDGAR on April 30, 2008.


               (5) Participation Agreement dated December 17, 1999 among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


               (7) (a) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment and Assignment dated as of June 6, 2007 between Variable Insurance Products Fund II ("Current Fund"), Fidelity Distributors Corporation (the "Underwriter") and PHL Variable Insurance Company (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-effective Amendment No.1 to Initial Registration Statement on Form N-6 (File No.333-143656) filed via EDGAR on November7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset
                    Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1) amends the Participation Agreement to delete the affected portfolios; and (2) creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)


               (8) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM

                    Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (9) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

               (10) Participation Agreement dated April 25, 2005 among Phoenix
                    Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), via EDGAR on April 27, 2006.

               (11) Participation Agreement dated April 14, 2005 among Phoenix
                    Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

               (12) Participation Agreement dated May 1, 2006 among Phoenix Life
                    Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Registrant's Form N-4 (File Number 333-123035), on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (13) Participation Agreement dated May 1, 2006 among Phoenix Life
                    Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (14) Participation Agreement dated May 1, 2006 among Phoenix Life
                    Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (15) Participation Agreement dated May 1, 2006 among The
                    Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company, is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (16) Amended and Restated Participation Agreement dated January
                    1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27, filed via EDGAR on February 20, 2007.


               (17) Participation Agreement dated September 7, 2007 among
                    Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

               (18) Participation Agreement dated April 1, 2008, among Phoenix
                    Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment
                    No. 51 on Form N-4 (File No. 002-78020) filed via EDGAR on April 30, 2008.

               (19) Participation Agreement dated February 1, 2008, among
                    Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4
                    (File No. 002-78020) filed via EDGAR on April 30, 2008.


               (b)  Other Material Contracts:


                    (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

                    (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

                    (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds,The Alger American Fund,DWS Funds, Federated Insurance Series,.Franklin Templeton

                    Variable Insurance Products Trust,Lazard Retirement Series,Lord Abbett Series Fund, Inc.,Neuberger Berman Advisers Management Trust,Oppenheimer Variable Account Funds,The Rydex Trust,Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

                    (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No.6 on Form N-4 (File No.333-123035), filed via EDGAR on September 28, 2007.

                    (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

          (9) Written Opinion and Consent of Michele Drummey, is filed herewith.


          (10) (a) Written Consent of PricewaterhouseCoopers LLP is filed herewith.


               (b) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020) filed via EDGAR on April 30, 2008.


          (11) Not Applicable.

          (12) Not Applicable.

Item 25. Directors and Executive Officers of the Depositor.

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------------
Sal H. Alfiero                        Director
Protective Industries, LLC
Buffalo, NY

Martin N. Baily                       Director
The Brookings Institution
Washington, D.C.

Jean S. Blackwell                     Director
Cummins Inc.
Columbus, IN 47202-3005

Peter C. Browning*                    Director

Arthur P. Byrne                       Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*                   Director


Gordon J. Davis, Esq.                 Director
Dewey and LeBoeuf, LLP
New York, NY


John H. Forsgren*                     Director

Ann Maynard Gray*                     Director

John E. Haire*                        Director

Jerry J. Jasinowski *                 Director

Thomas S. Johnson                     Director
New York, NY

Dona D. Young*                        Chairman of the Board, President and Chief
                                      Executive Officer

Philip K. Polkinghorn*                Senior Executive Vice President and
                                      President, Life and Annuity

Tracy L. Rich*                        Executive Vice President, General Counsel
                                      and Secretary

Daniel J. Moskey*                     Vice President and Treasurer

James D. Wehr**                       Senior Executive Vice President and Chief
                                      Investment Officer

David R. Pellerin**                   Senior Vice President and Chief Accounting
                                      Officer
Peter A. Hofmann*                     Senior Executive Vice President and Chief
                                      Financial Officer


* The principal business address of this individual is One American Row, Hartford, CT 06103-2899.

** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
     Phoenix Distribution Holding Company (100%) Connecticut


               WS Griffith Securities, Inc. (100%) New York


     Phoenix Investment Management Company (100%) Connecticut
          Phoenix Investment Partners, Ltd. (100%) Delaware
               DP Holdings, Ltd. (100%) New Brunswick, Canada
               DPCM Holdings, Inc. (100%) Illinois


               Duff & Phelps Investment Management Company (100%) Illinois


               Goodwin Capital Advisers, Inc. (100%) New York
               Kayne Anderson Rudnick Investment Management, LLC (100%)
               California
               Pasadena Capital Corporation (100%) California
                    Engemann Asset Management (100%) California
               Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut Phoenix Equity Planning Corporation (100%) Connecticut
                    Phoenix Investment Counsel, Inc. (100%) Massachusetts
               Phoenix/Zweig Advisers, LLC (100%) Delaware
                    Euclid Advisors, LLC (100%) New York
               PXP Securities Corp. (100%) New York
               Rutherford Financial Corporation (100%) Delaware
               Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
               SCM Advisors, LLC (100%) California
               Walnut Asset Management, LLC (70.6%) Delaware
     Phoenix Life Insurance Company (100%) New York


          Phoenix Foundation (0%)Connecticut


          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
               American Phoenix Life and Reassurance Company (100%) Connecticut
                    Phoenix Life and Reassurance Company of New York (100%)
                    New York
               PFG Holdings, Inc. (100%) Pennsylvania
                    AGL Life Insurance Company (100%) Pennsylvania
                    PFG Distribution Company (100%) Delaware
                    Philadelphia Financial Group, Inc. (100%) Delaware
               PHL Variable Insurance Company (100%) Connecticut
                    PHL Variable Accumulation Account (100%) Connecticut
                    PHLVIC Variable Universal Life Account (100%) Connecticut
               Phoenix Founders, Inc. (100%) Connecticut
               Phoenix International Capital Corporation (100%) Connecticut
                    Practicare, Inc. (100%) Delaware
               Phoenix Life and Annuity Company (100%) Connecticut
                    Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
               Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
               PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut


     Phoenix Life Solutions, Inc (100%) Delaware

          Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.


     On February 29, 2008 there were 11,269 qualified and 7,325 nonqualified contract owners.


Item 28. Indemnification.

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     Phoenix Equity Planning Corporation ("PEPCO")

     (a)  PEPCO serves as the principal underwriter for the following entities:


     PEPCO serves as the principal underwriter for the following entities:

          Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b) Directors and Executive Officers of PEPCO.



          Name                                 Position
------------------------   --------------------------------------------------
George R. Aylward, Jr.**   Director and Executive Vice President
John H. Beers*             Vice President and Secretary
John R. Flores*            Vice President and Anti-Money Laundering Officer
David Hanley**             Vice President and Treasurer
Stephen D. Gresham**       Director and Senior Vice President
David C. Martin*           Vice President and Chief Compliance Officer
Philip K. Polkinghorn*     Director and Executive Vice President



* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.




     (c) PEPCO received n contracts which are the subject of this Registration Statement.

Item 30. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 31. Management Services.

     Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


                                  Year                                  Fee Paid
---------------------------------------------------------------------   --------
2007                                                                    $ 95,000
2006.................................................................   $101,000
2005.................................................................   $ 86,000

Item 32. Undertakings.

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                          SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 52 to Registration Statement No. 002-78020 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 1st day of May, 2008.


                                     PHOENIX LIFE VARIABLE
                                     ACCUMULATION ACCOUNT
                                     PHOENIX LIFE INSURANCE COMPANY


                                     By:
                                        ----------------------------------------
                                        *Dona D. Young, Chairman of the Board,
                                        President and Chief Executive Officer of
                                        Phoenix Life Insurance Company


                                     By:/s/ Kathleen A. McGah
                                        ----------------------------------------
                                        *Kathleen A. McGah

*  As Attorney-in-Fact pursuant to power of attorney


As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 52 to Registration Statement No. 002-78020 on May 1, 2008.


      Signature                       Title
-------------------   -------------------------------------


-------------------   Chairman of the Board, President and
*Dona D. Young        Chief Executive Officer





-------------------   Chief Accounting Officer
*David R. Pellerin


-------------------   Chief Financial Officer
*Peter A. Hofmann



-------------------   Director
*Sal H. Alfiero


-------------------   Director
*Martin N. Baily


-------------------   Director
*Jean S. Blackwell


-------------------   Director
*Peter C. Browning


-------------------   Director
*Arthur P. Byrne

Signature                Title
-------------------   -----------


-------------------   Director
*Sanford Cloud, Jr.


-------------------   Director
*Gordon J. Davis


-------------------   Director
*John H. Forsgren


-------------------   Director
*Ann Maynard Gray


-------------------   Director
*John E. Haire


-------------------   Director
*Jerry J. Jasinowski


-------------------   Director
*Thomas S. Johnson


/s/ Kathleen A. McGah
----------------------
*Kathleen A. McGah

                                  Exhibit Index



Exhibit 24(b)(9)           Opinion and Consent of Counsel

Exhibit 24(b)(10)(a)       Consent of Independent Registered Public Accounting
                           Firm